                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-5188
                                  ----------------------------------------------

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
 (Address of principal executive offices)                         (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                --------------------------------

Date of fiscal year end:     12-31
                         -------------------------------------------------------

Date of reporting period:    December 31, 2004
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

DECEMBER 31, 2004

American Century Variable Portfolios
Annual Report

[photo of market line chart]
[photo of starfish]
[photo of bridge]

VP Balanced Fund

                               [american century investments logo and text logo]

[inside front cover - blank]

VP BALANCED

FINANCIAL STATEMENTS

OTHER INFORMATION
Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .26
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . . .29

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Balanced - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2004
                                     ------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                          1 YEAR     5 YEARS   10 YEARS   INCEPTION       DATE
--------------------------------------------------------------------------------
CLASS I                    9.78%      2.18%      8.36%      7.98%        5/1/91
--------------------------------------------------------------------------------
BLENDED INDEX(1)           8.30%      1.98%     10.66%      9.99%(2)       --
--------------------------------------------------------------------------------
S&P 500 INDEX             10.88%     -2.30%     12.07%     11.19%(2)       --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX            4.34%      7.71%      7.72%      7.50%(2)       --
--------------------------------------------------------------------------------

(1) See Additional Information page.

(2) Since 4/30/91, the date nearest the fund's inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------
2

VP Balanced - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made December 31, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended December 31
--------------------------------------------------------------------------------------------------
                   1995    1996    1997    1998    1999    2000     2001     2002    2003    2004
--------------------------------------------------------------------------------------------------
Class I           21.12%  12.21%  15.81%  15.77%  10.06%  -2.65%   -3.54%   -9.56%  19.46%   9.78%
--------------------------------------------------------------------------------------------------
Blended index     29.66%  14.97%  23.62%  20.99%  12.00%  -1.00%   -3.71%   -9.82%  18.49%   8.30%
--------------------------------------------------------------------------------------------------
S&P 500 Index     37.58%  22.96%  33.36%  28.58%  21.04%  -9.10%  -11.89%  -22.10%  28.68%  10.88%
--------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index             18.47%   3.63%   9.65%   8.69%  -0.82%  11.63%    8.44%   10.25%   4.10%   4.34%
--------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

VP Balanced - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER (EQUITY TEAM LEADER) AND JEFF HOUSTON
(FIXED-INCOME TEAM LEADER)

PERFORMANCE SUMMARY

VP Balanced gained 9.78% in 2004, posting its first back-to-back annual gains since 1998-99. The fund also outperformed its benchmark (a custom blended index that is 60% S&P 500 Index and 40% Lehman Brothers U.S. Aggregate Index) for the
fourth straight year; the blended index advanced 8.30%. The fund outgained the blended index because VP Balanced's stock portfolio outperformed the S&P 500.

ECONOMIC & STOCK MARKET REVIEW

The S&P 500 was up 10.88% in 2004, but most of those gains occurred in the fourth quarter; through the first three quarters of the year, the S&P 500 was up only 1.51%. The index stagnated in that stretch as oil prices soared, the
Federal Reserve (the Fed) raised short-term interest rates, and economic growth lost momentum. Crude oil futures jumped 70% from the end of 2003 to their peak in October 2004, then slipped somewhat to finish the year. Meanwhile, the Fed raised its overnight rate target five times (from 1% to 2.25%), and the real rate of economic growth fell from 4.5% (annualized) in the first quarter of 2004 to 4% or less in the final three quarters of 2004. Stocks finally soared in the fourth quarter as crude oil futures plummeted 21% from October 22 to December
31.

Despite oil's fourth-quarter selloff, it still finished up almost 34% for the year. That drove the energy sector (up approximately 31% in 2004) to the top of the S&P 500, followed by utilities, telecommunication services, and industrials
(up approximately 25%, 20%, and 18%, respectively). Health care and information technology lagged (up approximately 2% and 3%, respectively). Small-cap stock indices tended to outperform large-cap, and the value discipline outpaced growth.

STOCK PORTFOLIO REVIEW

VP Balanced's stock portfolio gained 14.24% in 2004. The portfolio sectors that contributed most (due to large positions and/or high returns) were consumer discretionary, financials, utilities, and energy, while information

VP BALANCED'S TOP TEN STOCK HOLDINGS
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                         % OF EQUITY            % OF S&P
                                          PORTFOLIO             500 INDEX
--------------------------------------------------------------------------------
Johnson & Johnson                           3.3%                  1.7%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              3.1%                  1.5%
--------------------------------------------------------------------------------
Intel Corp.                                 2.8%                  1.3%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           2.6%                  2.9%
--------------------------------------------------------------------------------
Bank of America Corp.                       2.6%                  1.7%
--------------------------------------------------------------------------------
Pfizer, Inc.                                2.6%                  1.8%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                         2.5%                  1.0%
--------------------------------------------------------------------------------
Time Warner Inc.                            2.2%                  0.8%
--------------------------------------------------------------------------------
Disney (Walt) Co.                           2.1%                  0.5%
--------------------------------------------------------------------------------
American Express Co.                        2.1%                  0.6%
--------------------------------------------------------------------------------

VP BALANCED'S TOP FIVE STOCK INDUSTRIES
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                         % OF EQUITY            % OF S&P
                                          PORTFOLIO             500 INDEX
--------------------------------------------------------------------------------
Commercial Banks                            8.9%                  6.0%
--------------------------------------------------------------------------------
Pharmaceuticals                             7.9%                  6.9%
--------------------------------------------------------------------------------
Oil & Gas                                   7.3%                  6.2%
--------------------------------------------------------------------------------
Media                                       4.9%                  4.0%
--------------------------------------------------------------------------------
Consumer Finance                            4.2%                  1.4%
--------------------------------------------------------------------------------

                                                                    (continued)

------
4

VP Balanced - Portfolio Commentary

technology (large position AND an investment loss) detracted most.

Our equity investment goal is to outperform the S&P 500 without taking on significant additional risk, utilizing a two-step process that uses computer models as key tools in our decision making. That process guided us to overweight positions (compared with the index) in electric utilities TXU Corp. and Edison
International. These stocks gained 178% and 52% in 2004, respectively. Their performance helped make the utilities sector the biggest contributor to the stock portfolio's relative outperformance.

BOND PERFORMANCE & FIXED-INCOME PORTFOLIO REVIEW

VP Balanced's fixed-income portfolio returned 3.96% in 2004, compared with 4.34%
for the Lehman Brothers U.S. Aggregate Index (Lehman Aggregate). Bonds with higher yields and/or longer duration (more price sensitivity to interest rate changes) tended to perform best for the year.

Like the Lehman Aggregate, VP Balanced's fixed-income portfolio consisted primarily of the taxable investment-grade U.S. bond market's three largest sectors by market value: fixed-rate mortgage-backed securities (MBS), Treasury securities, and corporate bonds. Ranked by their 2004 returns in the Lehman
Aggregate, corporates (up 5.39%) performed best, followed by MBS (up 4.70%) and
Treasurys (up 3.54%).

During the first half of 2004, we had shortened the portfolio's duration in anticipation of rising interest rates and yields. But yields remained unexpectedly low for longer-maturity bonds, causing securities and portfolios with longer durations to outperform, and our portfolio to underperform the
Lehman Aggregate.

OUR COMMITMENT

We remain committed to seeking long-term capital growth and current income by investing in a balanced portfolio consisting of approximately 60% equity securities and the remainder in bonds and other fixed-income securities.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF FUND              % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          12/31/04               6/30/04
--------------------------------------------------------------------------------
Common Stocks                              50.8%                 54.8%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                 12.7%                 10.2%
--------------------------------------------------------------------------------
Asset-Backed Securities
and Collateralized
Mortgage Obligations                        9.1%                  2.2%
--------------------------------------------------------------------------------
Corporate Bonds                             8.6%                  8.7%
--------------------------------------------------------------------------------
U.S. Treasury Securities                    4.1%                  9.5%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                           3.6%                  4.5%
--------------------------------------------------------------------------------
Other*                                     11.1%                 10.1%
--------------------------------------------------------------------------------
*Includes temporary cash investments and collateral received for securities lending

KEY FIXED-INCOME PORTFOLIO STATISTICS
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          12/31/04               6/30/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   5.0 yrs               4.7 yrs
--------------------------------------------------------------------------------
Average Duration
(modified)                                 4.3 yrs               3.9 yrs
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                  BEGINNING           ENDING       DURING PERIOD*     ANNUALIZED
                 ACCOUNT VALUE     ACCOUNT VALUE      7/1/04 -          EXPENSE
                    7/1/04           12/31/04         12/31/04          RATIO*
--------------------------------------------------------------------------------
VP BALANCED CLASS I SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual              $1,000           $1,067.40         $4.63             0.89%
--------------------------------------------------------------------------------
Hypothetical        $1,000           $1,020.66         $4.52             0.89%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
7

VP Balanced - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 60.7%

AEROSPACE & DEFENSE -- 1.1%
--------------------------------------------------------------------------------
           44,850  Boeing Co.                                      $  2,321,885
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.5%
--------------------------------------------------------------------------------
            1,460  FedEx Corporation                                    143,795
--------------------------------------------------------------------------------
           10,911  United Parcel Service, Inc. Cl B                     932,454
--------------------------------------------------------------------------------
                                                                      1,076,249
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
           11,690  Southwest Airlines Co.                               190,313
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.4%
--------------------------------------------------------------------------------
           15,253  Goodyear Tire & Rubber Co.
                   (The)(1)(2)                                          223,609
--------------------------------------------------------------------------------
            7,534  Magna International Inc. Cl A                        621,932
--------------------------------------------------------------------------------
                                                                        845,541
--------------------------------------------------------------------------------
AUTOMOBILES -- 1.1%
--------------------------------------------------------------------------------
          162,895  Ford Motor Company                                 2,384,783
--------------------------------------------------------------------------------
BEVERAGES -- 0.8%
--------------------------------------------------------------------------------
           64,302  Pepsi Bottling Group Inc.                          1,738,726
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.5%
--------------------------------------------------------------------------------
           17,013  Amgen Inc.(1)                                      1,091,384
--------------------------------------------------------------------------------
            3,905  Applera Corporation-Applied
                   Biosystems Group                                      81,654
--------------------------------------------------------------------------------
                                                                      1,173,038
--------------------------------------------------------------------------------
BUILDING PRODUCTS(3)
--------------------------------------------------------------------------------
            2,473  USG Corp.(1)(2)                                       99,588
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.3%
--------------------------------------------------------------------------------
           19,580  Raymond James Financial, Inc.(2)                     606,588
--------------------------------------------------------------------------------
CHEMICALS -- 0.7%
--------------------------------------------------------------------------------
           30,733  Georgia Gulf Corporation                           1,530,503
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 5.3%
--------------------------------------------------------------------------------
           74,660  Bank of America Corp.                              3,508,273
--------------------------------------------------------------------------------
           34,193  Comerica Inc.                                      2,086,457
--------------------------------------------------------------------------------
           60,209  National City Corp.                                2,260,848
--------------------------------------------------------------------------------
            6,666  U.S. Bancorp                                         208,779
--------------------------------------------------------------------------------
           51,720  Wachovia Corp.                                     2,720,472
--------------------------------------------------------------------------------
           17,408  Wells Fargo & Co.                                  1,081,907
--------------------------------------------------------------------------------
                                                                     11,866,736
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.2%
--------------------------------------------------------------------------------
           46,135  Cendant Corporation                                1,078,636
--------------------------------------------------------------------------------
           48,805  Equifax Inc.                                       1,371,420
--------------------------------------------------------------------------------
            4,503  Republic Services, Inc. Cl A                         151,031
--------------------------------------------------------------------------------
                                                                      2,601,087
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.7%
--------------------------------------------------------------------------------
           73,092  Cisco Systems Inc.(1)                              1,410,676
--------------------------------------------------------------------------------
          133,756  Motorola, Inc.                                     2,300,603
--------------------------------------------------------------------------------
                                                                      3,711,279
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.2%
--------------------------------------------------------------------------------
            4,139  Dell Inc.(1)                                    $    174,417
--------------------------------------------------------------------------------
           18,167  Hewlett-Packard Co.                                  380,962
--------------------------------------------------------------------------------
           42,589  International Business
                   Machines Corp.                                     4,198,424
--------------------------------------------------------------------------------
                                                                      4,753,803
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 2.5%
--------------------------------------------------------------------------------
           49,680  American Express Co.                               2,800,461
--------------------------------------------------------------------------------
           28,090  Capital One Financial Corp.                        2,365,459
--------------------------------------------------------------------------------
            8,296  CompuCredit Corp.(1)                                 226,813
--------------------------------------------------------------------------------
            3,190  WFS Financial Inc.(1)(2)                             161,988
--------------------------------------------------------------------------------
                                                                      5,554,721
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING(3)
--------------------------------------------------------------------------------
              225  Silgan Holdings Inc.                                  13,716
--------------------------------------------------------------------------------
DISTRIBUTORS(3)
--------------------------------------------------------------------------------
            3,420  WESCO International Inc.(1)                          101,369
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
--------------------------------------------------------------------------------
            9,371  Principal Financial Group                            383,649
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.6%
--------------------------------------------------------------------------------
            3,411  ALLTEL Corp.                                         200,430
--------------------------------------------------------------------------------
           10,170  AT&T Corp.                                           193,840
--------------------------------------------------------------------------------
           20,898  BellSouth Corp.                                      580,755
--------------------------------------------------------------------------------
            1,745  CenturyTel Inc.                                       61,895
--------------------------------------------------------------------------------
            3,082  Commonwealth Telephone
                   Enterprise Inc.(1)(2)                                153,052
--------------------------------------------------------------------------------
           19,955  SBC Communications Inc.                              514,240
--------------------------------------------------------------------------------
           15,048  Sprint Corp.                                         373,943
--------------------------------------------------------------------------------
           33,772  Verizon Communications                             1,368,105
--------------------------------------------------------------------------------
                                                                      3,446,260
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.9%
--------------------------------------------------------------------------------
           21,509  Exelon Corporation                                   947,902
--------------------------------------------------------------------------------
           53,282  FirstEnergy Corp.                                  2,105,171
--------------------------------------------------------------------------------
           17,523  TXU Corp.                                          1,131,285
--------------------------------------------------------------------------------
                                                                      4,184,358
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.2%
--------------------------------------------------------------------------------
            3,979  Baker Hughes Inc.                                    169,784
--------------------------------------------------------------------------------
            4,260  Hydril Co.(1)                                        193,873
--------------------------------------------------------------------------------
                                                                        363,657
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.3%
--------------------------------------------------------------------------------
            4,358  7-Eleven Inc.(1)                                     104,374
--------------------------------------------------------------------------------
           25,363  Costco Wholesale Corporation                       1,227,823
--------------------------------------------------------------------------------
           45,739  Supervalu Inc.                                     1,578,910
--------------------------------------------------------------------------------
                                                                      2,911,107
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.4%
--------------------------------------------------------------------------------
           14,801  Corn Products International Inc.                     792,742
--------------------------------------------------------------------------------
           39,418  Pilgrim's Pride Corp.(2)                           1,209,344
--------------------------------------------------------------------------------
            5,043  Sanderson Farms Inc.(2)                              218,261
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

VP Balanced - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------

           47,313  Tyson Foods, Inc. Cl A                          $    870,559
--------------------------------------------------------------------------------
                                                                      3,090,906
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
--------------------------------------------------------------------------------
           36,275  Becton Dickinson & Co.                             2,060,420
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 2.2%
--------------------------------------------------------------------------------
           18,888  AmerisourceBergen Corp.                            1,108,348
--------------------------------------------------------------------------------
           16,583  Cardinal Health, Inc.                                964,301
--------------------------------------------------------------------------------
           31,665  CIGNA Corp.                                        2,582,914
--------------------------------------------------------------------------------
            8,565  Humana Inc.(1)                                       254,295
--------------------------------------------------------------------------------
                                                                      4,909,858
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
--------------------------------------------------------------------------------
            2,431  Jack in the Box Inc.(1)                               89,631
--------------------------------------------------------------------------------
           81,101  McDonald's Corporation                             2,600,098
--------------------------------------------------------------------------------
                                                                      2,689,729
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.9%
--------------------------------------------------------------------------------
           10,845  American Greetings Cl A(2)                           274,921
--------------------------------------------------------------------------------
           14,642  Black & Decker Corporation                         1,293,328
--------------------------------------------------------------------------------
            3,071  NVR, Inc.(1)(2)                                    2,362,827
--------------------------------------------------------------------------------
            3,455  Stanley Works (The)                                  169,260
--------------------------------------------------------------------------------
                                                                      4,100,336
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.9%
--------------------------------------------------------------------------------
           53,513  Tyco International Ltd.                            1,912,555
--------------------------------------------------------------------------------
INSURANCE -- 1.7%
--------------------------------------------------------------------------------
            5,271  American Financial Group, Inc.                       165,035
--------------------------------------------------------------------------------
           10,264  American International Group,
                   Inc.                                                 674,037
--------------------------------------------------------------------------------
           36,442  Berkley (W.R.) Corp.                               1,718,968
--------------------------------------------------------------------------------
            6,951  Chubb Corp.                                          534,532
--------------------------------------------------------------------------------
           12,278  First American Financial Corp.
                   (The)                                                431,449
--------------------------------------------------------------------------------
            5,171  Safeco Corp.                                         270,133
--------------------------------------------------------------------------------
              395  Selective Insurance Group(2)                          17,475
--------------------------------------------------------------------------------
              373  Stancorp Financial Group Inc.                         30,773
--------------------------------------------------------------------------------
                                                                      3,842,402
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.0%
--------------------------------------------------------------------------------
          164,337  Earthlink Inc.(1)(2)                               1,893,163
--------------------------------------------------------------------------------
           17,742  United Online, Inc.(1)(2)                            204,565
--------------------------------------------------------------------------------
                                                                      2,097,728
--------------------------------------------------------------------------------
IT SERVICES -- 1.1%
--------------------------------------------------------------------------------
           14,906  Acxiom Corp.(2)                                      392,028
--------------------------------------------------------------------------------
           26,741  Computer Sciences Corp.(1)                         1,507,390
--------------------------------------------------------------------------------
           19,654  Sabre Holdings Corp.                                 435,533
--------------------------------------------------------------------------------
                                                                      2,334,951
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
           29,702  Eastman Kodak Co.                                    957,890
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
MACHINERY -- 0.7%
--------------------------------------------------------------------------------
           13,331  Cummins Inc.                                    $  1,117,005
--------------------------------------------------------------------------------
            5,091  Parker-Hannifin Corp.                                385,592
--------------------------------------------------------------------------------
                                                                      1,502,597
--------------------------------------------------------------------------------
MEDIA -- 2.9%
--------------------------------------------------------------------------------
          103,120  Disney (Walt) Co.                                  2,866,736
--------------------------------------------------------------------------------
           17,742  Regal Entertainment Group(2)                         368,147
--------------------------------------------------------------------------------
          153,044  Time Warner Inc.(1)                                2,975,175
--------------------------------------------------------------------------------
            8,594  Viacom, Inc. Cl B                                    312,736
--------------------------------------------------------------------------------
                                                                      6,522,794
--------------------------------------------------------------------------------
METALS & MINING -- 0.9%
--------------------------------------------------------------------------------
           14,608  Phelps Dodge Corp.                                 1,445,023
--------------------------------------------------------------------------------
            9,662  United States Steel Corp.                            495,178
--------------------------------------------------------------------------------
                                                                      1,940,201
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.6%
--------------------------------------------------------------------------------
           29,219  Constellation Energy Group Inc.                    1,277,162
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.3%
--------------------------------------------------------------------------------
           28,609  Federated Department Stores,
                   Inc.                                               1,653,314
--------------------------------------------------------------------------------
           23,872  J.C. Penney Co. Inc. Holding
                   Company                                              988,301
--------------------------------------------------------------------------------
            1,528  Kmart Holding Corp.(1)(2)                            151,196
--------------------------------------------------------------------------------
                                                                      2,792,811
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.6%
--------------------------------------------------------------------------------
           76,477  Xerox Corp.(1)                                     1,300,874
--------------------------------------------------------------------------------
OIL & GAS -- 4.3%
--------------------------------------------------------------------------------
           63,549  ChevronTexaco Corp.                                3,336,958
--------------------------------------------------------------------------------
            2,880  ConocoPhillips                                       250,070
--------------------------------------------------------------------------------
           68,550  Exxon Mobil Corp.                                  3,513,872
--------------------------------------------------------------------------------
              506  Occidental Petroleum Corp.                            29,530
--------------------------------------------------------------------------------
            7,782  Premcor Inc.                                         328,167
--------------------------------------------------------------------------------
           25,979  Sunoco, Inc.                                       2,122,744
--------------------------------------------------------------------------------
            3,562  Valero Energy Corp.                                  161,715
--------------------------------------------------------------------------------
                                                                      9,743,056
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.5%
--------------------------------------------------------------------------------
            2,282  Georgia-Pacific Corp.                                 85,529
--------------------------------------------------------------------------------
           53,103  Louisiana-Pacific Corp.                            1,419,974
--------------------------------------------------------------------------------
           16,195  Potlatch Corp.                                       819,143
--------------------------------------------------------------------------------
           14,053  Weyerhaeuser Co.                                     944,643
--------------------------------------------------------------------------------
                                                                      3,269,289
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
           50,708  Gillette Company                                   2,270,704
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.7%
--------------------------------------------------------------------------------
           69,455  Johnson & Johnson                                  4,404,835
--------------------------------------------------------------------------------
           16,235  Kos Pharmaceuticals, Inc.(1)(2)                      611,085
--------------------------------------------------------------------------------
           66,204  Merck & Co., Inc.                                  2,127,797
--------------------------------------------------------------------------------
          129,317  Pfizer, Inc.                                       3,477,334
--------------------------------------------------------------------------------
                                                                     10,621,051
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

VP Balanced - Schedule of Investments

DECEMBER 31, 2004

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
              400  Burlington Northern Santa Fe
                   Corp.                                               $ 18,924
--------------------------------------------------------------------------------
            3,150  Union Pacific Corp.                                  211,838
--------------------------------------------------------------------------------
                                                                        230,762
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.9%
--------------------------------------------------------------------------------
           15,183  Freescale Semiconductor Inc.(1)                      278,760
--------------------------------------------------------------------------------
          162,528  Intel Corp.                                        3,801,530
--------------------------------------------------------------------------------
           15,504  MEMC Electronic Materials
                   Inc.(1)(2)                                           205,428
--------------------------------------------------------------------------------
                                                                      4,285,718
--------------------------------------------------------------------------------
SOFTWARE -- 1.2%
--------------------------------------------------------------------------------
              188  Computer Associates
                   International, Inc.                                    5,839
--------------------------------------------------------------------------------
           69,248  Microsoft Corporation                              1,849,614
--------------------------------------------------------------------------------
           57,361  Oracle Corp.(1)                                      786,993
--------------------------------------------------------------------------------
                                                                      2,642,446
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.1%
--------------------------------------------------------------------------------
            6,560  Barnes & Noble Inc.(1)(2)                            211,691
--------------------------------------------------------------------------------
            3,074  Circuit City Stores-Circuit
                   City Group                                            48,077
--------------------------------------------------------------------------------
            5,302  GameStop Corp.(1)                                    118,818
--------------------------------------------------------------------------------
           47,386  Home Depot, Inc.                                   2,025,278
--------------------------------------------------------------------------------
                                                                      2,403,864
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
--------------------------------------------------------------------------------
            2,900  VF Corp.                                             160,952
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.2%
--------------------------------------------------------------------------------
           64,935  Countrywide Financial
                   Corporation                                        2,403,245
--------------------------------------------------------------------------------
            9,085  Fremont General Corp.(2)                             228,760
--------------------------------------------------------------------------------
                                                                      2,632,005
--------------------------------------------------------------------------------
TOBACCO -- 0.1%
--------------------------------------------------------------------------------
            2,478  Reynolds American Inc.(2)                            194,771
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
--------------------------------------------------------------------------------
           12,199  Nextel Communications, Inc.(1)                       365,970
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $109,517,100)                                                 134,012,758
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) -- 15.2%

       $1,750,000  FHLMC, 5.00%, settlement
                   date 1/19/05(5)                                    1,776,796
--------------------------------------------------------------------------------
          146,874  FHLMC, 7.00%, 11/1/13                                155,685
--------------------------------------------------------------------------------
          255,351  FHLMC, 6.50%, 6/1/16                                 270,402
--------------------------------------------------------------------------------
          180,732  FHLMC, 6.50%, 6/1/16                                 191,385
--------------------------------------------------------------------------------
        1,979,934  FHLMC, 5.00%, 11/1/17(6)                           2,012,979
--------------------------------------------------------------------------------
        1,288,580  FHLMC, 4.50%, 1/1/19(6)                            1,287,344
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $   58,757  FHLMC, 6.50%, 1/1/28                            $     61,802
--------------------------------------------------------------------------------
           44,218  FHLMC, 6.50%, 6/1/29                                  46,466
--------------------------------------------------------------------------------
           55,425  FHLMC, 8.00%, 7/1/30                                  60,063
--------------------------------------------------------------------------------
        1,224,473  FHLMC, 5.50%, 12/1/33(6)                           1,245,064
--------------------------------------------------------------------------------
        2,062,000  FNMA, 5.50%, settlement
                   date 1/13/05(5)                                    2,093,573
--------------------------------------------------------------------------------
        5,147,700  FNMA, 6.00%, settlement
                   date 1/13/05(5)                                    5,323,041
--------------------------------------------------------------------------------
        3,238,000  FNMA, 6.50%, settlement
                   date 1/13/05(5)                                    3,395,852
--------------------------------------------------------------------------------
        4,600,000  FNMA, 5.00%, settlement
                   date 1/19/05(5)                                    4,673,315
--------------------------------------------------------------------------------
        1,790,000  FNMA, 5.50%, settlement
                   date 1/19/05(5)                                    1,849,854
--------------------------------------------------------------------------------
          341,642  FNMA, 5.50%, 12/1/08                                 353,582
--------------------------------------------------------------------------------
           19,671  FNMA, 6.50%, 11/1/11                                  20,886
--------------------------------------------------------------------------------
           19,116  FNMA, 6.00%, 4/1/13                                   20,074
--------------------------------------------------------------------------------
           53,771  FNMA, 6.00%, 4/1/13                                   56,466
--------------------------------------------------------------------------------
           25,652  FNMA, 6.00%, 5/1/13                                   26,937
--------------------------------------------------------------------------------
           15,622  FNMA, 6.50%, 6/1/13                                   16,580
--------------------------------------------------------------------------------
          106,876  FNMA, 6.50%, 6/1/13                                  113,434
--------------------------------------------------------------------------------
           31,021  FNMA, 6.00%, 7/1/13                                   32,576
--------------------------------------------------------------------------------
          237,483  FNMA, 6.00%, 1/1/14                                  249,382
--------------------------------------------------------------------------------
          624,566  FNMA, 4.50%, 5/1/19                                  622,971
--------------------------------------------------------------------------------
          568,334  FNMA, 4.50%, 6/1/19                                  566,882
--------------------------------------------------------------------------------
            7,584  FNMA, 6.50%, 1/1/28                                    7,974
--------------------------------------------------------------------------------
           84,220  FNMA, 7.00%, 1/1/28                                   89,460
--------------------------------------------------------------------------------
          115,728  FNMA, 6.50%, 1/1/29                                  121,611
--------------------------------------------------------------------------------
           97,570  FNMA, 7.50%, 7/1/29                                  104,610
--------------------------------------------------------------------------------
           61,293  FNMA, 7.50%, 9/1/30                                   65,675
--------------------------------------------------------------------------------
          167,436  FNMA, 6.50%, 1/1/32                                  175,770
--------------------------------------------------------------------------------
          794,539  FNMA, 5.50%, 6/1/33(6)                               807,316
--------------------------------------------------------------------------------
          802,010  FNMA, 5.50%, 8/1/33(6)                               814,907
--------------------------------------------------------------------------------
        2,601,968  FNMA, 5.50%, 1/1/34(6)                             2,643,810
--------------------------------------------------------------------------------
          137,877  GNMA, 7.00%, 4/20/26                                 146,538
--------------------------------------------------------------------------------
           83,954  GNMA, 7.50%, 8/15/26                                  90,417
--------------------------------------------------------------------------------
           60,819  GNMA, 7.00%, 2/15/28                                  64,743
--------------------------------------------------------------------------------
           68,472  GNMA, 7.50%, 2/15/28                                  73,576
--------------------------------------------------------------------------------
           62,486  GNMA, 6.50%, 3/15/28                                  65,903
--------------------------------------------------------------------------------
           29,222  GNMA, 6.50%, 3/15/28                                  30,820
--------------------------------------------------------------------------------
            9,264  GNMA, 6.50%, 5/15/28                                   9,771
--------------------------------------------------------------------------------
           12,126  GNMA, 6.50%, 5/15/28                                  12,789
--------------------------------------------------------------------------------
           92,473  GNMA, 7.00%, 12/15/28                                 98,440
--------------------------------------------------------------------------------
           43,862  GNMA, 8.00%, 12/15/29                                 47,631
--------------------------------------------------------------------------------
          314,505  GNMA, 7.00%, 5/15/31                                 334,283
--------------------------------------------------------------------------------
        1,094,622  GNMA, 5.50%, 11/15/32(6)                           1,119,868
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $33,282,913)                                                   33,449,303
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

VP Balanced - Schedule of Investments

DECEMBER 31, 2004

Principal Amount/Shares                                                Value
--------------------------------------------------------------------------------
CORPORATE BONDS -- 10.3%

AUTOMOBILES -- 0.2%
--------------------------------------------------------------------------------
       $  320,000  DaimlerChrysler N.A. Holding
                   Corp., 7.30%, 1/15/12                           $    363,788
--------------------------------------------------------------------------------
BEVERAGES -- 0.2%
--------------------------------------------------------------------------------
          190,000  Foster's Finance Corp., 4.875%,
                   10/1/14 (Acquired 10/1/04,
                   Cost $188,079)(7)                                    189,259
--------------------------------------------------------------------------------
          250,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 1/6/04,
                   Cost $254,055)(7)                                    252,483
--------------------------------------------------------------------------------
                                                                        441,742
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.3%
--------------------------------------------------------------------------------
          250,000  Goldman Sachs Group Inc.,
                   5.70%, 9/1/12(2)                                     265,416
--------------------------------------------------------------------------------
          250,000  Goldman Sachs Group Inc.,
                   5.25%, 10/15/13                                      256,223
--------------------------------------------------------------------------------
          100,000  Morgan Stanley, 4.25%,
                   5/15/10                                              100,130
--------------------------------------------------------------------------------
                                                                        621,769
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.6%
--------------------------------------------------------------------------------
          190,000  Banco Santander Chile SA,
                   5.375%, 12/9/14 (Acquired
                   12/2/04, Cost $189,637)(7)                           193,623
--------------------------------------------------------------------------------
          600,000  Bank of America Corp.,
                   4.375%, 12/1/10(6)                                   602,563
--------------------------------------------------------------------------------
          200,000  SouthTrust Corp., 5.80%,
                   6/15/14(2)                                           212,178
--------------------------------------------------------------------------------
          230,000  Wachovia Bank N.A., 4.80%,
                   11/1/14                                              229,001
--------------------------------------------------------------------------------
                                                                      1,237,365
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.3%
--------------------------------------------------------------------------------
          250,000  Allied Waste North America,
                   Inc., Series 1998 B, 7.625%,
                   1/1/06                                               258,749
--------------------------------------------------------------------------------
          100,000  R.R. Donnelley & Sons
                   Company, 3.75%, 4/1/09                                98,781
--------------------------------------------------------------------------------
          180,000  Waste Management Inc.,
                   7.00%, 7/15/28                                       203,640
--------------------------------------------------------------------------------
                                                                        561,170
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.1%
--------------------------------------------------------------------------------
          200,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                                203,394
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
--------------------------------------------------------------------------------
          350,000  Ball Corp., 7.75%, 8/1/06                            369,250
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.9%
--------------------------------------------------------------------------------
           29,300  iShares GS $ InvesTop
                   Corporate Bond Fund(2)(8)                          3,269,879
--------------------------------------------------------------------------------
          924,000  Morgan Stanley TRACERS(SM),
                   7.72%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $969,573)(7)                                       1,129,197
--------------------------------------------------------------------------------
                                                                      4,399,076
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.2%
--------------------------------------------------------------------------------
       $  450,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07                                        $    458,783
--------------------------------------------------------------------------------
          220,000  CIT Group Inc., 5.125%,
                   9/30/14                                              220,737
--------------------------------------------------------------------------------
          700,000  Citigroup Inc., 4.125%,
                   6/30/05(6)                                           704,583
--------------------------------------------------------------------------------
          300,000  Citigroup Inc., 5.00%, 9/15/14
                   (Acquired 9/9/04, Cost
                   $299,649)(7)                                         302,022
--------------------------------------------------------------------------------
          275,000  Ford Motor Credit Co., 5.80%,
                   1/12/09                                              281,339
--------------------------------------------------------------------------------
          300,000  Ford Motor Credit Co., 7.375%,
                   10/28/09                                             323,929
--------------------------------------------------------------------------------
          140,000  General Motors Acceptance
                   Corp., 6.75%, 12/1/14(2)                             140,442
--------------------------------------------------------------------------------
          300,000  J.P. Morgan Chase & Co.,
                   6.75%, 2/1/11                                        337,447
--------------------------------------------------------------------------------
                                                                      2,769,282
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
--------------------------------------------------------------------------------
          240,000  British Telecommunications plc,
                   7.00%, 5/23/07                                       257,486
--------------------------------------------------------------------------------
          280,000  Deutsche Telekom International
                   Finance BV, 8.50%, 6/15/10                           333,957
--------------------------------------------------------------------------------
          100,000  Deutsche Telekom International
                   Finance BV, 5.25%, 7/22/13                           103,037
--------------------------------------------------------------------------------
          100,000  France Telecom, 8.50%, 3/1/11                        119,437
--------------------------------------------------------------------------------
          150,000  SBC Communications Inc.,
                   5.10%, 9/15/14                                       151,682
--------------------------------------------------------------------------------
          220,000  Sprint Capital Corp., 8.375%,
                   3/15/12(2)                                           268,366
--------------------------------------------------------------------------------
                                                                      1,233,965
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.5%
--------------------------------------------------------------------------------
          325,000  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                                 348,724
--------------------------------------------------------------------------------
          230,000  FirstEnergy Corp., 6.45%,
                   11/15/11                                             250,237
--------------------------------------------------------------------------------
          100,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        104,224
--------------------------------------------------------------------------------
          100,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              110,325
--------------------------------------------------------------------------------
          250,000  Virginia Electric and Power Co.,
                   5.25%, 12/15/15                                      254,747
--------------------------------------------------------------------------------
                                                                      1,068,257
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.2%
--------------------------------------------------------------------------------
          140,000  CVS Corp., 4.00%, 9/15/09                            139,490
--------------------------------------------------------------------------------
          300,000  Safeway Inc., 6.50%, 3/1/11(2)                       328,974
--------------------------------------------------------------------------------
                                                                        468,464
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          240,000  Beckman Coulter Inc., 7.45%,
                   3/4/08                                               264,611
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
11

VP Balanced - Schedule of Investments

DECEMBER 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
--------------------------------------------------------------------------------
       $  200,000  Mandalay Resort Group, 6.45%,
                   2/1/06                                          $    205,500
--------------------------------------------------------------------------------
          350,000  MGM Mirage, 6.00%, 10/1/09(2)                        360,500
--------------------------------------------------------------------------------
          200,000  Royal Caribbean Cruises Ltd.,
                   6.875%, 12/1/13                                      217,000
--------------------------------------------------------------------------------
          400,000  Yum! Brands Inc., 8.875%,
                   4/15/11                                              494,824
--------------------------------------------------------------------------------
                                                                      1,277,824
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.1%
--------------------------------------------------------------------------------
          220,000  KB Home, 6.375%, 8/15/11                             232,100
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.3%
--------------------------------------------------------------------------------
          200,000  General Electric Capital Corp.,
                   4.25%, 12/1/10                                       200,149
--------------------------------------------------------------------------------
          350,000  General Electric Co., 5.00%,
                   2/1/13                                               359,681
--------------------------------------------------------------------------------
                                                                        559,830
--------------------------------------------------------------------------------
INSURANCE -- 0.3%
--------------------------------------------------------------------------------
          250,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $249,510)(2)(7)                                      253,157
--------------------------------------------------------------------------------
          250,000  Genworth Financial Inc.,
                   5.75%, 6/15/14                                       264,959
--------------------------------------------------------------------------------
          250,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $249,995)(7)                            250,836
--------------------------------------------------------------------------------
                                                                        768,952
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(3)
--------------------------------------------------------------------------------
           50,000  IAC/InterActiveCorp, 7.00%,
                   1/15/13                                               55,239
--------------------------------------------------------------------------------
MEDIA -- 0.9%
--------------------------------------------------------------------------------
          140,000  Clear Channel Communications
                   Inc., 4.25%, 5/15/09                                 138,720
--------------------------------------------------------------------------------
          230,000  Clear Channel Communications
                   Inc., 5.00%, 3/15/12                                 228,175
--------------------------------------------------------------------------------
           48,000  Comcast Cable
                   Communications Holdings Inc.,
                   8.375%, 3/15/13                                       59,280
--------------------------------------------------------------------------------
          500,000  Comcast Corp., 5.50%, 3/15/11(2)                     529,171
--------------------------------------------------------------------------------
          500,000  COX Communications Inc.,
                   5.45%, 12/15/14 (Acquired
                   12/10/04, Cost $498,210)(7)                          500,932
--------------------------------------------------------------------------------
          100,000  CSC Holdings Inc., 6.75%,
                   4/15/12 (Acquired 8/5/04,
                   Cost $96,500)(7)                                     103,500
--------------------------------------------------------------------------------
          170,000  Interpublic Group of
                   Companies Inc., 6.25%,
                   11/15/14                                             172,866
--------------------------------------------------------------------------------
          250,000  News America Holdings,
                   7.75%, 1/20/24                                       297,261
--------------------------------------------------------------------------------
                                                                      2,029,905
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.1%
--------------------------------------------------------------------------------
       $  250,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                 $    251,902
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.2%
--------------------------------------------------------------------------------
          100,000  May Department Stores Co.,
                   3.95%, 7/15/07                                       100,229
--------------------------------------------------------------------------------
          300,000  May Department Stores Co.,
                   4.80%, 7/15/09                                       305,351
--------------------------------------------------------------------------------
                                                                        405,580
--------------------------------------------------------------------------------
OIL & GAS -- 0.6%
--------------------------------------------------------------------------------
          300,000  Devon Energy Corp., 2.75%,
                   8/1/06                                               296,597
--------------------------------------------------------------------------------
          240,000  Enterprise Products Operating
                   L.P., 4.625%, 10/15/09
                   (Acquired 10/8/04-10/15/04,
                   Cost $242,372)(7)                                    239,878
--------------------------------------------------------------------------------
          140,000  Enterprise Products Operating
                   L.P., 5.60%, 10/15/14
                   (Acquired 10/4/04, Cost
                   $140,871)(7)                                         141,506
--------------------------------------------------------------------------------
          260,000  Kerr-McGee Corp., 6.875%,
                   9/15/11                                              293,178
--------------------------------------------------------------------------------
           60,000  Magellan Midstream Partners,
                   5.65%, 10/15/16                                       60,793
--------------------------------------------------------------------------------
          230,000  XTO Energy Inc., 6.25%,
                   4/15/13                                              252,123
--------------------------------------------------------------------------------
                                                                      1,284,075
--------------------------------------------------------------------------------
PHARMACEUTICALS(3)
--------------------------------------------------------------------------------
          100,000  Schering-Plough Corp., 5.30%,
                   12/1/13                                              104,699
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.4%
--------------------------------------------------------------------------------
          300,000  Canadian National Railway Co.,
                   6.25%, 8/1/34                                        325,755
--------------------------------------------------------------------------------
          200,000  Norfolk Southern Corp., 7.80%,
                   5/15/27                                              251,245
--------------------------------------------------------------------------------
          250,000  Norfolk Southern Corp., 7.05%,
                   5/1/37                                               293,341
--------------------------------------------------------------------------------
                                                                        870,341
--------------------------------------------------------------------------------
SOFTWARE -- 0.1%
--------------------------------------------------------------------------------
          200,000  Computer Associates
                   International Inc., 4.75%,
                   12/1/09 (Acquired 12/9/04,
                   Cost $202,868)(7)                                    201,682
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
--------------------------------------------------------------------------------
          200,000  Washington Mutual Bank,
                   5.50%, 1/15/13                                       206,875
--------------------------------------------------------------------------------
          150,000  Washington Mutual Bank,
                   5.125%, 1/15/15                                      149,270
--------------------------------------------------------------------------------
                                                                        356,145
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
--------------------------------------------------------------------------------
          250,000  Nextel Communications Inc.,
                   5.95%, 3/15/14                                       260,000
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $22,129,282)                                                   22,660,407
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

VP Balanced - Schedule of Investments

DECEMBER 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(4) -- 7.3%

       $   84,680  ABSC Non-Improvement Trust,
                   Series 2004 HE5, Class A1,
                   5.00%, 8/27/34 (Acquired
                   6/22/04, Cost $84,454)(7)                       $     84,447
--------------------------------------------------------------------------------
          711,203  Accredited Mortgage Loan
                   Trust, Series 2004-4,
                   Class A2A, VRN, 2.57%,
                   1/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with no caps(6)                                711,203
--------------------------------------------------------------------------------
          238,156  Ameriquest Mortgage
                   Securities Inc., Series 2004 R8,
                   Class A2, VRN, 2.58%,
                   1/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.16% with no caps                                   238,333
--------------------------------------------------------------------------------
           17,559  Ameriquest Finance
                   Non-Improvement Trust,
                   Series 2003 N11A, 7.14%,
                   11/25/33 (Acquired 9/18/03,
                   Cost $17,559)(7)                                      17,515
--------------------------------------------------------------------------------
           63,874  Ameriquest Finance
                   Non-Improvement Trust,
                   Series 2004 RN4, Class A,
                   4.60%, 7/25/34 (Acquired
                   6/9/04, Cost $63,875)(7)                              63,660
--------------------------------------------------------------------------------
           68,334  Ameriquest Finance
                   Non-Improvement Trust,
                   Series 2004 RN5, Class A,
                   5.19%, 6/29/34 (Acquired
                   6/24/04, Cost $68,334)(7)                             68,194
--------------------------------------------------------------------------------
           33,379  Argent Non-Improvement Trust,
                   Series 2004 WN2, Class A,
                   4.55%, 4/25/34 (Acquired
                   3/4/04, Cost $33,378)(7)                              33,464
--------------------------------------------------------------------------------
           63,951  Argent Non-Improvement Trust,
                   Series 2004 WN8, Class A,
                   4.70%, 7/25/34 (Acquired
                   6/18/04, Cost $63,952)(7)                             63,789
--------------------------------------------------------------------------------
           43,962  Argent Non-Improvement Trust,
                   Series 2004 WN9, Class A,
                   5.19%, 10/25/34 (Acquired
                   9/9/04, Cost $43,961)(7)                              43,962
--------------------------------------------------------------------------------
           71,656  Argent Non-Improvement Trust,
                   Series 2004 WN10, Class A,
                   4.21%, 11/25/34 (Acquired
                   10/19/04, Cost $71,656)(7)                            71,656
--------------------------------------------------------------------------------
           18,824  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2003-1, Class N1,
                   6.90%, 7/26/33                                        18,804
--------------------------------------------------------------------------------
           71,455  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2004 OPT4, Class N1,
                   4.45%, 5/26/34                                        71,201
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  800,000  Capital One Prime Auto
                   Receivables Trust, Series
                   2004-2, Class A4, VRN, 2.46%,
                   1/15/05, resets monthly off
                   the 1-month LIBOR plus
                   0.06% with no caps                              $    801,318
--------------------------------------------------------------------------------
          391,883  Centex Home Equity, Series
                   2004 C, Class AF1, 2.82%,
                   1/25/19                                              390,600
--------------------------------------------------------------------------------
           63,174  CIT RV Trust, Series 1998 A,
                   Class A4, SEQ, 6.09%, 2/15/12                         63,485
--------------------------------------------------------------------------------
          800,000  CNH Equipment Trust, Series
                   2004 A, Class A3A, VRN,
                   2.47%, 1/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.07% with
                   no caps(6)                                           800,642
--------------------------------------------------------------------------------
          387,575  Countrywide Asset-Backed
                   Certificates, Series 2004-11,
                   Class A1, VRN, 2.61%,
                   1/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.19% with no caps                                   387,957
--------------------------------------------------------------------------------
           44,825  Countrywide Asset-Backed
                   Certificates, Series 2004-11N,
                   Class N, 5.25%, 4/25/36
                   (Acquired 10/27/04, Cost
                   $44,801)(7)                                           44,729
--------------------------------------------------------------------------------
          690,000  Countrywide Asset-Backed
                   Certificates, Series 2004-13,
                   Class AV1, VRN, 2.56%,
                   1/25/05, resets monthly off
                   the LIBOR plus 0.14% with
                   available funds cap                                  690,000
--------------------------------------------------------------------------------
           72,167  Countrywide Asset-Backed
                   Certificates, Series 2004-5N,
                   Class N1, 5.50%, 10/25/35                             72,145
--------------------------------------------------------------------------------
          678,088  Countrywide Partnership Trust,
                   Series 2004 EC1, Class 2A1,
                   VRN, 2.59%, 1/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.17% with
                   no caps                                              678,581
--------------------------------------------------------------------------------
          319,653  Equifirst Mortgage Loan Trust,
                   Series 2004-3, Class A1, VRN,
                   2.58%, 1/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.16% with
                   no caps                                              319,859
--------------------------------------------------------------------------------
           49,356  Finance America
                   Non-Improvement Trust,
                   Series 2004-1, Class A, 5.25%,
                   6/27/34                                               49,217
--------------------------------------------------------------------------------
        1,000,000  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2004 FF11, Class 2A1,
                   VRN, 2.56%, 1/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with
                   no caps                                            1,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
13

VP Balanced - Schedule of Investments

DECEMBER 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $   59,062  First Franklin
                   Non-Improvement Trust,
                   Series 2004 FF1, Class N1,
                   4.50%, 9/25/05                                  $     59,003
--------------------------------------------------------------------------------
          250,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B, 4.79%,
                   11/15/06                                             252,193
--------------------------------------------------------------------------------
        2,300,000  Ford Credit Floorplan Master
                   Owner Trust, Series 2004-1,
                   Class A, VRN, 2.44%, 1/15/05,
                   resets monthly off the
                   1-month LIBOR plus 0.04%
                   with no caps(6)                                    2,303,158
--------------------------------------------------------------------------------
           54,920  Fremont Non-Improvement
                   Trust, Series 2004 B, 4.70%,
                   5/25/34 (Acquired 5/20/04,
                   Cost $54,920)(7)                                      54,726
--------------------------------------------------------------------------------
        1,469,177  GE Corporate Aircraft
                   Financing LLC, Series 2004 1A,
                   Class A1, VRN, 2.51%,
                   1/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.09% with no caps (Acquired
                   10/5/04, Cost $1,469,177)(6)(7)                    1,469,030
--------------------------------------------------------------------------------
           76,871  GSAMP Non-Improvement
                   Trust, Series 2004, Class N1,
                   5.50%, 9/25/34 (Acquired
                   9/20/04, Cost $76,905)(7)                             76,833
--------------------------------------------------------------------------------
           61,127  Long Beach Asset Holdings
                   Corporation, Series 2004-5,
                   Class C and P, 5.00%, 9/25/34
                   (Acquired 9/15/04, Cost
                   $61,260)(7)                                           61,031
--------------------------------------------------------------------------------
           21,103  MASTR Non-Improvement Trust,
                   Series 2004 CI3, Class N1,
                   4.45%, 2/26/34 (Acquired
                   5/18/04, Cost $21,102)(7)                             21,020
--------------------------------------------------------------------------------
           26,407  Merrill Lynch Mortgage
                   Investors Inc., Series
                   2003 OP1N, Class N1, 7.25%,
                   7/25/34                                               26,490
--------------------------------------------------------------------------------
           22,550  Morgan Stanley ABS Capital I,
                   Series 2004 NC2N, Class X
                   and P, 6.25%, 12/25/33
                   (Acquired 3/16/04, Cost
                   $22,663)(7)                                           22,541
--------------------------------------------------------------------------------
          616,411  Novastar Home Equity Loan,
                   Series 2004-4, Class A2A,
                   VRN, 2.61%, 1/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.19% with
                   no caps                                              616,808
--------------------------------------------------------------------------------
           74,275  Novastar Non-Improvement
                   Trust, Series 2004 N2, Class X,
                   O and P, 4.46%, 6/27/34
                   (Acquired 7/20/04, Cost
                   $74,275)(7)                                           73,902
--------------------------------------------------------------------------------
        1,257,271  Park Place Securities Inc.,
                   Series 2004 WHQ2, Class A3B,
                   VRN, 2.58%, 1/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.16% with
                   available funds cap(6)                             1,257,269
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  617,002  Residential Asset Mortgage
                   Products Inc,, Series
                   2004 RS10, Class AII1, VRN,
                   2.59%, 1/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.17% with a cap
                   of 14%                                          $    617,451
--------------------------------------------------------------------------------
          100,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                             98,525
--------------------------------------------------------------------------------
        1,098,734  Residential Asset Securities
                   Corp., Series 2004 KS7,
                   Class A2B1, VRN, 2.56%,
                   1/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.14% with no caps(6)                              1,099,658
--------------------------------------------------------------------------------
           52,597  Sail Net Interest Margin Notes,
                   Series 2004 BNCA, Class A,
                   5.00%, 9/27/34                                        52,629
--------------------------------------------------------------------------------
           84,001  Sail Net Interest Margin Notes,
                   Series 2004-8A, Class A,
                   5.00%, 9/27/34 (Acquired
                   9/13/04, Cost $84,185)(7)                             83,804
--------------------------------------------------------------------------------
          892,874  SLMA Student Loan Trust,
                   Series 2004-8, Class A1, VRN,
                   2.09%, 1/25/05, resets
                   quarterly off the 3-month
                   LIBOR minus 0.01% with
                   no caps(6)                                           893,465
--------------------------------------------------------------------------------
          138,539  WFS Financial Owner Trust,
                   Series 2004-3, Class A1, SEQ,
                   1.73%, 8/17/05                                       138,556
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $16,056,659)                                                   16,062,853
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 4.9%

          800,000  U.S. Treasury Bonds, 8.00%,
                   11/15/21(2)(6)                                     1,098,406
--------------------------------------------------------------------------------
        2,000,000  U.S. Treasury Bonds, 6.25%,
                   8/15/23(2)(6)                                      2,342,111
--------------------------------------------------------------------------------
        1,050,000  U.S. Treasury Bonds, 6.125%,
                   11/15/27(2)                                        1,226,655
--------------------------------------------------------------------------------
          300,000  U.S. Treasury Bonds, 5.50%,
                   8/15/28(2)                                           324,797
--------------------------------------------------------------------------------
          170,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31(2)                                           183,879
--------------------------------------------------------------------------------
        1,063,209  U.S. Treasury Inflation Indexed
                   Notes, 2.00%, 7/15/14                              1,097,266
--------------------------------------------------------------------------------
        2,420,000  U.S. Treasury Notes, 4.00%,
                   6/15/09(2)(6)                                      2,466,793
--------------------------------------------------------------------------------
        1,550,000  U.S. Treasury Notes, 4.375%,
                   8/15/12(2)(6)                                      1,587,479
--------------------------------------------------------------------------------
          500,000  U.S. Treasury Notes, 4.75%,
                   5/15/14(2)(6)                                        521,211
--------------------------------------------------------------------------------
           60,000  U.S. Treasury Notes, 4.25%,
                   8/15/14(2)                                            60,152
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $10,780,935)                                                   10,908,749
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
14

VP Balanced - Schedule of Investments

DECEMBER 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 4.3%

       $2,000,000  FHLB, 3.375%, 9/14/07(2)(6)                     $  1,999,496
--------------------------------------------------------------------------------
          800,000  FHLMC, 2.875%, 5/15/07(2)                            792,287
--------------------------------------------------------------------------------
        1,880,000  FHLMC, 3.75%, 8/3/07(2)(6)                         1,882,816
--------------------------------------------------------------------------------
        2,900,000  FNMA, 3.75%, 5/17/07(2)(6)                         2,905,719
--------------------------------------------------------------------------------
          500,000  FNMA, 6.625%, 10/15/07                               542,213
--------------------------------------------------------------------------------
          800,000  FNMA, 5.75%, 2/15/08(2)                              852,762
--------------------------------------------------------------------------------
          400,000  FNMA, 3.25%, 8/15/08                                 395,061
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $9,398,279)                                                     9,370,354
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(4) -- 3.6%

        5,857,047  Bank of America Commercial
                   Mortgage Inc. STRIPS -
                   COUPON, Series 2004-1,
                   Class XP, VRN, 0.83%, 1/1/05                         175,448
--------------------------------------------------------------------------------
        6,500,000  Bear Stearns Commercial
                   Mortgage Securities STRIPS -
                   COUPON, Series 2004 T16,
                   Class X2, VRN, 0.81%, 1/1/05                         286,208
--------------------------------------------------------------------------------
          900,000  Bear Stearns Commercial
                   Mortgage Securities, Series
                   2004 BA5A, Class A1, VRN,
                   2.55%, 1/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.13% with no
                   caps (Acquired 12/15/04,
                   Cost $900,000)(6)(7)                                 900,000
--------------------------------------------------------------------------------
        1,467,776  Citigroup Commercial
                   Mortgage Trust, Series
                   2004 FL1, Class A1, VRN,
                   2.53%, 1/15/05, resets off the
                   1-month LIBOR plus 0.13%
                   with no caps (Acquired
                   8/19/04, Cost $1,467,878)(6)(7)                    1,470,546
--------------------------------------------------------------------------------
          600,000  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2004 HTL1, Class A1,
                   VRN, 2.64%, 1/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.24% with no
                   caps (Acquired 7/14/04, Cost
                   $600,000)(7)                                         601,204
--------------------------------------------------------------------------------
          495,202  GMAC Commercial Mortgage
                   Securities Inc., Series 2002 C2,
                   Class A1 SEQ,
                   4.32%, 10/15/38                                      500,756
--------------------------------------------------------------------------------
        1,000,000  LB-UBS Commercial Mortgage
                   Trust, Series 2003 C5, Class A2
                   SEQ, 3.48%, 7/15/27(6)                               984,863
--------------------------------------------------------------------------------
          275,906  MASTR Alternative Loans Trust,
                   Series 2003-8, Class 4A1,
                   7.00%, 12/25/33                                      289,160
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  274,117  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                  $    276,911
--------------------------------------------------------------------------------
           72,357  Sharps SP I LLC Net Interest
                   Margin Trust, Series 2004
                   OP1N, Class NA, 5.19%,
                   4/25/34 (Acquired 6/9/04,
                   Cost $72,355)(7)                                      72,173
--------------------------------------------------------------------------------
          750,000  Washington Mutual, Series
                   2004 AR4, Class A6, 3.81%,
                   6/25/34                                              738,723
--------------------------------------------------------------------------------
          600,000  Washington Mutual, Series
                   2004 AR9, Class A6, 4.28%,
                   8/25/34                                              599,207
--------------------------------------------------------------------------------
          970,000  Washington Mutual, Series
                   2004 AR9, Class A7, VRN,
                   4.24%, 1/1/05                                        971,371
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $7,848,657)                                                     7,866,570
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.1%

          300,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33
(Cost $302,535)                                                         290,286
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.9%

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 7.50%, 11/15/16, valued
at $4,315,900), in a joint trading account at
1.45%, dated 12/31/04, due 1/3/05 (Delivery
value $4,200,508)(6)
(Cost $4,200,000)                                                     4,200,000
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(9) -- 11.3%

Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations), 2.30%, dated 12/31/04,
due 1/3/05 (Delivery value $9,898,574)                                9,896,677
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations), 2.25%, dated 12/31/04,
due 1/3/05 (Delivery value $15,002,813)                              15,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $24,896,677)                                                   24,896,677
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 119.6%
(Cost $238,413,037)                                                 263,717,957
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (19.6)%                                              (43,269,224)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $220,448,733
================================================================================

See Notes to Financial Statements.                                  (continued)

------
15

VP Balanced - Schedule of Investments

DECEMBER 31, 2004

FUTURES CONTRACTS*

                             Expiration      Underlying Face
    Contracts Purchased         Date         Amount at Value     Unrealized Gain
--------------------------------------------------------------------------------
     24  U.S. Treasury
         10-Year Notes       March 2005        $2,686,500            $30,321
                                             ===================================

                             Expiration      Underlying Face
      Contracts Sold            Date         Amount at Value     Unrealized Loss
--------------------------------------------------------------------------------
     23  U.S. Treasury
         5-Year Notes        March 2005       $ 2,502,456           $(16,763)
--------------------------------------------------------------------------------
     77  U.S. Treasury
         2-Year Notes        March 2005        16,120,421            (18,298)
--------------------------------------------------------------------------------
                                              $18,622,877           $(35,061)
                                             ===================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS**

                   Description                                        Unrealized
Notional Amount    of Agreement                  Expiration Date         Loss
--------------------------------------------------------------------------------
  $1,700,000       Receive semiannually a        September 2007         $(977)
                   fixed rate equal to                              ============
                   3.24375% and pay quarterly
                   a variable rate based on
                   the 3-month LIBOR with
                   Deutsche Bank Securities, Inc.

**SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

LB-UBS = Lehman Brothers Inc. - UBS AG

LIBOR = London Interbank Offered Rate

MASTR = Mortgage Asset Securitization Transactions, Inc.

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

SLMA = Student Loan Marketing Association

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective December 31, 2004.

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of December 31, 2004.

(3) Industry is less than 0.05% of net assets.

(4) Final maturity indicated, unless otherwise noted.

(5) Forward commitment.

(6) Security, or a portion thereof, has been segregated for a forward commitment, futures contract and/or swap agreement.

(7) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2004, was
    $9,156,301, which represented 4.2% of net assets.

(8) Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.

(9) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 4 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
16

Statement of Assets and Liabilities

DECEMBER 31, 2004
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $213,516,360) --
including $28,307,819 of securities on loan                        $238,821,280
-------------------------------------------------------------
Investments made with cash collateral received for
securities on loan, at value (cost of $24,896,677)                   24,896,677
--------------------------------------------------------------------------------
Total investment securities, at value (cost of $238,413,037)        263,717,957
-------------------------------------------------------------
Receivable for investments sold                                         834,675
-------------------------------------------------------------
Dividends and interest receivable                                       803,629
--------------------------------------------------------------------------------
                                                                    265,356,261
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received from securities on loan              24,896,677
-------------------------------------------------------------
Disbursements in excess of demand deposit cash                            9,576
-------------------------------------------------------------
Payable for investments purchased                                    19,827,173
-------------------------------------------------------------
Payable for variation margin on futures contracts                         7,688
-------------------------------------------------------------
Unrealized depreciation on swap agreements                                  977
-------------------------------------------------------------
Accrued management fees                                                 165,437
--------------------------------------------------------------------------------
                                                                     44,907,528
--------------------------------------------------------------------------------

NET ASSETS                                                         $220,448,733
================================================================================
CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                          100,000,000
================================================================================
Outstanding                                                          30,288,623
================================================================================

NET ASSET VALUE PER SHARE                                                 $7.28
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $192,474,797
-------------------------------------------------------------
Undistributed net investment income                                   3,901,778
-------------------------------------------------------------
Accumulated net realized loss on investment transactions             (1,212,669)
-------------------------------------------------------------
Net unrealized appreciation on investments                           25,284,827
--------------------------------------------------------------------------------
                                                                   $220,448,733
================================================================================

See Notes to Financial Statements.

------
17

Statement of Operations

YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-------------------------------------------------------------
Interest                                                            $ 3,199,589
-------------------------------------------------------------
Dividends                                                             2,596,075
-------------------------------------------------------------
Securities lending                                                       35,502
--------------------------------------------------------------------------------
                                                                      5,831,166
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------------------------
Management fees                                                       1,925,053
-------------------------------------------------------------
Directors' fees and expenses                                              3,113
-------------------------------------------------------------
Other expenses                                                            1,206
--------------------------------------------------------------------------------
                                                                      1,929,372
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 3,901,794
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                         18,271,573
-------------------------------------------------------------
Change in net unrealized appreciation on investments                 (2,288,113)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                     15,983,460
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $19,885,254
================================================================================

See Notes to Financial Statements.

------
18

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                   2004           2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $  3,901,794   $  3,560,780
--------------------------------------------
Net realized gain                                     18,271,573      6,802,727
--------------------------------------------
Change in net unrealized appreciation                 (2,288,113)    24,103,826
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                             19,885,254     34,467,333
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                            (3,562,413)    (4,906,041)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                             18,290,620     22,770,347
--------------------------------------------
Proceeds from reinvestment of distributions            3,562,413      4,906,041
--------------------------------------------
Payments for shares redeemed                         (32,568,249)   (23,841,870)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                      (10,715,216)     3,834,518
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                             5,607,625     33,395,810

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  214,841,108    181,445,298
--------------------------------------------------------------------------------
End of period                                       $220,448,733   $214,841,108
================================================================================

Undistributed net investment income                   $3,901,778     $3,557,221
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                   2,676,287      3,688,491
--------------------------------------------
Issued in reinvestment of distributions                  520,060        905,174
--------------------------------------------
Redeemed                                              (4,764,997)    (3,953,954)
--------------------------------------------------------------------------------
Net increase (decrease)                               (1,568,650)       639,711
================================================================================

See Notes to Financial Statements.

------
19

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940
Act. The fund's investment objective is long-term capital growth and current income. The fund seeks to achieve its investment objective by investing approximately 60% of the fund's assets in common stocks that are considered by management to have better than average prospects for appreciation and the remaining assets in bonds and other fixed income securities. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

                                                                    (continued)

------
20

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

TRACERS(SM)/TRAINS(SM) -- The fund may invest in TRACERS and TRAINS which represent ownership of a specified percentage of each security in an underlying pool of securities. Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the owner may receive cash proceeds. The risk of owning these products are the same as owning the individual securities, but enable the fund to be more diversified by owning a single security.

SWAP AGREEMENTS -- The fund may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements.
Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps are recorded as unrealized appreciation
(depreciation) on investments. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meets its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
21

Notes to Financial Statements

DECEMBER 31, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment manager's assets under management in the fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment manager that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for the fund is as follows:

----------------------------------
STRATEGY ASSETS
----------------------------------
First $250 million           0.90%
----------------------------------
Next $250 million            0.85%
----------------------------------
Over $500 million            0.80%
----------------------------------

The effective annual management fee for the fund for the year ended December 31,
2004 was 0.90%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation.

During the year ended December 31, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases of investment securities, excluding short-term investments, for the year ended December 31, 2004, totaled $433,686,999, of which $268,294,729 represented U.S. Treasury and Agency obligations. Sales of investment securities, excluding short-term investments, for the year ended December 31,
2004, totaled $444,566,772, of which $266,238,813 represented U.S. Treasury and
Agency obligations.

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                    $239,710,360
================================================================================
Gross tax appreciation of investments                               $25,289,863
-------------------------------------------------
Gross tax depreciation of investments                                (1,282,266)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $24,007,597
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                                                    (continued)

------
22

Notes to Financial Statements

DECEMBER 31, 2004

4. SECURITIES LENDING

As of December 31, 2004, securities in the fund valued at $28,307,819, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $28,849,875. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2004.

6. SUBSEQUENT EVENT

Effective January 1, 2005, American Century Services Corporation's name will change to American Century Services, LLC.

7. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $2,264,656 of qualified dividend income for the fiscal year ended December 31, 2004.

For corporate taxpayers, 31.86% of the ordinary income distributions paid during the fiscal year ended December 31, 2004, qualify for the corporate dividends received deduction.

------
23

VP Balanced - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                  CLASS I
--------------------------------------------------------------------------------
                             2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $6.74      $5.81      $6.59      $7.27      $7.79
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income       0.13       0.11       0.16       0.17       0.20
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.52       0.98      (0.77)     (0.42)     (0.40)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.65       1.09      (0.61)     (0.25)     (0.20)
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.11)     (0.16)     (0.17)     (0.20)     (0.20)
-------------------------
  From Net
  Realized Gains               --         --         --       (0.23)     (0.12)
--------------------------------------------------------------------------------
  Total Distributions        (0.11)     (0.16)     (0.17)     (0.43)     (0.32)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $7.28      $6.74      $5.81      $6.59      $7.27
================================================================================
  TOTAL RETURN(1)             9.78%     19.46%     (9.56)%    (3.54)%    (2.65)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.90%      0.90%      0.90%      0.90%      0.90%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.80%      1.85%      2.43%      2.41%      2.51%
-------------------------
Portfolio Turnover Rate        205%       142%       109%       112%        96%
-------------------------
Net Assets, End of Period
(in thousands)             $220,449   $214,841   $181,445   $227,516   $258,536
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------
24

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
American Century Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VP Balanced Fund (the "Fund"), one of the funds comprising American Century Variable Portfolios, Inc., as of December 31, 2004,
and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VP
Balanced Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of
America.

Deloitte & Touche LLP
Kansas City, Missouri
February 9, 2005

------
25

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total numbers) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in a similar capacity for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 23
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company, a corporation engaged in the sale of bearings and power transmission products
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

                                                                    (continued)

------
26

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers 40, Inc.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(December 1998 to January 2003)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 45
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 13
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                    (continued)

------
27

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Chairman, American Century Ventures, Inc. (April 2004 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACIM, ACIS and ACSC (September 1985 to
present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
DAVID H. REINMILLER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 3 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACSC and
ACIM (March 2001 to present); Vice President, ACSC (March 2000 to present); Vice
President, ACIM (March 2002 to present); Vice President, ACIS (March 2003 to present); Assistant General Counsel, ACSC (December 1996 to January 2001);
Associate General Counsel, ACSC (July 2001 to present)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-378-9878.

------
28

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for VP Balanced. It combines two widely known indices in proportion to the asset mix of the fund. Accordingly,
60% of the index is represented by the S&P 500 Index, which reflects the approximately 60% of the fund's assets invested in stocks. The remaining 40% of the index is represented by the Lehman Brothers U.S. Aggregate Index, which reflects the roughly 40% of the fund's assets invested in fixed-income securities.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------
29

Notes

------
30

Notes

------
31

Notes

------
32

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0502                     (c)2005 American Century Proprietary Holdings, Inc.
SH-ANN-41906             All rights reserved.

DECEMBER 31, 2004

American Century Variable Portfolios
Annual Report

[photo of market line chart]
[photo of starfish]
[photo of bridge]

VP Capital Appreciation Fund

[american century investments logo and text logo]

VP CAPITAL APPRECIATION

FINANCIAL STATEMENTS

OTHER INFORMATION
Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . .  21

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Capital Appreciation - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
                                    -----------------------------
                                       AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------
                                                         SINCE      INCEPTION
                         1 YEAR     5 YEARS  10 YEARS  INCEPTION       DATE
-------------------------------------------------------------------------------
CLASS I                   7.58%     -4.34%     4.58%     6.99%       11/20/87
-------------------------------------------------------------------------------
RUSSELL MIDCAP
GROWTH INDEX             15.48%     -3.36%    11.23%    12.97%(1)       --
-------------------------------------------------------------------------------
S&P 500 INDEX            10.88%     -2.30%    12.07%    12.81%(1)       --
-------------------------------------------------------------------------------

(1)  Since 11/30/87, the date nearest the fund's inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made December 31, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended December 31
----------------------------------------------------------------------------------------------------
                   1995    1996    1997    1998    1999     2000     2001     2002    2003    2004
----------------------------------------------------------------------------------------------------
Class I           31.10%  -4.32%  -3.26%  -2.16%  64.52%    9.03%  -28.07%  -21.20%  20.47%   7.58%
----------------------------------------------------------------------------------------------------
Russell Midcap
Growth Index      33.98%  17.48%  22.54%  17.86%  51.29%  -11.75%  -20.15%  -27.41%  42.71%  15.48%
----------------------------------------------------------------------------------------------------
S&P 500 Index     37.58%  22.96%  33.36%  28.58%  21.04%   -9.10%  -11.89%  -22.10%  28.68%  10.88%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
2

VP Capital Appreciation - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE VP CAPITAL APPRECIATION INVESTMENT TEAM: KURT STALZER
AND DAVID ROSE.

VP Capital Appreciation gained 7.58% in the twelve months ended December 31,
2004. Its benchmark, the Russell Midcap Growth Index, rose 15.48%.

MANAGEMENT CHANGES

During the year, VP Capital Appreciation's management team changed. Portfolio manager Linda Peterson left American Century in March. David Rose, who has been a portfolio manager with American Century since 2001, now co-manages VP Capital
Appreciation with Kurt Stalzer.

The change in the management team brought about changes in the holdings in the portfolio. For example, NII Holdings was added to the portfolio in March and ended the period as the top contributor to performance as the Virginia-based company experienced strong growth in wireless subscribers in Latin America. A stock that was eliminated from the portfolio was former top-ten holding Ross
Stores. The portfolio managers became concerned about this discount retailer when it reported disappointing February sales, and the stock was sold at a profit before it experienced further deterioration in the market.

MARKET REVIEW

The stock market started the year with the wind at its back as strong economic growth and the upswing in stock returns in the last three months of 2003 carried into the new year. But stock market gains eroded over the summer as the price of crude oil surged, short-term interest rates climbed and the economy moved through a softer period of growth. U.S. stocks then regained their footing and rallied sharply in the fourth quarter of 2004 to post their first back-to-back annual gains since 1998-1999.

Against this backdrop, VP Capital Appreciation's underperformance relative to the benchmark was largely attributable to stock selection in the industrials and information technology sectors.

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                        12/31/04               6/30/04
--------------------------------------------------------------------------------
Royal Caribbean
Cruises Ltd.                              5.0%                  1.8%
--------------------------------------------------------------------------------
NII Holdings Inc. Cl B                    4.5%                  1.1%
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                         3.4%                  2.1%
--------------------------------------------------------------------------------
National-Oilwell, Inc.                    3.2%                   --
-------------------------------------------------------------------------------
Aetna Inc.                                3.0%                   --
--------------------------------------------------------------------------------
WMS Industries Inc.                       2.3%                  0.2%
--------------------------------------------------------------------------------
Monsanto Co.                              2.2%                   --
--------------------------------------------------------------------------------
Garmin Ltd.                               2.2%                   --
--------------------------------------------------------------------------------
Harrah's
Entertainment, Inc.                       2.2%                   --
--------------------------------------------------------------------------------
Apple Computer, Inc.                      2.0%                   --
--------------------------------------------------------------------------------

                                                                    (continued)

------
3

VP Capital Appreciation - Portfolio Commentary

INDUSTRIALS & IT DETRACT

In the industrials sector, the portfolio was hurt by its investments in the commercial services and supplies industry. Corinthian Colleges was the top detractor during the period. Shares of this for-profit, post-secondary education school declined when Corinthian lowered earnings and revenue targets and confirmed a government probe into its student loan applications.

Information technology stocks also weighed on returns as many companies dealt with excess inventories for much of the year. Cisco System's CEO added to negative sentiment when he said that corporate executives were becoming more cautious on the economy and therefore putting the brakes on spending. Detractors in the portfolio included chip manufacturer National Semiconductor, communications-equipment maker Andrew Corp. and Internet-search company Ask
Jeeves.

AREAS OF STRENGTH

Despite the overall negative performance of technology stocks, the VP Capital
Appreciation team found some pockets of success. For example, Apple Computer was a leading contributor, driven by strong demand for its iPod portable music player and Macintosh computers.

Within the health care stake, C.R. Bard generated positive returns. The medical device maker reported that a sale of a company division, a number of new products, and an expanded sales organization contributed to a surge in profit.
Health insurer Aetna was another stand out performer during the period.

VP Capital Appreciation's position in the consumer discretionary sector outperformed the market and posted a double-digit gain. Homebuilding stocks, such as Toll Brothers, continued to prosper. Furthermore, investments in the hotels, restaurants and leisure industry lifted performance in the year.

OUR COMMITMENT

The VP Capital Appreciation team remains committed to looking for stocks of growing companies. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

TOP FIVE INDUSTRIES
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                        12/31/04               6/30/04
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                13.3%                  4.8%
--------------------------------------------------------------------------------
Energy Equipment
& Services                                9.6%                  3.6%
--------------------------------------------------------------------------------
Household Durables                        8.7%                  2.7%
--------------------------------------------------------------------------------
Wireless Telecommunication
Services                                  7.0%                  2.0%
--------------------------------------------------------------------------------
Health Care Providers
& Services                                6.4%                  5.2%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        12/31/04               6/30/04
--------------------------------------------------------------------------------
U.S. Common Stocks                       86.5%                 93.9%
--------------------------------------------------------------------------------
Foreign Stocks                           13.3%                  5.3%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    99.8%                 99.2%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.2%                  0.8%
--------------------------------------------------------------------------------

------
4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of

                                                                    (continued)

------
5

Shareholder Fee Example (Unaudited)

investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                   BEGINNING          ENDING       DURING PERIOD*    ANNUALIZED
                  ACCOUNT VALUE    ACCOUNT VALUE      7/1/04 -         EXPENSE
                     7/1/04          12/31/04         12/31/04         RATIO*
--------------------------------------------------------------------------------
VP CAPITAL APPRECIATION CLASS I SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual               $1,000         $1,043.60          $5.14           1.00%
--------------------------------------------------------------------------------
Hypothetical         $1,000         $1,020.11          $5.08           1.00%
--------------------------------------------------------------------------------

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
  184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
6

VP Capital Appreciation - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.6%

AEROSPACE & DEFENSE -- 2.5%
--------------------------------------------------------------------------------
           71,000   L-3 Communications
                    Holdings, Inc.                                $  5,200,040
--------------------------------------------------------------------------------
           28,300   United Defense Industries, Inc.(1)               1,337,175
--------------------------------------------------------------------------------
                                                                     6,537,215
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 1.0%
--------------------------------------------------------------------------------
           46,149   Expeditors International
                    of Washington, Inc.                              2,578,806
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.1%
--------------------------------------------------------------------------------
            4,370   BorgWarner Inc.                                    236,723
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 2.7%
--------------------------------------------------------------------------------
           16,338   Charles River Laboratories(1)                      751,711
--------------------------------------------------------------------------------
           95,600   Gilead Sciences, Inc.(1)                         3,345,044
--------------------------------------------------------------------------------
           16,500   Martek Biosciences Corporation(1)                  844,800
--------------------------------------------------------------------------------
           48,000   United Therapeutics Corp.(1)                     2,167,200
--------------------------------------------------------------------------------
                                                                     7,108,755
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 3.8%
--------------------------------------------------------------------------------
           22,700   Goldman Sachs Group, Inc. (The)                  2,361,708
--------------------------------------------------------------------------------
           59,961   Investors Financial Services
                    Corporation                                      2,996,851
--------------------------------------------------------------------------------
           74,833   T. Rowe Price Group Inc.                         4,654,612
--------------------------------------------------------------------------------
                                                                    10,013,171
--------------------------------------------------------------------------------

CHEMICALS -- 3.3%
--------------------------------------------------------------------------------
           56,779   Agrium Inc.                                        956,726
--------------------------------------------------------------------------------
          106,100   Monsanto Co.                                     5,893,855
--------------------------------------------------------------------------------
           23,200   Potash Corp. of Saskatchewan                     1,926,992
--------------------------------------------------------------------------------
                                                                     8,777,573
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 0.4%
--------------------------------------------------------------------------------
           28,177   East West BanCorp, Inc.                          1,182,307
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 1.9%
--------------------------------------------------------------------------------
           64,200   Monster Worldwide Inc.(1)                        2,159,688
--------------------------------------------------------------------------------
           94,500   Robert Half International Inc.                   2,781,135
--------------------------------------------------------------------------------
                                                                     4,940,823
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 3.4%
--------------------------------------------------------------------------------
           82,347   Apple Computer, Inc.(1)                          5,303,147
--------------------------------------------------------------------------------
          273,700   Brocade Communications
                    System(1)                                        2,091,068
--------------------------------------------------------------------------------
           94,900   Seagate Technology                               1,638,923
--------------------------------------------------------------------------------
                                                                     9,033,138
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING -- 0.5%
--------------------------------------------------------------------------------
           33,500   Chicago Bridge & Iron
                    Company New York Shares                          1,340,000
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 1.0%
--------------------------------------------------------------------------------
           32,100   Capital One Financial Corp.                      2,703,141
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 0.4%
--------------------------------------------------------------------------------
            4,100   Chicago Mercantile Exchange
                    Holdings Inc.                                      937,670
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
--------------------------------------------------------------------------------
           43,600   Sprint Corp.                                  $  1,083,460
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
           21,600   Ametek Inc.                                        770,472
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
--------------------------------------------------------------------------------
           31,714   Benchmark Electronics Inc.(1)                    1,081,447
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 9.6%
--------------------------------------------------------------------------------
           22,800   BJ Services Co.                                  1,061,112
--------------------------------------------------------------------------------
           35,500   Grant Prideco, Inc.(1)                             711,775
--------------------------------------------------------------------------------
          237,601   National-Oilwell, Inc.(1)                        8,384,940
--------------------------------------------------------------------------------
           53,500   Noble Corp.(1)                                   2,661,090
--------------------------------------------------------------------------------
          180,800   Patterson-UTI Energy Inc.                        3,516,560
--------------------------------------------------------------------------------
           31,779   Smith International, Inc.(1)                     1,729,095
--------------------------------------------------------------------------------
           79,100   Transocean Inc.(1)                               3,353,049
--------------------------------------------------------------------------------
           76,000   Weatherford International Ltd.(1)                3,898,800
--------------------------------------------------------------------------------
                                                                    25,316,421
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.4%
--------------------------------------------------------------------------------
          287,900   Wal-Mart de Mexico SA de CV,
                    Series V ORD                                       989,551
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
           73,600   Smithfield Foods Inc.(1)                         2,177,824
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 4.5%
--------------------------------------------------------------------------------
          138,800   Bard (C.R.), Inc.                                8,880,424
--------------------------------------------------------------------------------
           49,923   Immucor, Inc.(1)                                 1,173,690
--------------------------------------------------------------------------------
           31,300   Inamed Corp.(1)                                  1,979,725
--------------------------------------------------------------------------------
                                                                    12,033,839
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS
& SERVICES -- 6.4%
--------------------------------------------------------------------------------
           64,497   Aetna Inc.                                       8,046,001
--------------------------------------------------------------------------------
           94,100   Caremark Rx Inc.(1)                              3,710,363
--------------------------------------------------------------------------------
           57,600   Covance Inc.(1)                                  2,232,000
--------------------------------------------------------------------------------
           32,086   Coventry Health Care Inc.(1)                     1,703,125
--------------------------------------------------------------------------------
           18,700   Henry Schein, Inc.(1)                            1,302,268
--------------------------------------------------------------------------------
                                                                    16,993,757
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 13.3%
--------------------------------------------------------------------------------
           20,573   Four Seasons Hotels Inc.                         1,682,666
--------------------------------------------------------------------------------
           26,600   Gaylord Entertainment Co.(1)                     1,104,698
--------------------------------------------------------------------------------
           85,369   Harrah's Entertainment, Inc.                     5,710,332
--------------------------------------------------------------------------------
          106,742   Hilton Hotels Corporation                        2,427,313
--------------------------------------------------------------------------------
            5,771   Las Vegas Sands Corp.(1)                           277,008
--------------------------------------------------------------------------------
          245,166   Royal Caribbean Cruises Ltd.                    13,346,837
--------------------------------------------------------------------------------
           32,571   Starwood Hotels & Resorts
                    Worldwide, Inc.                                  1,902,146
--------------------------------------------------------------------------------
           25,200   Station Casinos Inc.                             1,377,936
--------------------------------------------------------------------------------
          178,239   WMS Industries Inc.(1)                           5,978,136
--------------------------------------------------------------------------------
           16,600   Wynn Resorts Ltd.(1)                             1,110,872
--------------------------------------------------------------------------------
                                                                    34,917,944
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

VP Capital Appreciation - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                Value
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 8.7%
--------------------------------------------------------------------------------
           45,200   Black & Decker Corporation                    $  3,992,516
--------------------------------------------------------------------------------
           96,600   Garmin Ltd.                                      5,877,144
--------------------------------------------------------------------------------
           11,400   Harman International
                    Industries Inc.                                  1,447,800
--------------------------------------------------------------------------------
           30,495   Hovnanian Enterprises Inc.(1)                    1,510,112
--------------------------------------------------------------------------------
           33,448   KB Home                                          3,491,971
--------------------------------------------------------------------------------
          102,988   Tempur-Pedic International Inc.(1)               2,183,346
--------------------------------------------------------------------------------
           66,900   Toll Brothers Inc.(1)                            4,590,009
--------------------------------------------------------------------------------
                                                                    23,092,898
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 1.1%
--------------------------------------------------------------------------------
           38,200   Textron Inc.                                     2,819,160
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 2.5%
--------------------------------------------------------------------------------
           51,490   Websense Inc.(1)                                 2,611,573
--------------------------------------------------------------------------------
          108,800   Yahoo! Inc.(1)                                   4,099,584
--------------------------------------------------------------------------------
                                                                     6,711,157
--------------------------------------------------------------------------------

IT SERVICES -- 2.5%
--------------------------------------------------------------------------------
           49,200   CACI International Inc.(1)                       3,351,996
--------------------------------------------------------------------------------
           32,700   Computer Sciences Corp.(1)                       1,843,299
--------------------------------------------------------------------------------
           26,100   Global Payments Inc.                             1,527,894
--------------------------------------------------------------------------------
                                                                     6,723,189
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
           80,415   Marvel Enterprises, Inc.(1)                      1,646,899
--------------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED
POWER -- 0.8%
--------------------------------------------------------------------------------
           39,200   Questar Corp.                                    1,997,632
--------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 0.5%
--------------------------------------------------------------------------------
           24,856   Zebra Technologies Corp. Cl A(1)                 1,398,896
--------------------------------------------------------------------------------

OIL & GAS -- 3.0%
--------------------------------------------------------------------------------
           24,400   Forest Oil Corporation(1)                          773,968
--------------------------------------------------------------------------------
          122,361   PetroKazakhstan Inc. Cl A                        4,539,593
--------------------------------------------------------------------------------
           74,550   XTO Energy Inc.                                  2,637,579
--------------------------------------------------------------------------------
                                                                     7,951,140
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
           44,000   Alberto-Culver Company Cl B                      2,137,080
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 3.1%
--------------------------------------------------------------------------------
           25,900   American Pharmaceutical
                    Partners Inc.(1)                                   968,919
--------------------------------------------------------------------------------
           46,700   Barr Pharmaceuticals Inc.(1)                     2,126,718
--------------------------------------------------------------------------------
           79,300   Elan Corp. plc ADR(1)                            2,160,925
--------------------------------------------------------------------------------
           88,835   Taro Pharmaceuticals Industries(1)               3,023,055
--------------------------------------------------------------------------------
                                                                     8,279,617
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

ROAD & RAIL -- 1.0%
--------------------------------------------------------------------------------
           56,100   Burlington Northern
                    Santa Fe Corp.                                $  2,654,091
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.1%
--------------------------------------------------------------------------------
          173,841   ARM Holdings plc ADR                             1,072,599
--------------------------------------------------------------------------------
          373,117   ARM Holdings plc ORD                               791,234
--------------------------------------------------------------------------------
           36,200   Sigmatel Inc.(1)                                 1,286,186
--------------------------------------------------------------------------------
           62,186   Tessera Technologies Inc.(1)                     2,313,941
--------------------------------------------------------------------------------
                                                                     5,463,960
--------------------------------------------------------------------------------

SOFTWARE -- 4.1%
--------------------------------------------------------------------------------
           50,400   Autodesk, Inc.                                   1,912,680
--------------------------------------------------------------------------------
           58,300   Citrix Systems, Inc.(1)                          1,430,099
--------------------------------------------------------------------------------
           45,361   Kronos Inc.(1)                                   2,319,308
--------------------------------------------------------------------------------
           82,700   McAfee Inc.(1)                                   2,392,511
--------------------------------------------------------------------------------
           72,755   Symantec Corp.(1)                                1,874,169
--------------------------------------------------------------------------------
           35,219   The9 Ltd. ADR(1)                                   831,873
--------------------------------------------------------------------------------
                                                                    10,760,640
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 2.1%
--------------------------------------------------------------------------------
           56,100   Bebe Stores Inc.                                 1,513,578
--------------------------------------------------------------------------------
           36,000   Genesco Inc.(1)                                  1,121,040
--------------------------------------------------------------------------------
           38,100   PETsMART, Inc.                                   1,353,693
--------------------------------------------------------------------------------
           66,300   Too Inc.(1)                                      1,621,698
--------------------------------------------------------------------------------
                                                                     5,610,009
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 1.6%
--------------------------------------------------------------------------------
           39,600   NIKE, Inc. Cl B                                  3,591,324
--------------------------------------------------------------------------------
           16,700   Polo Ralph Lauren Corp.                            711,420
--------------------------------------------------------------------------------
                                                                     4,302,744
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 1.0%
--------------------------------------------------------------------------------
           56,200   Doral Financial Corp.                            2,767,850
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
SERVICES -- 7.0%
--------------------------------------------------------------------------------
           90,500   America Movil SA de CV
                    Series L ADR                                     4,737,675
--------------------------------------------------------------------------------
           35,700   Millicom International
                    Cellular SA(1)                                     811,461
--------------------------------------------------------------------------------
           52,200   Nextel Partners, Inc. Cl A(1)                    1,019,988
--------------------------------------------------------------------------------
          252,095   NII Holdings Inc. Cl B(1)                       11,961,908
--------------------------------------------------------------------------------
                                                                    18,531,032
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $213,494,186)                                                263,602,031
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

VP Capital Appreciation - Schedule of Investments

DECEMBER 31, 2004

                                                                      Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.2%

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury
obligations, 7.125% - 7.250%,
8/15/22 - 2/15/23, valued at $510,119),
in a joint trading account at 1.47%,
dated 12/31/04, due 1/3/05
(Delivery value $500,061)
(Cost $500,000)                                                   $    500,000
--------------------------------------------------------------------------------

                                                                      Value
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $213,994,186)                                               $264,102,031
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- 0.2%                                                    549,571
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $264,651,602
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
--------------------------------------------------------------------------------
    Contracts to Sell        Settlement Date       Value       Unrealized Loss
--------------------------------------------------------------------------------
     52,226 GBP for USD          1/31/05          $100,031         $(1,409)
--------------------------------------------------------------------------------
     36,351 GBP for USD          1/31/05            69,624          (1,117)
--------------------------------------------------------------------------------
  3,203,313 MXN for USD          1/31/05           286,058          (5,114)
--------------------------------------------------------------------------------
                                                  $455,713         $(7,640)
                                               =================================

(Value on Settlement Date $448,073)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
GBP = British Pound
MXN = Mexican Nuevo Peso
ORD = Foreign Ordinary Share
USD = United States Dollar
(1)  Non-income producing.

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

DECEMBER 31, 2004
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $213,994,186)             $264,102,031
--------------------------------------------------------
Cash                                                                    300,470
--------------------------------------------------------
Receivable for investments sold                                       4,999,509
--------------------------------------------------------
Dividends and interest receivable                                        91,168
--------------------------------------------------------------------------------
                                                                    269,493,178
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                     4,613,038
--------------------------------------------------------
Payable for forward foreign currency exchange contracts                   7,640
--------------------------------------------------------
Accrued management fees                                                 220,898
--------------------------------------------------------------------------------
                                                                      4,841,576
--------------------------------------------------------------------------------

NET ASSETS                                                         $264,651,602
================================================================================

CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                          100,000,000
================================================================================
Outstanding                                                          34,568,106
================================================================================
NET ASSET VALUE PER SHARE                                                 $7.66
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $339,607,586
--------------------------------------------------------
Accumulated net realized loss on investment and
foreign currency transactions                                      (125,056,334)
--------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and liabilities in
foreign currencies                                                   50,100,350
--------------------------------------------------------------------------------
                                                                   $264,651,602
================================================================================

See Notes to Financial Statements.

------
10

Statement of Operations

YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------
Dividends                                                           $ 1,083,615
--------------------------------------------------------
Interest                                                                 53,628
--------------------------------------------------------------------------------
                                                                      1,137,243
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------
Management fees                                                       2,637,972
--------------------------------------------------------
Directors' fees and expenses                                              3,825
--------------------------------------------------------
Other expenses                                                            2,113
--------------------------------------------------------------------------------
                                                                      2,643,910
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (1,506,667)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment and
foreign currency transactions                                        18,196,860
--------------------------------------------------------
Change in net unrealized appreciation on
investments and translation of assets
and liabilities in foreign currencies                                 1,902,260
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                     20,099,120
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                           $18,592,453
================================================================================

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                         2004          2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                 $ (1,506,667) $ (1,527,716)
-------------------------------------------
Net realized gain                                     18,196,860    14,256,208
-------------------------------------------
Change in net unrealized appreciation                  1,902,260    36,463,540
--------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                       18,592,453    49,192,032
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                             31,016,098    30,044,091
-------------------------------------------
Payments for shares redeemed                         (70,350,748)  (54,738,957)
--------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions                           (39,334,650)  (24,694,866)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                (20,742,197)   24,497,166

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  285,393,799   260,896,633
--------------------------------------------------------------------------------
End of period                                       $264,651,602  $285,393,799
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                   4,332,995     4,628,342
-------------------------------------------
Redeemed                                              (9,873,584)   (8,690,299)
--------------------------------------------------------------------------------
Net decrease in shares of the fund                    (5,540,589)   (4,061,957)
================================================================================

See Notes to Financial Statements.

------
12

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Capital Appreciation Fund (the fund)
is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is capital growth. The fund seeks to achieve its investment objective by investing primarily in common stocks that management believes will increase in value over time. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

                                                                    (continued)

------
13

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2004, the fund has accumulated net realized capital loss carryovers for federal income tax purposes of $80,386,243 and $43,953,351 expiring in 2009 and 2010, respectively, which may be used to offset future taxable gains.

The fund has elected to treat $19,931 of net foreign currency losses incurred in the two-month period ended December 31, 2004, as having been incurred in the following fiscal year for federal income tax purposes.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment manager's assets under management in the fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment manager that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for the fund is as follows:

---------------------------------------------------------
STRATEGY ASSETS
---------------------------------------------------------
First $500 million                           1.00%
---------------------------------------------------------
Next $500 million                            0.95%
---------------------------------------------------------
Over $1 billion                              0.90%
---------------------------------------------------------

The effective annual management fee for the year ended December 31, 2004 was 1.00%.

                                                                   (continued)

------
14

Notes to Financial Statements

DECEMBER 31, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation.

During the year ended December 31, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 2004, were $679,807,847 and $711,932,954, respectively.

As of December 31, 2004, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                   $214,698,781
================================================================================
Gross tax appreciation of investments                              $49,598,255
----------------------------------------------------
Gross tax depreciation of investments                                 (195,005)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $49,403,250
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2004.

5. SUBSEQUENT EVENT

Effective January 1, 2005, American Century Services Corporation's name will change to American Century Services, LLC.

------
15

VP Capital Appreciation - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31
--------------------------------------------------------------------------------------------------
                                                                      CLASS I
--------------------------------------------------------------------------------------------------
                                                   2004      2003     2002      2001       2000
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $7.12     $5.91    $7.50    $15.78     $14.84
--------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Loss                              (0.04)    (0.04)   (0.04)    (0.03)     (0.05)
---------------------------------------------
  Net Realized and Unrealized Gain (Loss)           0.58      1.25    (1.55)    (3.64)      1.47
--------------------------------------------------------------------------------------------------
  Total From Investment Operations                  0.54      1.21    (1.59)    (3.67)      1.42
--------------------------------------------------------------------------------------------------
Distributions
---------------------------------------------
  From Net Realized Gains                             --        --       --     (4.61)     (0.48)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $7.66     $7.12    $5.91     $7.50     $15.78
==================================================================================================
   TOTAL RETURN(1)                                  7.58%    20.47%  (21.20)%  (28.07)%     9.03%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                                  1.00%     1.00%     1.00%     1.00%     0.98%
---------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                             (0.57)%   (0.58)%   (0.55)%   (0.35)%   (0.31)%
---------------------------------------------
Portfolio Turnover Rate                              262%      150%      124%      149%      128%
---------------------------------------------
Net Assets, End of Period (in thousands)         $264,652  $285,394  $260,897  $401,812  $716,855
--------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------
16

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
American Century Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VP Capital Appreciation Fund (the "Fund"), one
of the funds comprising American Century Variable Portfolios, Inc., as of
December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the
Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VP
Capital Appreciation Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the
United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 9, 2005

------
17

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total numbers) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in a similar capacity for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 23
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company, a corporation engaged in the sale of bearings and power transmission products
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

                                                                   (continued)

------
18

Management

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers 40, Inc.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(December 1998 to January 2003)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 45
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 13
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1)  James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                   (continued)

------
19

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Chairman, American Century Ventures, Inc. (April 2004 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACIM, ACIS and ACSC (September 1985 to
present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
DAVID H. REINMILLER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 3 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACSC and
ACIM (March 2001 to present); Vice President, ACSC (March 2000 to present); Vice
President, ACIM (March 2002 to present); Vice President, ACIS (March 2003 to present); Assistant General Counsel, ACSC (December 1996 to January 2001);
Associate General Counsel, ACSC (July 2001 to present)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-378-9878.

------
20

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap
Index companies (the 800 smallest of the 1,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------
21

Notes

------
22

Notes

------
23

Notes

------
24

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo,
American Century and American Century
Investments are service marks of American
Century Proprietary Holdings, Inc.
                                         American Century Investment Services,
                                         Inc., Distributor

0502
SH-ANN-41910                             (c)2005 American Century Proprietary
                                         Holdings, Inc. All rights reserved.

[front cover]

DECEMBER 31, 2004

American Century Variable Portfolios
Annual Report

[photo of market line chart]
[photo of starfish]
[photo of bridge]

VP Income & Growth Fund

                               [american century investments logo and text logo]

[inside front cover - blank]

VP INCOME & GROWTH

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Income & Growth - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2004
                                           ----------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE       INCEPTION
                              1 YEAR       5 YEARS      INCEPTION        DATE
--------------------------------------------------------------------------------
CLASS I                       12.99%       -0.70%         6.38%        10/30/97
--------------------------------------------------------------------------------
S&P 500 INDEX                 10.88%       -2.30%         5.74%           --
--------------------------------------------------------------------------------
Class II                      12.57%          --          7.21%         5/1/02
--------------------------------------------------------------------------------
Class III                     12.99%          --         12.33%         6/26/02
--------------------------------------------------------------------------------

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
2

VP Income & Growth - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made October 30, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended December 31
--------------------------------------------------------------------------------
                1997*   1998    1999     2000     2001     2002    2003    2004
--------------------------------------------------------------------------------
Class I         7.80%  26.87%  18.02%  -10.62%   -8.35%  -19.37%  29.35%  12.99%
--------------------------------------------------------------------------------
S&P 500 Index   7.72%  28.58%  21.04%   -9.10%  -11.89%  -22.10%  28.68%  10.88%
--------------------------------------------------------------------------------
*From 10/30/97, the class's inception date, to 12/31/97. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

VP Income & Growth - Portfolio Commentary

PORTFOLIO MANAGERS: JOHN SCHNIEDWIND, KURT BORGWARDT, AND ZILI ZHANG

PERFORMANCE SUMMARY

In 2004, VP Income & Growth outperformed its benchmark index, the S&P 500, for the fourth consecutive calendar year. The portfolio posted a total return of
12.99%* for the year, outpacing the 10.88% return of the S&P 500.

STOCK MARKET REVIEW

Uncertainty held the U.S. stock market in check for most of 2004. Corporate earnings growth remained strong--profits of S&P 500 companies grew by nearly 20%
in 2004, according to estimates by Thomson First Call--but the market's upward momentum was restrained by moderating economic growth, soaring oil prices, a series of interest rate hikes by the Federal Reserve, a decline in the U.S.
dollar, and an uncertain outcome in the presidential election.

In the last quarter of the year, however, oil prices fell from their record-high levels, and the presidential election ended decisively and without any legal wrangling. The stock market responded with a year-end rally.

For all of 2004, the broad stock indexes posted double-digit gains for the second consecutive year. According to the Standard & Poor's indexes, small-cap stocks extended their winning streak over large-company shares to five straight years. Value stocks outperformed growth issues across all market capitalizations in 2004.

Every sector of the S&P 500 produced positive results in 2004, but the best-performing sectors were energy, utilities, and telecommunication services.
Lagging sectors included information technology and health care.

CONSUMER STAPLES AND MATERIALS STOCKS SHINE

Stock selection was the key to VP Income & Growth's outperformance of the S&P
500 in 2004. Stock selection worked best in the consumer staples and materials sectors.

Within the portfolio's consumer staples holdings, the top relative performance contributor was Reynolds American, which was created from the merger of RJ
Reynolds Tobacco, Lane Limited, and the U.S. arm of Brown & Williamson Tobacco
in July 2004. Reynolds reported strong earnings growth thanks in part to successful cost-cutting efforts.

The portfolio also benefited from favorable stock selection among food and staples retailers and beverage companies.

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/04               6/30/04
--------------------------------------------------------------------------------
Bank of America Corp.                       4.7%                  4.6%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                         4.7%                  4.6%
--------------------------------------------------------------------------------
Johnson & Johnson                           3.4%                  3.2%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              3.2%                  2.6%
--------------------------------------------------------------------------------
Intel Corp.                                 3.0%                  2.5%
--------------------------------------------------------------------------------
Ford Motor Company                          2.6%                  2.2%
--------------------------------------------------------------------------------
National City Corp.                         2.4%                  0.1%
--------------------------------------------------------------------------------
CIGNA Corp.                                 2.4%                   --
--------------------------------------------------------------------------------
Pfizer, Inc.                                2.3%                  2.1%
--------------------------------------------------------------------------------
Countrywide Financial
Corporation                                 2.0%                  1.2%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Class I shares.

                                                                    (continued)

------
4

VP Income & Growth - Portfolio Commentary

In particular, overweighting strong performers like grocery chain Supervalu and brewer Adolph Coors while avoiding lagging stocks such as discount retailer
Wal-Mart and soft-drink maker Coca-Cola enhanced relative performance.

The top performance contributor in the portfolio, on both an absolute and relative basis, was chemicals company Monsanto. The company's fiscal-year 2004 earnings nearly quadrupled from the previous year as herbicide and corn seed sales improved. Overweights in forest products companies Potlatch and
Louisiana-Pacific also provided a lift to relative performance.

WINNERS IN UTILITIES AND FINANCIALS

Stock selection was also beneficial in the utilities and financial sectors. Two of the top five relative contributors to performance were electric utilities TXU and Edison International. TXU sold some of its non-core businesses and reduced its debt substantially during the year, while Edison increased 2004 earnings projections and boosted its dividend. In the financial sector, the best contributors included Bank of America, one of the portfolio's largest overweights during the year, and real estate investment trust CBL & Associates.

TECHNOLOGY AND HEALTH CARE DISAPPOINT

Stock selection detracted from relative performance in the information technology and health care sectors. In the technology sector, overweights in semiconductor manufacturer Intel and computer hardware maker Hewlett-Packard, along with underweights in search engine company Yahoo! and wireless chipmaker
QUALCOMM, weighed on relative results.

The health care sector contained the biggest individual detractor from relative performance: pharmaceutical giant Merck, which pulled its top-selling arthritis medication off the market after it was linked to increased risk of heart attacks. Other negative contributors to relative performance included drug company Bristol-Myers Squibb and health services provider Health Net, both of which were overweights.

OUR COMMITMENT

We remain committed to seeking long-term capital growth and income by investing in a portfolio of stocks that we believe have an attractive combination of value and growth potential, while attempting to balance the portfolio's risk and expected return.

VP INCOME & GROWTH'S FIVE LARGEST
OVERWEIGHTS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
ChevronTexaco Corp.                         4.68%                 0.99%
--------------------------------------------------------------------------------
Bank of America Corp.                       4.77%                 1.68%
--------------------------------------------------------------------------------
Ford Motor Company                          2.62%                 0.24%
--------------------------------------------------------------------------------
CIGNA Corp.                                 2.44%                 0.10%
--------------------------------------------------------------------------------
National City Corp.                         2.44%                 0.23%
--------------------------------------------------------------------------------

VP INCOME & GROWTH'S FIVE LARGEST
UNDERWEIGHTS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
General Electric Co.                        0.76%                 3.42%
--------------------------------------------------------------------------------
Citigroup Inc.                               --                   2.21%
--------------------------------------------------------------------------------
Wal-Mart Stores Inc.                         --                   1.98%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           1.21%                 2.93%
--------------------------------------------------------------------------------
American International
Group Inc.                                   --                   1.52%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                     BEGINNING          ENDING       DURING PERIOD*   ANNUALIZED
                    ACCOUNT VALUE    ACCOUNT VALUE     7/1/04 -         EXPENSE
                       7/1/04          12/31/04        12/31/04         RATIO*
--------------------------------------------------------------------------------
VP INCOME & GROWTH SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Class I                $1,000          $1,078.10         $3.66           0.70%
--------------------------------------------------------------------------------
Class II               $1,000          $1,075.10         $4.96           0.95%
--------------------------------------------------------------------------------
Class III              $1,000          $1,078.10         $3.66           0.70%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Class I                $1,000          $1,021.62         $3.56           0.70%
--------------------------------------------------------------------------------
Class II               $1,000          $1,020.36         $4.82           0.95%
--------------------------------------------------------------------------------
Class III              $1,000          $1,021.62         $3.56           0.70%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
7

VP Income & Growth - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.9%

AEROSPACE & DEFENSE -- 1.2%
--------------------------------------------------------------------------------
          157,229  Boeing Co.                                      $  8,139,745
--------------------------------------------------------------------------------
           30,025  Northrop Grumman Corp.                             1,632,159
--------------------------------------------------------------------------------
                                                                      9,771,904
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 1.1%
--------------------------------------------------------------------------------
           21,846  FedEx Corporation                                  2,151,613
--------------------------------------------------------------------------------
           81,324  United Parcel Service, Inc. Cl B                   6,949,949
--------------------------------------------------------------------------------
                                                                      9,101,562
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
           20,400  Delta Air Lines Inc.(1)                              152,592
--------------------------------------------------------------------------------
           64,039  Southwest Airlines Co.                             1,042,555
--------------------------------------------------------------------------------
                                                                      1,195,147
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.3%
--------------------------------------------------------------------------------
           34,081  Magna International Inc. Cl A                      2,813,387
--------------------------------------------------------------------------------
AUTOMOBILES -- 2.6%
--------------------------------------------------------------------------------
        1,484,265  Ford Motor Company                                21,729,640
--------------------------------------------------------------------------------
BEVERAGES -- 0.5%
--------------------------------------------------------------------------------
           59,340  Adolph Coors Company Cl B                          4,490,258
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.6%
--------------------------------------------------------------------------------
           16,460  Amgen Inc.(1)                                      1,055,909
--------------------------------------------------------------------------------
          174,743  Applera Corporation-Applied
                   Biosystems Group                                   3,653,876
--------------------------------------------------------------------------------
                                                                      4,709,785
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.3%
--------------------------------------------------------------------------------
           79,281  Raymond James Financial, Inc.                      2,456,125
--------------------------------------------------------------------------------
CHEMICALS -- 0.3%
--------------------------------------------------------------------------------
           52,261  Monsanto Co.                                       2,903,099
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 9.5%
--------------------------------------------------------------------------------
          841,224  Bank of America Corp.                             39,529,115
--------------------------------------------------------------------------------
           22,459  Comerica Inc.                                      1,370,448
--------------------------------------------------------------------------------
          539,951  National City Corp.                               20,275,160
--------------------------------------------------------------------------------
          193,013  Wachovia Corp.                                    10,152,484
--------------------------------------------------------------------------------
          114,528  Wells Fargo & Co.                                  7,117,915
--------------------------------------------------------------------------------
                                                                     78,445,122
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.3%
--------------------------------------------------------------------------------
          450,943  Cendant Corporation                               10,543,047
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.7%
--------------------------------------------------------------------------------
           11,285  Aspect Communications
                   Corporation(1)                                       125,715
--------------------------------------------------------------------------------
          183,491  Cisco Systems Inc.(1)                              3,541,376
--------------------------------------------------------------------------------
            4,366  CommScope Inc.(1)                                     82,517
--------------------------------------------------------------------------------
            5,367  Harris Corp.                                         331,627
--------------------------------------------------------------------------------
          597,767  Motorola, Inc.                                    10,281,593
--------------------------------------------------------------------------------
                                                                     14,362,828
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 4.5%
--------------------------------------------------------------------------------
          510,676  Hewlett-Packard Co.                             $ 10,708,876
--------------------------------------------------------------------------------
          271,755  International Business
                   Machines Corp.                                    26,789,608
--------------------------------------------------------------------------------
                                                                     37,498,484
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.0%
--------------------------------------------------------------------------------
          100,224  Capital One Financial Corp.                        8,439,863
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
--------------------------------------------------------------------------------
          286,438  J.P. Morgan Chase & Co.                           11,173,946
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.9%
--------------------------------------------------------------------------------
          115,837  ALLTEL Corp.                                       6,806,582
--------------------------------------------------------------------------------
           67,198  AT&T Corp.                                         1,280,794
--------------------------------------------------------------------------------
          269,317  BellSouth Corp.                                    7,484,319
--------------------------------------------------------------------------------
          245,010  SBC Communications Inc.                            6,313,908
--------------------------------------------------------------------------------
          102,081  Sprint Corp.                                       2,536,713
--------------------------------------------------------------------------------
          209,789  Verizon Communications                             8,498,552
--------------------------------------------------------------------------------
                                                                     32,920,868
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 3.5%
--------------------------------------------------------------------------------
           44,268  American Electric Power                            1,520,163
--------------------------------------------------------------------------------
          293,767  CenterPoint Energy, Inc.                           3,319,567
--------------------------------------------------------------------------------
           77,044  Exelon Corporation                                 3,395,329
--------------------------------------------------------------------------------
          403,065  FirstEnergy Corp.                                 15,925,097
--------------------------------------------------------------------------------
           21,982  FPL Group, Inc.                                    1,643,155
--------------------------------------------------------------------------------
           33,703  Great Plains Energy Inc.                           1,020,527
--------------------------------------------------------------------------------
           83,166  OGE Energy Corp.                                   2,204,731
--------------------------------------------------------------------------------
            8,030  TXU Corp.                                            518,417
--------------------------------------------------------------------------------
                                                                     29,546,986
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.7%
--------------------------------------------------------------------------------
           89,069  Arrow Electronics, Inc.(1)                         2,164,377
--------------------------------------------------------------------------------
          155,862  Ingram Micro Inc. Cl A(1)                          3,241,930
--------------------------------------------------------------------------------
           16,183  Tech Data Corp.(1)                                   734,708
--------------------------------------------------------------------------------
                                                                      6,141,015
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.5%
--------------------------------------------------------------------------------
          365,726  Supervalu Inc.                                    12,624,862
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.8%
--------------------------------------------------------------------------------
           57,867  Corn Products International Inc.                   3,099,357
--------------------------------------------------------------------------------
           58,136  Pilgrim's Pride Corp.                              1,783,612
--------------------------------------------------------------------------------
           30,416  Sanderson Farms Inc.                               1,316,404
--------------------------------------------------------------------------------
          471,594  Tyson Foods, Inc. Cl A                             8,677,330
--------------------------------------------------------------------------------
                                                                     14,876,703
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.8%
--------------------------------------------------------------------------------
          164,097  NICOR Inc.                                         6,061,743
--------------------------------------------------------------------------------
            8,658  UGI Corp.                                            354,199
--------------------------------------------------------------------------------
                                                                      6,415,942
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
--------------------------------------------------------------------------------
           90,840  Becton Dickinson & Co.                             5,159,712
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

VP Income & Growth - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 3.9%
--------------------------------------------------------------------------------
          134,965  AmerisourceBergen Corp.                         $  7,919,746
--------------------------------------------------------------------------------
           66,419  Cardinal Health, Inc.                              3,862,265
--------------------------------------------------------------------------------
          248,435  CIGNA Corp.                                       20,264,843
--------------------------------------------------------------------------------
           28,094  Humana Inc.(1)                                       834,111
--------------------------------------------------------------------------------
                                                                     32,880,965
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
--------------------------------------------------------------------------------
          382,440  McDonald's Corporation                            12,261,026
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.0%
--------------------------------------------------------------------------------
           46,000  American Greetings Cl A                            1,166,100
--------------------------------------------------------------------------------
           41,237  Black & Decker Corporation                         3,642,464
--------------------------------------------------------------------------------
           37,561  Newell Rubbermaid Inc.                               908,601
--------------------------------------------------------------------------------
            3,883  Stanley Works (The)                                  190,228
--------------------------------------------------------------------------------
           38,717  Whirlpool Corp.                                    2,679,604
--------------------------------------------------------------------------------
                                                                      8,586,997
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
           96,526  Kimberly-Clark Corp.                               6,352,376
--------------------------------------------------------------------------------
          122,887  Procter & Gamble Co. (The)                         6,768,616
--------------------------------------------------------------------------------
                                                                     13,120,992
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.7%
--------------------------------------------------------------------------------
          173,818  General Electric Co.                               6,344,357
--------------------------------------------------------------------------------
          209,979  Tyco International Ltd.                            7,504,649
--------------------------------------------------------------------------------
                                                                     13,849,006
--------------------------------------------------------------------------------
INSURANCE -- 4.1%
--------------------------------------------------------------------------------
          200,640  Ace Limited                                        8,577,360
--------------------------------------------------------------------------------
           42,589  American Financial Group, Inc.                     1,333,462
--------------------------------------------------------------------------------
          161,548  AON Corp.                                          3,854,535
--------------------------------------------------------------------------------
           95,221  Berkley (W.R.) Corp.                               4,491,575
--------------------------------------------------------------------------------
           35,435  Fidelity National Financial, Inc.                  1,618,316
--------------------------------------------------------------------------------
          252,662  First American Financial Corp.
                   (The)                                              8,878,544
--------------------------------------------------------------------------------
            3,185  Hartford Financial Services
                   Group Inc. (The)                                     220,752
--------------------------------------------------------------------------------
           78,511  Lincoln National Corp.                             3,664,893
--------------------------------------------------------------------------------
           47,173  St. Paul Travelers Companies,
                   Inc. (The)                                         1,748,703
--------------------------------------------------------------------------------
                                                                     34,388,140
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.4%
--------------------------------------------------------------------------------
          693,945  Earthlink Inc.(1)                                  7,994,247
--------------------------------------------------------------------------------
          244,482  United Online, Inc.(1)                             2,818,877
--------------------------------------------------------------------------------
           17,624  VeriSign, Inc.(1)                                    590,756
--------------------------------------------------------------------------------
                                                                     11,403,880
--------------------------------------------------------------------------------
IT SERVICES -- 1.8%
--------------------------------------------------------------------------------
           16,936  Checkfree Corp.(1)                                   644,923
--------------------------------------------------------------------------------
          194,958  Computer Sciences Corp.(1)                        10,989,783
--------------------------------------------------------------------------------
          139,296  Sabre Holdings Corp.                               3,086,799
--------------------------------------------------------------------------------
                                                                     14,721,505
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
          263,822  Eastman Kodak Co.                                  8,508,260
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
MACHINERY -- 0.6%
--------------------------------------------------------------------------------
           40,645  Cummins Inc.                                    $  3,405,645
--------------------------------------------------------------------------------
           47,391  SPX Corp.                                          1,898,483
--------------------------------------------------------------------------------
                                                                      5,304,128
--------------------------------------------------------------------------------
MEDIA -- 4.5%
--------------------------------------------------------------------------------
          510,387  Disney (Walt) Co.                                 14,188,759
--------------------------------------------------------------------------------
          182,763  Regal Entertainment Group                          3,792,332
--------------------------------------------------------------------------------
          835,764  Time Warner Inc.(1)                               16,247,252
--------------------------------------------------------------------------------
           88,649  Viacom, Inc. Cl B                                  3,225,937
--------------------------------------------------------------------------------
                                                                     37,454,280
--------------------------------------------------------------------------------
METALS & MINING -- 0.9%
--------------------------------------------------------------------------------
           63,167  Phelps Dodge Corp.                                 6,248,479
--------------------------------------------------------------------------------
           27,442  United States Steel Corp.                          1,406,403
--------------------------------------------------------------------------------
                                                                      7,654,882
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.5%
--------------------------------------------------------------------------------
           64,045  Constellation Energy Group Inc.                    2,799,406
--------------------------------------------------------------------------------
           16,150  Duke Energy Corp.                                    409,080
--------------------------------------------------------------------------------
           21,661  National Fuel Gas Co.                                613,873
--------------------------------------------------------------------------------
                                                                      3,822,359
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 2.6%
--------------------------------------------------------------------------------
          117,357  Federated Department Stores,
                   Inc.                                               6,782,061
--------------------------------------------------------------------------------
           42,371  Kmart Holding Corp.(1)                             4,192,610
--------------------------------------------------------------------------------
          378,257  May Department Stores Co.
                   (The)                                             11,120,756
--------------------------------------------------------------------------------
                                                                     22,095,427
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
           26,549  Xerox Corp.(1)                                       451,598
--------------------------------------------------------------------------------
OIL & GAS -- 8.0%
--------------------------------------------------------------------------------
          739,334  ChevronTexaco Corp.                               38,822,428
--------------------------------------------------------------------------------
           78,980  ConocoPhillips                                     6,857,833
--------------------------------------------------------------------------------
          196,383  Exxon Mobil Corp.                                 10,066,593
--------------------------------------------------------------------------------
           58,422  Occidental Petroleum Corp.                         3,409,508
--------------------------------------------------------------------------------
           98,018  Sunoco, Inc.                                       8,009,051
--------------------------------------------------------------------------------
                                                                     67,165,413
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 2.1%
--------------------------------------------------------------------------------
          130,614  Georgia-Pacific Corp.                              4,895,413
--------------------------------------------------------------------------------
          271,047  Louisiana-Pacific Corp.                            7,247,797
--------------------------------------------------------------------------------
           78,260  Weyerhaeuser Co.                                   5,260,637
--------------------------------------------------------------------------------
                                                                     17,403,847
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 9.3%
--------------------------------------------------------------------------------
          457,220  Bristol-Myers Squibb Co.                          11,713,976
--------------------------------------------------------------------------------
          446,031  Johnson & Johnson                                 28,287,286
--------------------------------------------------------------------------------
           58,126  Kos Pharmaceuticals, Inc.(1)                       2,187,863
--------------------------------------------------------------------------------
          514,175  Merck & Co., Inc.                                 16,525,585
--------------------------------------------------------------------------------
          705,333  Pfizer, Inc.                                      18,966,404
--------------------------------------------------------------------------------
                                                                     77,681,114
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

VP Income & Growth - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------
REAL ESTATE -- 2.4%
--------------------------------------------------------------------------------
           16,000  Apartment Investment and
                   Management Co.                                  $    616,640
--------------------------------------------------------------------------------
          148,130  CBL & Associates Properties,
                   Inc.                                              11,309,726
--------------------------------------------------------------------------------
           58,164  Colonial Properties Trust                          2,284,100
--------------------------------------------------------------------------------
          118,500  Equity Office Properties Trust                     3,450,720
--------------------------------------------------------------------------------
           74,362  Trizec Properties, Inc.                            1,406,929
--------------------------------------------------------------------------------
           10,976  Vornado Realty Trust                                 835,603
--------------------------------------------------------------------------------
                                                                     19,903,718
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.5%
--------------------------------------------------------------------------------
           27,756  Burlington Northern Santa Fe
                   Corp.                                              1,313,136
--------------------------------------------------------------------------------
           15,300  CSX Corporation                                      613,224
--------------------------------------------------------------------------------
           27,750  Norfolk Southern Corp.                             1,004,273
--------------------------------------------------------------------------------
           19,579  Union Pacific Corp.                                1,316,688
--------------------------------------------------------------------------------
                                                                      4,247,321
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 3.1%
--------------------------------------------------------------------------------
           64,365  Freescale Semiconductor Inc.(1)                    1,181,741
--------------------------------------------------------------------------------
        1,054,205  Intel Corp.                                       24,657,855
--------------------------------------------------------------------------------
                                                                     25,839,596
--------------------------------------------------------------------------------
SOFTWARE -- 2.0%
--------------------------------------------------------------------------------
              443  Computer Associates
                   International, Inc.                                   13,760
--------------------------------------------------------------------------------
          621,043  Microsoft Corporation                             16,588,058
--------------------------------------------------------------------------------
                                                                     16,601,818
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.5%
--------------------------------------------------------------------------------
          101,051  Barnes & Noble Inc.(1)                             3,260,915
--------------------------------------------------------------------------------
           32,613  Charming Shoppes(1)                                  305,584
--------------------------------------------------------------------------------
           40,533  GameStop Corp.(1)                                    908,345
--------------------------------------------------------------------------------
                                                                      4,474,844
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 2.2%
--------------------------------------------------------------------------------
          452,388  Countrywide Financial
                   Corporation                                       16,742,880
--------------------------------------------------------------------------------
           23,907  Flagstar Bancorp Inc.                                540,298
--------------------------------------------------------------------------------
           37,852  Fremont General Corp.                                953,113
--------------------------------------------------------------------------------
                                                                     18,236,291
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
TOBACCO -- 2.2%
--------------------------------------------------------------------------------
          143,999  Altria Group Inc.                               $  8,798,339
--------------------------------------------------------------------------------
          116,436  Reynolds American Inc.                             9,151,870
--------------------------------------------------------------------------------
                                                                     17,950,209
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
--------------------------------------------------------------------------------
           73,613  Nextel Communications, Inc.(1)                     2,208,390
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $710,576,582)                                                 825,536,291
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.5%

AUTOMOBILES -- 0.3%
--------------------------------------------------------------------------------
           26,552  Ford Motor Company Capital
                   Trust II, 6.50%, 1/15/32                           1,401,680
--------------------------------------------------------------------------------
           31,630  General Motors Corp., Series B,
                   5.25%, 3/6/32                                        729,704
--------------------------------------------------------------------------------
                                                                      2,131,384
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.2%
--------------------------------------------------------------------------------
           11,500  Xerox Corp., 6.25%, 7/1/06                         1,699,815
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,233,386)                                                     3,831,199
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.5%

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 7.50%, 11/15/16, valued
at $4,315,900), in a joint trading account at
1.45%, dated 12/31/04, due 1/3/05 (Delivery
value $4,200,508)
(Cost $4,200,000)                                                     4,200,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $718,009,968)                                                 833,567,490
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                  1,237,280
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $834,804,770
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

DECEMBER 31, 2004
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $718,009,968)             $833,567,490
---------------------------------------------------------
Cash                                                                    503,401
---------------------------------------------------------
Dividends and interest receivable                                     1,238,522
--------------------------------------------------------------------------------
                                                                    835,309,413
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                        13,702
---------------------------------------------------------
Accrued management fees                                                 485,749
---------------------------------------------------------
Distribution fees payable                                                 5,192
--------------------------------------------------------------------------------
                                                                        504,643
--------------------------------------------------------------------------------
NET ASSETS                                                         $834,804,770
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $797,574,723
---------------------------------------------------------
Undistributed net investment income                                  16,290,610
---------------------------------------------------------
Accumulated net realized loss on investment transactions            (94,618,085)
---------------------------------------------------------
Net unrealized appreciation on investments                          115,557,522
--------------------------------------------------------------------------------
                                                                   $834,804,770
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $805,903,933
---------------------------------------------------------
Shares outstanding                                                  110,147,630
---------------------------------------------------------
Net asset value per share                                                 $7.32
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $25,217,689
---------------------------------------------------------
Shares outstanding                                                    3,453,151
---------------------------------------------------------
Net asset value per share                                                 $7.30
--------------------------------------------------------------------------------
CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $3,683,148
---------------------------------------------------------
Shares outstanding                                                      503,393
---------------------------------------------------------
Net asset value per share                                                 $7.32
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------------------------
Dividends                                                           $22,177,303
---------------------------------------------------------
Interest                                                                 22,644
--------------------------------------------------------------------------------
                                                                     22,199,947
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------
Management fees                                                       5,590,527
---------------------------------------------------------
Distribution fees -- Class II                                            52,398
---------------------------------------------------------
Directors' fees and expenses                                             11,828
---------------------------------------------------------
Other expenses                                                            9,255
--------------------------------------------------------------------------------
                                                                      5,664,008
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                16,535,939
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                         86,358,348
---------------------------------------------------------
Change in net unrealized appreciation on investments                 (6,391,055)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                     79,967,293
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $96,503,232
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       2004           2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $ 16,535,939    $ 12,156,233
------------------------------------------
Net realized gain (loss)                             86,358,348     (11,367,334)
------------------------------------------
Change in net unrealized appreciation                (6,391,055)    181,109,271
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                            96,503,232     181,898,170
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------------
  Class I                                           (11,852,776)     (8,491,082)
------------------------------------------
  Class II                                             (215,506)        (31,221)
------------------------------------------
  Class III                                             (31,257)         (2,354)
--------------------------------------------------------------------------------
Decrease in net assets from distributions           (12,099,539)     (8,524,657)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                     (92,422,133)     53,116,710
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                (8,018,440)    226,490,223

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 842,823,210     616,332,987
--------------------------------------------------------------------------------
End of period                                      $834,804,770    $842,823,210
================================================================================

Undistributed net investment income                 $16,290,610     $12,087,839
================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is capital growth through investing in common stocks. Income is a secondary objective. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II, and Class
III. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock
Exchange) that was likely to have changed the value of the security; a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                    (continued)

------
14

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

As of December 31, 2004, the fund has accumulated net realized capital loss carryovers for federal income tax purposes of $25,728,608 and $48,053,160 expiring in 2009 and 2010, respectively, which may be used to offset future taxable gains.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment manager's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment manager that are not in the
American Century family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for the fund is as follows:

--------------------------------------------------------------------------------
                                                              CLASS I, II & III
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $10 billion                                                  0.700%
--------------------------------------------------------------------------------
Over $10 billion                                                   0.650%
--------------------------------------------------------------------------------

The effective annual management fee for each class of the fund for the year ended December 31, 2004 was 0.70%.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets, and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the year ended December 31, 2004, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended December 31, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

                                                                    (continued)

------
15

Notes to Financial Statements

DECEMBER 31, 2004

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 2004, were $598,913,866 and $689,907,682, respectively.

For the year ended December 31, 2004, the fund incurred net realized losses of
$4,773,609 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

As of December 31, 2004, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                    $738,859,077
================================================================================
Gross tax appreciation of investments                              $125,253,518
-------------------------------------------------
Gross tax depreciation of investments                               (30,545,105)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $ 94,708,413
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends received.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                 SHARES            AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

SHARES AUTHORIZED                              300,000,000
================================================================================
Sold                                            18,479,488     $ 124,111,351
----------------------------------------
Issued in reinvestment of distributions          1,763,806        11,852,776
----------------------------------------
Redeemed                                       (35,919,318)     (238,537,648)
--------------------------------------------------------------------------------
Net decrease                                   (15,676,024)    $(102,573,521)
================================================================================
YEAR ENDED DECEMBER 31, 2003

SHARES AUTHORIZED                              300,000,000
================================================================================
Sold                                            39,038,698     $ 219,665,888
----------------------------------------
Issued in reinvestment of distributions          1,833,927         8,491,082
----------------------------------------
Redeemed                                       (34,104,661)     (187,106,334)
--------------------------------------------------------------------------------
Net increase                                     6,767,964     $  41,050,636
================================================================================

                                                                    (continued)

------
16

Notes to Financial Statements

DECEMBER 31, 2004

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                 SHARES            AMOUNT
--------------------------------------------------------------------------------
CLASS II
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

SHARES AUTHORIZED                               50,000,000
================================================================================
Sold                                             1,692,382       $11,373,186
----------------------------------------
Issued in reinvestment of distributions             32,069           215,506
----------------------------------------
Redeemed                                          (462,321)       (3,114,158)
--------------------------------------------------------------------------------
Net increase                                     1,262,130       $ 8,474,534
================================================================================
YEAR ENDED DECEMBER 31, 2003

SHARES AUTHORIZED                              100,000,000
================================================================================
Sold                                             2,061,790       $12,010,012
----------------------------------------
Issued in reinvestment of distributions              6,743            31,221
----------------------------------------
Redeemed                                          (174,961)       (1,021,817)
--------------------------------------------------------------------------------
Net increase                                     1,893,572       $11,019,416
================================================================================
CLASS III
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

SHARES AUTHORIZED                               50,000,000
================================================================================
Sold                                               393,493       $ 2,646,551
----------------------------------------
Issued in reinvestment of distributions              4,651            31,257
----------------------------------------
Redeemed                                          (148,744)       (1,000,954)
--------------------------------------------------------------------------------
Net increase                                       249,400       $ 1,676,854
================================================================================
YEAR ENDED DECEMBER 31, 2003

SHARES AUTHORIZED                              100,000,000
================================================================================
Sold                                               329,364        $1,907,307
----------------------------------------
Issued in reinvestment of distributions                508             2,354
----------------------------------------
Redeemed                                          (148,808)         (863,003)(1)
--------------------------------------------------------------------------------
Net increase                                       181,064        $1,046,658
================================================================================
(1) Net of redemption fees of $3,336.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2004.

6. SUBSEQUENT EVENT

Effective January 1, 2005, American Century Services Corporation's name will change to American Century Services, LLC.

                                                                    (continued)

------
17

Notes to Financial Statements

DECEMBER 31, 2004

7. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $12,099,539 of qualified dividend income for the fiscal year ended December 31, 2004.

For corporate taxpayers, 100.00% of the ordinary income distributions paid during the fiscal year ended December 31, 2004, qualify for the corporate dividends received deduction.

------
18

VP Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                  CLASS I
--------------------------------------------------------------------------------
                             2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $6.57      $5.16      $6.46      $7.11      $8.00
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income       0.14(1)    0.10(1)    0.08(1)    0.06       0.05
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.71       1.38      (1.32)     (0.65)     (0.90)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.85       1.48      (1.24)     (0.59)     (0.85)
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.10)     (0.07)     (0.06)     (0.06)     (0.04)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $7.32      $6.57      $5.16      $6.46      $7.11
================================================================================
  TOTAL RETURN(2)            12.99%     29.35%    (19.37)%    (8.35)%   (10.62)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.70%      0.70%      0.70%      0.70%      0.70%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    2.08%      1.78%      1.32%      1.05%      0.93%
-------------------------
Portfolio Turnover Rate         75%        71%        72%        56%        58%
-------------------------
Net Assets, End of Period
(in thousands)             $805,904   $826,785   $614,424   $701,274   $648,120
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
19

VP Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            CLASS II
--------------------------------------------------------------------------------
                                                   2004       2003      2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $6.56      $5.15      $6.22
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(2)                          0.13       0.09       0.05
------------------------------------------
  Net Realized and Unrealized Gain (Loss)           0.69       1.39      (1.12)
--------------------------------------------------------------------------------
  Total From Investment Operations                  0.82       1.48      (1.07)
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                       (0.08)     (0.07)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $7.30      $6.56      $5.15
================================================================================
  TOTAL RETURN(3)                                  12.57%     29.19%    (17.20)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                               0.95%      0.95%    0.95%(4)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                               1.83%      1.53%    1.42%(4)
------------------------------------------
Portfolio Turnover Rate                               75%        71%      72%(5)
------------------------------------------
Net Assets, End of Period (in thousands)          $25,218    $14,370      $1,533
--------------------------------------------------------------------------------

(1) May 1, 2002 (commencement of sale) through December 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
20

VP Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           CLASS III
--------------------------------------------------------------------------------
                                                   2004       2003      2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $6.57      $5.16      $5.63
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(2)                          0.15       0.11       0.04
------------------------------------------
  Net Realized and Unrealized Gain (Loss)           0.70       1.37      (0.51)
--------------------------------------------------------------------------------
  Total From Investment Operations                  0.85       1.48      (0.47)
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                       (0.10)     (0.07)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $7.32      $6.57      $5.16
================================================================================
  TOTAL RETURN(3)                                  12.99%     29.35%     (8.35)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                               0.70%      0.70%    0.70%(4)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                               2.08%      1.75%    1.63%(4)
------------------------------------------
Portfolio Turnover Rate                               75%        71%      72%(5)
------------------------------------------
Net Assets, End of Period (in thousands)           $3,683     $1,669        $376
--------------------------------------------------------------------------------

(1) June 26, 2002 (commencement of sale) through December 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
21

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
American Century Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VP Income & Growth Fund (the "Fund"), one of the
funds comprising American Century Variable Portfolios, Inc., as of December 31,
2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VP
Income & Growth Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 9, 2005

------
22

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total numbers) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in a similar capacity for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 23
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company, a corporation engaged in the sale of bearings and power transmission products
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

                                                                    (continued)

------
23

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers 40, Inc.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(December 1998 to January 2003)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 45
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 13
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                    (continued)

------
24

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Chairman, American Century Ventures, Inc. (April 2004 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACIM, ACIS and ACSC (September 1985 to
present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
DAVID H. REINMILLER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 3 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACSC and
ACIM (March 2001 to present); Vice President, ACSC (March 2000 to present); Vice
President, ACIM (March 2002 to present); Vice President, ACIS (March 2003 to present); Assistant General Counsel, ACSC (December 1996 to January 2001);
Associate General Counsel, ACSC (July 2001 to present)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-378-9878.

------
25

Share Class Information

Three classes of shares are authorized for sale by the fund: Class I, Class II, and Class III.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

CLASS III shares are sold through insurance company separate accounts. Class III shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares. Class III shares have a 1.00% redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
26

Additional Information

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------
27

Notes

------
28

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0502                     (c)2005 American Century Proprietary Holdings, Inc.
SH-ANN-41907             All rights reserved.

[front cover]

DECEMBER 31, 2004

[photo of market line chart]
[photo of starfish]
[photo of bridge]

American Century Variable Portfolios
Annual Report

VP International Fund

[american century investments logo and text logo]

VP INTERNATIONAL

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP International - Performance

 TOTAL RETURNS AS OF DECEMBER 31, 2004
                                  --------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                         SINCE       INCEPTION
                   1 YEAR     5 YEARS     10 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------
CLASS I            14.92%     -7.66%        7.13%        6.16%        5/1/94
--------------------------------------------------------------------------------
MSCI EAFE INDEX    20.25%     -1.13%        5.62%        5.25%(1)       --
--------------------------------------------------------------------------------
MSCI EAFE
GROWTH INDEX       16.12%     -6.02%        3.10%        2.81%(1)       --
--------------------------------------------------------------------------------
Class II           14.77%         --           --        1.31%       8/15/01
--------------------------------------------------------------------------------
Class III          15.08%         --           --        5.82%        5/2/02
--------------------------------------------------------------------------------
Class IV               --         --           --       13.60%(2)     5/3/04
--------------------------------------------------------------------------------

(1)  Since  4/30/94  the date  nearest  Class I's  inception  for which data are available.

(2) Returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves certain risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
2

VP International - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made December 31, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended December 31
---------------------------------------------------------------------------------------------------------
                   1995    1996    1997     1998     1999      2000     2001     2002     2003     2004
---------------------------------------------------------------------------------------------------------
Class I           12.21%  14.41%  18.63%   18.76%   64.04%   -16.83%  -29.17%  -20.37%   24.51%   14.92%
---------------------------------------------------------------------------------------------------------
MSCI EAFE Index   11.21%   6.05%   1.78%   20.00%   26.96%   -14.17%  -21.44%  -15.94%   38.59%   20.25%
---------------------------------------------------------------------------------------------------------
MSCI EAFE
Growth Index      11.61%   3.19%   1.59%   22.14%   29.57%   -24.50%  -24.57%  -16.01%   31.99%   16.12%
---------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves certain risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

VP International - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE VP INTERNATIONAL INVESTMENT TEAM: HENRIK STRABO, KEITH
CREVELING, AND MICHAEL PERELSTEIN.

VP International gained 14.92%* during the 12 months ended December 31, 2004, while its benchmark, the Morgan Stanley Capital International EAFE Index,
returned 20.25%.

Many of the world's equity markets advanced during the period as the global economy demonstrated its strength and resiliency, especially in the first quarter of 2004. Returns moderated during a subsequent "soft patch" as record-high oil prices and rising interest rates sparked concern about corporate earnings and global economic growth. Violence in Iraq, uncertainty over the U.S.
presidential election and the threat of terrorism also affected markets, but the
EAFE Index and other international equity benchmarks turned up later in the period and continued to rise as the price of oil declined, and the U.S. election ended without the confusion that followed the 2000 vote.

Against that backdrop, all sectors in which we were invested advanced, and each of the portfolio's top-10 holdings at period's end contributed to VP
International's return. Our complement of financial holdings made the greatest contribution to our absolute performance. The movement of the dollar versus other currencies positively impacted the fund's performance.

The financial sector, VP International's biggest stake at the period's end, advanced mostly on the strength of commercial banks, which on average represented the portfolio's heaviest industry weighting.

Austria's Erste Bank, a top-10 holding at the end of the period, topped the list of banks contributing to VP International, and made the largest contribution to the portfolio. Erste Bank, one of Austria's largest lenders, has been expanding into Eastern Europe, and reported a 58% increase in third-quarter earnings on higher sales in Central Europe. Banks from around the world contributed to our return, including Societe Generale in France, the Anglo Irish Bank and Japan's
Sumitomo Mitsui Financial Group. Holdings

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                           % OF                  % OF
                                        NET ASSETS            NET ASSETS
                                           AS OF                 AS OF
                                         12/31/04               6/30/04
--------------------------------------------------------------------------------
Total SA Cl B                             2.8%                  2.5%
--------------------------------------------------------------------------------
BHP Billiton Limited                      2.5%                  1.0%
--------------------------------------------------------------------------------
BP plc                                    2.5%                  1.4%
--------------------------------------------------------------------------------
Novartis AG                               2.1%                  1.9%
--------------------------------------------------------------------------------
Roche Holding AG                          2.1%                  2.5%
--------------------------------------------------------------------------------
Erste Bank der  Oesterreichischen
Sparkassen AG                             2.0%                  1.5%
--------------------------------------------------------------------------------
Tesco plc                                 2.0%                  1.6%
--------------------------------------------------------------------------------
Vodafone Group plc                        1.9%                    --
--------------------------------------------------------------------------------
Telefonica SA                             1.9%                  1.5%
--------------------------------------------------------------------------------
ING Groep N.V.                            1.9%                  0.8%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Class I shares.

(continued)

------
4

VP International - Portfolio Commentary

among commercial banks weren't alone in lifting the portfolio. All but one financial sector industry in which the fund was invested contributed to VP
International.

Our stake in the consumer discretionary and telecommunications services sectors also contributed to the portfolio's return. The telecommunications services sector also registered the period's best relative performance, outperforming
EAFE on the strength of its wireless holdings. America Movil, Latin America's biggest mobile-telephone company, and Mobile Telesystems, a mobile-phone company in Russia, were among the winners.

The energy sector also boosted the portfolio and provided two of our largest positions at the end of the period--France's Total, Europe's largest oil refiner, and the United Kingdom's BP, the world's second-largest publicly traded oil company. BP benefited from high oil prices and increased oil and gas production. Total reported profit climbed 38% in the third quarter of 2004. Both were among the top contributors to the sector's return.

Although all sectors made positive contributions, several slowed our performance against the EAFE Index. Industrials registered the worst performance against the index, due mostly to Switzerland's Adecco, the world's largest provider of temporary workers. Adecco declined after disclosing material weakness in internal controls. We eliminated the position, but it was among the period's top detractors. The health care sector also detracted from relative performance.

OUR COMMITMENT

We remain committed to looking for stocks of growing foreign companies. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------
                                        % OF FUND            % OF FUND
                                       INVESTMENTS          INVESTMENTS
                                          AS OF                AS OF
                                        12/31/04              6/30/04
--------------------------------------------------------------------------------
Japan                                    15.5%                 21.3%
--------------------------------------------------------------------------------
United Kingdom                           14.8%                 15.5%
--------------------------------------------------------------------------------
France                                   12.5%                 12.7%
--------------------------------------------------------------------------------
Germany                                   7.5%                  5.8%
--------------------------------------------------------------------------------
Switzerland                               6.4%                  9.9%
--------------------------------------------------------------------------------
Australia                                 5.0%                  2.7%
--------------------------------------------------------------------------------
Spain                                     3.3%                  5.6%
--------------------------------------------------------------------------------
Netherlands                               2.6%                  1.4%
--------------------------------------------------------------------------------
Italy                                     2.1%                  0.6%
--------------------------------------------------------------------------------
Sweden                                    2.0%                  3.0%
--------------------------------------------------------------------------------
Ireland                                   2.0%                  0.9%
--------------------------------------------------------------------------------
Other Countries                          14.2%                 16.3%
--------------------------------------------------------------------------------
Other(1)                                 12.1%                  4.3%
--------------------------------------------------------------------------------
(1) Includes temporary cash investments and collateral received for securities lending.

TYPES OF INVESTMENTS IN PORTFOLIO

--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        12/31/04               6/30/04
--------------------------------------------------------------------------------
Common Stocks                            87.9%                 95.1%
--------------------------------------------------------------------------------
Preferred Stocks                            --                  0.6%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    87.9%                 95.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               1.5%                  2.0%
--------------------------------------------------------------------------------
Collateral Received for
Securities Lending                       10.6%                  2.3%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------
                                                              EXPENSES PAID
                        BEGINNING             ENDING         DURING PERIOD*     ANNUALIZED
                       ACCOUNT VALUE       ACCOUNT VALUE        7/1/04 -          EXPENSE
                          7/1/04             12/31/04           12/31/04          RATIO*
--------------------------------------------------------------------------------------------
VP INTERNATIONAL
SHAREHOLDER
FEE EXAMPLE
--------------------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------------------
Class I                  $1,000            $1,123.90           $6.67              1.25%
--------------------------------------------------------------------------------------------
Class II                 $1,000            $1,122.30           $7.47              1.40%
--------------------------------------------------------------------------------------------
Class III                $1,000            $1,125.40           $6.68              1.25%
--------------------------------------------------------------------------------------------
Class IV                 $1,000            $1,123.90           $7.47              1.40%
--------------------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------------------
Class I                  $1,000            $1,018.85           $6.34              1.25%
--------------------------------------------------------------------------------------------
Class II                 $1,000            $1,018.10           $7.10              1.40%
--------------------------------------------------------------------------------------------
Class III                $1,000            $1,018.85           $6.34              1.25%
--------------------------------------------------------------------------------------------
Class IV                 $1,000            $1,018.10           $7.10              1.40%
--------------------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
7

VP International - Schedule of Investments

DECEMBER 31, 2004

Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.4%

AUSTRALIA - 5.5%
--------------------------------------------------------------------------------
   1,168,600    Amcor Limited                                     $   6,721,057
---------------------------------------------------------------------------------
   1,495,089    BHP Billiton Limited                                 17,946,376
---------------------------------------------------------------------------------
     337,300    Commonwealth
                Bank of Australia                                     8,472,385
---------------------------------------------------------------------------------
     573,060    QBE Insurance Group Limited                           6,883,239
---------------------------------------------------------------------------------
                                                                     40,023,057
---------------------------------------------------------------------------------
AUSTRIA - 2.0%
---------------------------------------------------------------------------------
     275,998    Erste Bank der
                Oesterreichischen
                Sparkassen AG                                        14,733,644
---------------------------------------------------------------------------------
BELGIUM - 0.6%
---------------------------------------------------------------------------------
      56,900    KBC Bancassurance Holding(1)                          4,366,892
---------------------------------------------------------------------------------
BERMUDA - 1.3%
---------------------------------------------------------------------------------
     279,420    Tyco International Ltd.                               9,986,471
---------------------------------------------------------------------------------
CANADA - 2.0%
---------------------------------------------------------------------------------
     150,114    EnCana Corp.                                          8,562,563
---------------------------------------------------------------------------------
     199,520    Shoppers Drug Mart Corporation(2)                     6,201,151
---------------------------------------------------------------------------------
                                                                     14,763,714
---------------------------------------------------------------------------------
CHANNEL ISLANDS - 0.4%
---------------------------------------------------------------------------------
     101,680    Amdocs Ltd.(2)                                        2,669,100
---------------------------------------------------------------------------------
DENMARK - 0.6%
--------------------------------------------------------------------------------
         500    AP Moller - Maersk AS                                 4,128,080
---------------------------------------------------------------------------------
FINLAND - 0.7%
---------------------------------------------------------------------------------
     318,310    Stora Enso Oyj                                        4,872,882
---------------------------------------------------------------------------------
FRANCE - 14.0%
---------------------------------------------------------------------------------
     237,220    Arcelor                                               5,468,206
---------------------------------------------------------------------------------
     470,715    Axa                                                  11,624,214
---------------------------------------------------------------------------------
     225,031    Credit Agricole SA(1)                                 6,785,893
---------------------------------------------------------------------------------
      62,840    Essilor International SA
                Cie Generale D'Optique                                4,920,930
---------------------------------------------------------------------------------
      91,640    Lafarge SA                                            8,838,022
---------------------------------------------------------------------------------
      49,010    Pernod-Ricard SA(1)                                   7,502,747
---------------------------------------------------------------------------------
     102,840    Schneider SA(1)                                       7,152,267
---------------------------------------------------------------------------------
      70,820    Societe Generale Cl A(1)                              7,161,967
---------------------------------------------------------------------------------
      93,200    Total SA Cl B(1)                                     20,344,333
---------------------------------------------------------------------------------
      71,900    Vinci SA(1)                                           9,649,338
---------------------------------------------------------------------------------
     353,910    Vivendi Universal SA(2)                              11,292,433
---------------------------------------------------------------------------------
                                                                    100,740,350
---------------------------------------------------------------------------------
GERMANY - 8.3%
--------------------------------------------------------------------------------
      26,100    Adidas-Salomon AG                                     4,210,036
---------------------------------------------------------------------------------
      93,770    BASF AG                                               6,750,741
---------------------------------------------------------------------------------
     128,400    Continental AG                                        8,150,279
---------------------------------------------------------------------------------
     204,370    Deutsche Telekom(2)                                   4,622,140
---------------------------------------------------------------------------------
      81,670    E.On AG                                               7,439,398
---------------------------------------------------------------------------------
      53,230    Fresenius Medical Care AG                             4,281,177
---------------------------------------------------------------------------------
     111,350    Metro AG                                              6,124,205
---------------------------------------------------------------------------------

Shares                                                                 Value
---------------------------------------------------------------------------------
      25,270    Puma AG Rudolf Dassler Sport                      $   6,944,050
---------------------------------------------------------------------------------
      65,860    SAP AG                                               11,755,166
---------------------------------------------------------------------------------
                                                                     60,277,192
---------------------------------------------------------------------------------
GREECE - 1.6%
---------------------------------------------------------------------------------
      194,182    Alpha Bank A.E.                                      6,768,264
---------------------------------------------------------------------------------
      184,150    Greek Organization of
                 Football Prognostics SA                              5,092,854
---------------------------------------------------------------------------------
                                                                     11,861,118
---------------------------------------------------------------------------------
HONG KONG - 1.2%
---------------------------------------------------------------------------------
     1,160,000    Cathay Pacific Airways Ltd.                         2,193,889
---------------------------------------------------------------------------------
     1,058,000    Esprit Holdings Limited                             6,397,684
---------------------------------------------------------------------------------
                                                                      8,591,573
---------------------------------------------------------------------------------
INDIA - 0.9%
---------------------------------------------------------------------------------
       222,120    Tata Consultancy Services Ltd.                      6,858,757
---------------------------------------------------------------------------------
IRELAND - 2.2%
---------------------------------------------------------------------------------
       391,460    Anglo Irish Bank Corporation                        9,518,140
---------------------------------------------------------------------------------
       380,200    Bank of Ireland                                     6,285,132
---------------------------------------------------------------------------------
                                                                     15,803,272
---------------------------------------------------------------------------------
ITALY - 2.4%
---------------------------------------------------------------------------------
       352,940    ENI SpA                                             8,830,844
---------------------------------------------------------------------------------
     2,915,908    Terna SpA(1)                                        8,357,338
---------------------------------------------------------------------------------
                                                                     17,188,182
---------------------------------------------------------------------------------
JAPAN - 17.4%
---------------------------------------------------------------------------------
        24,400    Aeon Credit Service Co. Ltd.                        1,818,441
---------------------------------------------------------------------------------
        51,100    Aiful Corp.                                         5,625,093
---------------------------------------------------------------------------------
     1,109,000    Bank of Yokohama Ltd. (The)                         6,997,597
---------------------------------------------------------------------------------
       350,596    Chugai Pharmaceutical
                  Co. Ltd.(1)                                         5,801,032
---------------------------------------------------------------------------------
       198,000    Daikin Industries Ltd.                              5,724,555
---------------------------------------------------------------------------------
        41,500    Fast Retailing
                  Company Limited                                     3,161,750
---------------------------------------------------------------------------------
        92,800    Hoya Corp.                                         10,487,362
---------------------------------------------------------------------------------
       599,000    Komatsu Ltd.                                        4,194,989
---------------------------------------------------------------------------------
       277,000    Matsushita Electric
                  Industrial Co., Ltd.                                4,399,316
---------------------------------------------------------------------------------
           730    Mitsubishi Tokyo
                  Financial Group, Inc.                               7,415,508
---------------------------------------------------------------------------------
       419,000    Mitsui & Co. Ltd.                                   3,761,096
---------------------------------------------------------------------------------
        30,200    Nintendo Co., Ltd.                                  3,796,386
---------------------------------------------------------------------------------
       103,400    Omron Corp.                                         2,469,359
---------------------------------------------------------------------------------
        86,900    ORIX Corporation                                   11,815,277
---------------------------------------------------------------------------------
         2,340    Rakuten Inc.-new shares(2)                          2,674,155
---------------------------------------------------------------------------------
           260    Rakuten Inc.(1)                                       297,128
---------------------------------------------------------------------------------
       209,000    Sharp Corp.(1)                                      3,415,286
---------------------------------------------------------------------------------
        87,000    Shin-Etsu Chemical Co., Ltd.                        3,569,056
---------------------------------------------------------------------------------
       473,000    Sumitomo Metal
                  Mining Co. Ltd.                                     3,381,871
---------------------------------------------------------------------------------
           760    Sumitomo Mitsui
                  Financial Group Inc.(1)                             5,530,377
---------------------------------------------------------------------------------
     1,371,000    Toray Industries Inc.                               6,427,819
---------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

VP International - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                 Value
---------------------------------------------------------------------------------
       329,000    Toto Ltd.                                      $    3,142,821
---------------------------------------------------------------------------------
       256,600    Toyota Motor Corp.                                 10,451,475
---------------------------------------------------------------------------------
        70,000    Trend Micro Inc.(1)                                 3,781,012
---------------------------------------------------------------------------------
       121,000    Yamada Denki Co Ltd.                                5,188,416
---------------------------------------------------------------------------------
                                                                    125,327,177
---------------------------------------------------------------------------------
MEXICO - 1.4%
---------------------------------------------------------------------------------
       187,140    America Movil SA de CV
                  Series L ADR(1)                                     9,796,779
---------------------------------------------------------------------------------
MULTI-NATIONAL - 0.5%
---------------------------------------------------------------------------------
        20,350    iShares MSCI EAFE
                  Index Fund                                          3,257,104
---------------------------------------------------------------------------------
NETHERLANDS - 2.9%
---------------------------------------------------------------------------------
       449,480    ING Groep N.V.                                     13,590,869
---------------------------------------------------------------------------------
       208,810    Royal Numico N.V.(2)                                7,524,891
---------------------------------------------------------------------------------
                                                                     21,115,760
---------------------------------------------------------------------------------
NORWAY - 1.4%
---------------------------------------------------------------------------------
       515,330    DNB NOR ASA                                         5,075,114
---------------------------------------------------------------------------------
       574,460    Telenor ASA                                         5,207,687
---------------------------------------------------------------------------------
                                                                     10,282,801
---------------------------------------------------------------------------------
RUSSIAN FEDERATION - 0.5%
---------------------------------------------------------------------------------
        26,589    Mobile Telesystems ADR(1)                           3,682,842
---------------------------------------------------------------------------------
SOUTH KOREA - 0.7%
---------------------------------------------------------------------------------
        99,360    Hyundai Motor Co. Ltd.(2)                           5,335,733
---------------------------------------------------------------------------------
SPAIN - 3.7%
---------------------------------------------------------------------------------
       262,315    ACS, Actividades de
                  Construccion y Servicios, SA(1)                     5,986,102
--------------------------------------------------------------------------------
       135,810    Grupo Ferrovial SA(1)                               7,253,656
---------------------------------------------------------------------------------
       724,620    Telefonica SA                                      13,642,226
---------------------------------------------------------------------------------
                                                                     26,881,984
---------------------------------------------------------------------------------
SWEDEN - 2.3%
---------------------------------------------------------------------------------
        91,210    Autoliv Inc. SDR                                    4,368,585
---------------------------------------------------------------------------------
     1,585,600    Telefonaktiebolaget LM
                  Ericsson B Shares(1)(2)                             5,062,915
---------------------------------------------------------------------------------
       178,120    Volvo AB Cl B                                       7,069,106
---------------------------------------------------------------------------------
                                                                     16,500,606
---------------------------------------------------------------------------------
SWITZERLAND - 7.2%
---------------------------------------------------------------------------------
       157,320    Compagnie Financiere
                  Richemont AG A Shares                               5,229,722
---------------------------------------------------------------------------------
       297,740    Novartis AG                                        14,983,754
---------------------------------------------------------------------------------
       128,926    Roche Holding AG                                   14,822,074
---------------------------------------------------------------------------------
        45,720    Synthes, Inc.                                       5,119,708
---------------------------------------------------------------------------------
       140,366    UBS AG                                             11,754,697
---------------------------------------------------------------------------------
                                                                     51,909,955
---------------------------------------------------------------------------------

Shares                                                                 Value
---------------------------------------------------------------------------------
UNITED KINGDOM - 16.7%
---------------------------------------------------------------------------------
     1,830,620    BP plc                                         $   17,846,766
---------------------------------------------------------------------------------
       452,210    HSBC Holdings plc                                   7,628,280
---------------------------------------------------------------------------------
     4,270,710    Legal & General Group plc                           9,015,512
---------------------------------------------------------------------------------
       288,760    Next plc                                            9,143,629
---------------------------------------------------------------------------------
       541,150    Pearson plc                                         6,527,104
---------------------------------------------------------------------------------
       403,422    Reckitt Benckiser plc                              12,186,021
---------------------------------------------------------------------------------
       344,639    Royal Bank of
                  Scotland Group plc                                 11,587,670
---------------------------------------------------------------------------------
       764,060    Smith & Nephew plc                                  7,815,419
---------------------------------------------------------------------------------
     2,353,900    Tesco plc                                          14,534,636
---------------------------------------------------------------------------------
     5,056,590    Vodafone Group plc                                 13,707,044
---------------------------------------------------------------------------------
     1,317,430    William Morrison
                  Supermarkets plc                                    5,233,539
---------------------------------------------------------------------------------
       240,730    Wolseley plc                                        4,497,424
---------------------------------------------------------------------------------
                                                                    119,723,044
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $550,281,204)                                                 710,678,069
---------------------------------------------------------------------------------

 TEMPORARY CASH INVESTMENTS - 1.6%

Repurchase Agreement, Goldman
Sachs & Co., (collateralized by various
U.S. Treasury obligations, 7.13% - 7.25%,
8/15/22 - 2/15/23, valued at $12,036,105),
in a joint trading account at 1.47%, dated
12/31/04, due 1/3/05 (Delivery value $11,801,446)
(Cost $11,800,000)                                                   11,800,000
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) - 11.9%

Repurchase Agreement, Barclays
Bank plc, (collateralized by various
U.S. Government Agency obligations),
2.30%, dated 12/31/04, due 1/3/05
(Delivery value $5,584,867)                                           5,583,797
--------------------------------------------------------------------------------

Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations), 2.25%, dated 12/31/04,
due 1/3/05 (Delivery value $80,015,000)                              80,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $85,583,797)                                                   85,583,797
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 111.9%
(Cost $647,665,001)                                                 808,061,866
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES - (11.9)%                                          (85,656,255)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                          $722,405,611
================================================================================

See Notes to Financial Statements.                                  (continued)

------
9

VP International - Schedule of Investments

DECEMBER 31, 2004

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

Financials                                                                25.9%
--------------------------------------------------------------------------------
Consumer Discretionary                                                    13.7%
--------------------------------------------------------------------------------
Industrials                                                               10.8%
--------------------------------------------------------------------------------
Materials                                                                  8.9%
--------------------------------------------------------------------------------
Consumer Staples                                                           8.2%
--------------------------------------------------------------------------------
Health Care                                                                8.0%
--------------------------------------------------------------------------------
Energy                                                                     7.7%
--------------------------------------------------------------------------------
Telecommunication Services                                                 7.0%
--------------------------------------------------------------------------------
Information Technology                                                     5.5%
--------------------------------------------------------------------------------
Utilities                                                                  2.2%
--------------------------------------------------------------------------------
Diversified                                                                0.5%
--------------------------------------------------------------------------------
Cash and Equivalents*                                                      1.6%
--------------------------------------------------------------------------------

*Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

SDR= Swedish Depositary Receipt

(1) Security, or a portion thereof, was on loan as of December 31, 2004.

(2) Non-income producing.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

DECEMBER 31, 2004

ASSETS
Investment securities, at value
(cost of $562,081,204) - including $81,959,070
of securities on loan                                              $722,478,069
----------------------------------------------------------------
Investments made with cash collateral
received for securities on loan, at value
(cost of $85,583,797)                                                85,583,797
--------------------------------------------------------------------------------
Total investment securities, at value (cost of $647,665,001)        808,061,866
----------------------------------------------------------------
Cash                                                                    201,766
----------------------------------------------------------------
Foreign currency holdings, at value (cost of $13,248)                    13,746
----------------------------------------------------------------
Dividends and interest receivable                                     1,215,514
--------------------------------------------------------------------------------
                                                                    809,492,892
--------------------------------------------------------------------------------

LIABILITIES
Payable for collateral received for securities on loan               85,583,797
----------------------------------------------------------------
Payable for investments purchased                                       758,834
----------------------------------------------------------------
Accrued management fees                                                 726,865
----------------------------------------------------------------
Distribution fees payable                                                17,785
--------------------------------------------------------------------------------
                                                                     87,087,281
--------------------------------------------------------------------------------

NET ASSETS                                                         $722,405,611
================================================================================
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                            $790,066,747
----------------------------------------------------------------
Undistributed net investment income                                   4,177,630
----------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                 (232,334,342)
----------------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and
liabilities in foreign currencies                                   160,495,576
--------------------------------------------------------------------------------
                                                                   $722,405,611
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $537,981,507
----------------------------------------------------------------
Shares outstanding                                                   73,147,126
----------------------------------------------------------------
Net asset value per share                                                 $7.35
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $81,772,737
----------------------------------------------------------------
Shares outstanding                                                   11,137,810
----------------------------------------------------------------
Net asset value per share                                                 $7.34
--------------------------------------------------------------------------------
CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $96,357,856
----------------------------------------------------------------
Shares outstanding                                                   13,100,803
----------------------------------------------------------------
Net asset value per share                                                 $7.36
--------------------------------------------------------------------------------
CLASS IV, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $6,293,511
----------------------------------------------------------------
Shares outstanding                                                      856,593
----------------------------------------------------------------
Net asset value per share                                                 $7.35
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME

INCOME:
--------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $1,315,408)             $11,911,728
----------------------------------------------------------------
Securities lending                                                      153,186
----------------------------------------------------------------
Interest                                                                134,361
--------------------------------------------------------------------------------
                                                                     12,199,275
--------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------
Management fees                                                       8,241,642
----------------------------------------------------------------
Distribution fees:
----------------------------------------------------------------
 Class II                                                               151,617
----------------------------------------------------------------
 Class IV                                                                 5,112
----------------------------------------------------------------
Directors' fees and expenses                                             10,273
----------------------------------------------------------------
Other expenses                                                           12,323
--------------------------------------------------------------------------------
                                                                      8,420,967
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 3,778,308
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
NET REALIZED GAIN ON:
----------------------------------------------------------------
Investment transactions                                              28,654,891
----------------------------------------------------------------
Foreign currency transactions                                        27,373,620
--------------------------------------------------------------------------------
                                                                     56,028,511
--------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED APPRECIATION ON:
--------------------------------------------------------------------
Investments                                                          20,931,589
--------------------------------------------------------------------
Translation of assets and liabilities in foreign currencies          13,579,539
--------------------------------------------------------------------------------
                                                                     34,511,128
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                     90,539,639
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $94,317,947
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS                               2004              2003

OPERATIONS
Net investment income                          $   3,778,308       $ 3,662,930
---------------------------------------------
Net realized gain                                 56,028,511        17,225,030
---------------------------------------------
Change in net unrealized appreciation             34,511,128       109,332,753
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                         94,317,947       130,220,713
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------
From net investment income:
---------------------------------------------
  Class I                                         (2,808,477)       (3,389,586)
---------------------------------------------
  Class II                                          (206,183)         (118,284)
---------------------------------------------
  Class III                                         (507,997)         (455,808)
--------------------------------------------------------------------------------
Decrease in net assets from distributions         (3,522,657)       (3,963,678)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS

Net decrease in net assets from
capital share transactions                        (8,892,676)       (3,989,218)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                         81,902,614      122,267,817

NET ASSETS
Beginning of period                               640,502,997      518,235,180
--------------------------------------------------------------------------------
End of period                                    $722,405,611     $640,502,997
================================================================================

Undistributed net investment income                $4,177,630       $3,197,442
================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP International Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the
1940 Act. The fund's investment objective is to seek capital growth. The fund pursues its investment objective by investing primarily in stocks of growing foreign companies that are considered by management to have a better-than-average chance to increase in value over time. The fund will invest primarily in securities of issuers located in developed markets. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II, Class III and Class IV shares. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of Class IV shares commenced on May 3, 2004.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

(continued)

------
14

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2004, the fund has accumulated net realized capital loss carryovers for federal income tax purposes of $109,692,685, $120,156,269, and
$581,896 expiring in 2009, 2010, and 2011, respectively, which may be used to offset future taxable gains.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
15

Notes to Financial Statements

DECEMBER 31, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment manager's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment manager that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:

                                          CLASS I & III      CLASS II & IV
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $250 million                           1.50%              1.40%
--------------------------------------------------------------------------------
Next $250 million                            1.20%              1.10%
--------------------------------------------------------------------------------
Over $500 million                            1.10%              1.00%
--------------------------------------------------------------------------------

The effective annual management fee for each class of the fund for the year ended December 31, 2004 was 1.27% for Class I and Class III and 1.17% for Class
II and Class IV.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan for Class II and a separate Master Distribution Plan for Class IV
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that Class II and Class IV will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the year December 31, 2004, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended December 31, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

(continued)

------
16

Notes to Financial Statements

DECEMBER 31, 2004

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 2004, were $772,189,657 and $785,612,874, respectively.

As of December 31, 2004, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $653,684,086
================================================================================
Gross tax appreciation of investments                             $155,179,478
---------------------------------------------------------------
Gross tax depreciation of investments                                (801,698)
--------------------------------------------------------------------------------
Net tax appreciation of investments                               $154,377,780
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investments companies.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                 SHARES               AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                              300,000,000
================================================================================
Sold                                            12,710,007        $ 83,853,061
-------------------------------------------
Issued in reinvestment
of distributions                                   419,176           2,808,477
-------------------------------------------
Redeemed                                      (19,755,697)       (130,404,844)
--------------------------------------------------------------------------------
Net decrease                                   (6,626,514)       $(43,743,306)
================================================================================
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                              300,000,000
================================================================================
Sold                                            97,580,666
$507,203,571
-------------------------------------------
Issued in reinvestment
of distributions                                   743,330          3,389,586
-------------------------------------------
Redeemed                                      (104,808,467)      (548,534,041)
--------------------------------------------------------------------------------
Net decrease                                    (6,484,471)     $ (37,940,884)
================================================================================

(continued)

------
17

Notes to Financial Statements

DECEMBER 31, 2004

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                             SHARES                 AMOUNT
--------------------------------------------------------------------------------
CLASS II
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                           50,000,000
================================================================================
Sold                                         6,289,131           $41,603,464
------------------------------------------
Issued in reinvestment
of distributions                                30,820               206,183
------------------------------------------
Redeemed                                   (2,125,494)           (14,115,645)
--------------------------------------------------------------------------------
Net increase                                 4,194,457            $27,694,002
================================================================================
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                          100,000,000
================================================================================
Sold                                        29,540,009           $165,277,927
------------------------------------------
Issued in reinvestment
of distributions                                25,939                118,284
------------------------------------------
Redeemed                                   (25,838,736)         (146,489,574)
--------------------------------------------------------------------------------
Net increase                                  3,727,212          $ 18,906,637
================================================================================
CLASS III
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                            50,000,000
================================================================================
Sold                                          2,815,957           $18,801,606
------------------------------------------
Issued in reinvestment
of distributions                                 75,820               507,997
------------------------------------------
Redeemed                                     (2,722,794)         (17,762,000)(1)
--------------------------------------------------------------------------------
Net increase                                     168,983          $ 1,547,603
================================================================================
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                            100,000,000
================================================================================
Sold                                           5,841,698          $30,862,688
------------------------------------------
Issued in reinvestment
of distributions                                  99,958              455,808
------------------------------------------
Redeemed                                     (3,094,841)         (16,273,467)(2)
--------------------------------------------------------------------------------
Net increase                                   2,846,815          $15,045,029
================================================================================
CLASS IV
--------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2004(3)
SHARES AUTHORIZED                             50,000,000
================================================================================
Sold                                             883,482           $5,790,617
------------------------------------------
Redeemed                                        (26,889)             (181,592)(4)
--------------------------------------------------------------------------------
Net increase                                     856,593           $5,609,025
================================================================================

(1) Net of redemption fees of $67,941.

(2) Net of redemption fees of $22,730.

(3) May 3, 2004 (commencement of sale) through December 31, 2004.

(4) Net of redemption fees of $176.

(continued)

------
18

Notes to Financial Statements

DECEMBER 31, 2004

5. SECURITIES LENDING

As of December 31, 2004, securities in the fund valued at $81,959,070 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $85,583,797. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2004.

7. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

8. SUBSEQUENT EVENT

Effective January 1, 2005, American Century Global Investment Management, Inc.
(ACGIM) will replace ACIM as the investment manager of the fund. ACGIM has entered into a Subadvisory Agreement with ACIM who will serve as the subadvisor for the cash management of the fund. All existing resources and investment strategies will remain in place. The change of investment manager is a result of the corporate restructuring of ACIM. In addition, American Century Services
Corporation's name will change to American Century Services, LLC.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $3,522,657 of qualified dividend income for the fiscal year ended December 31, 2004.

For corporate taxpayers, 0.01% of the ordinary income distributions paid during the fiscal year ended December 31, 2004, qualify for the corporate dividends received deduction.

As of December 31, 2004, the fund designates $1,261,143 as a foreign tax credit, which represents taxes paid on income derived from sources within foreign countries or possessions of the United States.

------
19

VP International - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31
--------------------------------------------------------------------------------------
                                                     CLASS I
--------------------------------------------------------------------------------------
                               2004        2003      2002        2001         2000
PER-SHARE DATA
Net Asset Value,
Beginning of Period            $6.43       $5.21     $6.59      $10.23       $12.50
--------------------------------------------------------------------------------------
Income From
Investment
Operations
---------------------------
  Net Investment
  Income (Loss)                 0.04(1)     0.04(1)   0.05(1)     0.02(1)     (0.02)
---------------------------
  Net Realized and
  Unrealized
  Gain (Loss)                   0.92        1.22      (1.38)      (2.82)      (2.02)
--------------------------------------------------------------------------------------
  Total From
  Investment
  Operations                    0.96        1.26      (1.33)      (2.80)      (2.04)
--------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income            (0.04)      (0.04)     (0.05)      (0.01)      (0.01)
---------------------------
  From Net
  Realized Gains                  --          --         --       (0.83)      (0.22)
--------------------------------------------------------------------------------------
  Total Distributions          (0.04)      (0.04)     (0.05)      (0.84)      (0.23)
--------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $7.35       $6.43      $5.21       $6.59      $10.23
======================================================================================
  TOTAL RETURN(2)              14.92%      24.51%    (20.37)%    (29.17)%    (16.83)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets              1.27%       1.34%       1.31%       1.26%       1.23%
---------------------------
Ratio of Net
Investment Income (Loss)
to Average Net Assets           0.59%       0.67%       0.77%       0.33%     (0.14)%
---------------------------
Portfolio
Turnover Rate                    120%        185%        247%        210%        128%
---------------------------
Net Assets,
End of Period
(in thousands)               $537,982    $512,814    $449,026    $688,639    $924,789
--------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net assets values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
20

VP International - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
------------------------------------------------------------------------------------
                                               CLASS II
------------------------------------------------------------------------------------
                           2004           2003           2002          2001(1)
PER-SHARE DATA
Net Asset Value,
Beginning of Period       $6.42          $5.20          $6.59           $7.15
------------------------------------------------------------------------------------
Income From
Investment
Operations
------------------------
  Net Investment
  Income (Loss)(2)         0.02           0.01           0.03          (0.02)
------------------------
  Net Realized and
  Unrealized
  Gain (Loss)              0.93           1.24          (1.38)         (0.54)
------------------------------------------------------------------------------------
  Total From
  Investment
  Operations               0.95           1.25          (1.35)         (0.56)
------------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income       (0.03)         (0.03)         (0.04)            --
------------------------------------------------------------------------------------
Net Asset Value,
End of Period             $7.34          $6.42          $5.20           $6.59
====================================================================================
  TOTAL RETURN(3)         14.77%         24.36%        (20.57)%         (7.83)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to Average
Net Assets                 1.42%          1.49%           1.47%           1.44%(4)
------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets         0.44%          0.52%           0.61%         (0.82)%(4)
------------------------
Portfolio
Turnover Rate               120%           185%            247%            210%(5)
------------------------
Net Assets,
End of Period
(in thousands)           $81,773        $44,556         $16,711          $3,868
------------------------------------------------------------------------------------

(1) August 15, 2001 (commencement of sale) through December 31, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than on year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

------
21

VP International - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted
--------------------------------------------------------------------------------
                                                    CLASS III
--------------------------------------------------------------------------------
                                        2004          2003          2002(1)
PER-SHARE DATA
Net Asset Value,
Beginning of Period                    $6.43          $5.21           $6.42
--------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------------
  Net Investment Income(2)              0.04           0.04            0.01
--------------------------------------------------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                0.93           1.22           (1.22)
--------------------------------------------------------------------------------
  Total From
  Investment Operations                 0.97           1.26           (1.21)
--------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net
  Investment Income                    (0.04)         (0.04)             --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                          $7.36          $6.43           $5.21
================================================================================
  TOTAL RETURN(3)                      15.08%         24.51%         (18.85)%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to Average Net Assets          1.27%          1.34%            1.33%(4)
-----------------------------------
Ratio of Net Investment
Income to Average Net Assets            0.59%          0.67%            0.22%(4)
-----------------------------------
Portfolio Turnover Rate                  120%           185%             247%(5)
-----------------------------------
Net Assets, End of Period
(in thousands)                        $96,358        $83,133          $52,498
--------------------------------------------------------------------------------

(1) May 2, 2002 (commencement of sale) through December 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
22

VP International - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                      CLASS IV
--------------------------------------------------------------------------------
                                                                       2004(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period                                  $6.47
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
 Net Investment Loss(2)                                                 --(3)
-----------------------------------------------------------------
 Net Realized and Unrealized Gain                                      0.88
--------------------------------------------------------------------------------
 Total From Investment Operations                                      0.88
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $7.35
================================================================================
 TOTAL RETURN(4)                                                      13.60%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets                      1.42%(5)
-----------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                    (0.01)%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                  120%(6)
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $6,294
--------------------------------------------------------------------------------

(1) May 3, 2004 (commencement of sale) through December 31, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2004.

See Notes to Financial Statements.

------
23

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders American Century Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VP International Fund (the "Fund"), one of the
funds comprising American Century Variable Portfolios, Inc., as of December 31,
2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VP
International Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 9, 2005

------
24

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total numbers) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in a similar capacity for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

 INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------

THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 23

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company, a corporation engaged in the sale of bearings and power transmission products

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------

D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

(continued)

------
25

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------

DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------

GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers 40, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------

M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(December 1998 to January 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------

TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------

JAMES E. STOWERS, JR.,(1) 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 45

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

JAMES E. STOWERS III,(1) 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 13

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

(continued)

------
26

Management

OFFICERS
--------------------------------------------------------------------------------

WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------

ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Chairman, American Century Ventures, Inc. (April 2004 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACIM, ACIS and ACSC (September 1985 to
present)
--------------------------------------------------------------------------------

DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------

DAVID H. REINMILLER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer

LENGTH OF TIME SERVED (YEARS): 3 and less than 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACSC and
ACIM (March 2001 to present); Vice President, ACSC (March 2000 to present); Vice
President, ACIM (March 2002 to present); Vice President, ACIS (March 2003 to present); Assistant General Counsel, ACSC (December 1996 to January 2001);
Associate General Counsel, ACSC (July 2001 to present)
--------------------------------------------------------------------------------

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-378-9878.

------
27

Share Class Information

Four classes of shares are authorized for sale by the portfolio: Class I, Class
II, Class III, and Class IV.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

CLASS III shares are sold through insurance company separate accounts. Class III shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares. Class III shares have a 1.00% redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

CLASS IV shares are sold through insurance company separate accounts. Class IV shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class IV shares are purchased. Class IV shares also have a 1.00%
redemption fee for shares that are redeemed or exchanged within 60 days of purchase. The total expense ratio of Class IV shares is higher than the total expense ratio of Class I shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------
28

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE(reg.tm) (Europe, Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EAFE(reg.tm) GROWTH INDEX is a capitalization weighted index that monitors the performance of growth stocks from Europe, Australasia, and the Far
East.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------
29

Notes

------
30

Notes

------
31

Notes

------
32

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

0502
SH-ANN-41909     (c)2005 American Century Proprietary Holdings,
                 Inc. All rights reserved.

DECEMBER 31, 2004

American Century Variable Portfolios
Annual Report

[photo of market line chart]
[photo of starfish]
[photo of bridge]

VP Large Company Value Fund

[american century investments logo and text logo]

VP LARGE COMPANY VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Large Company Value - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                          SINCE                 INCEPTION
                                       INCEPTION(1)                DATE
-------------------------------------------------------------------------------
CLASS II                                  8.52%                  10/29/04
-------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX                  8.57%                     --
-------------------------------------------------------------------------------
S&P 500 INDEX                             7.59%                     --
-------------------------------------------------------------------------------
Class I                                   2.29%                   12/1/04
-------------------------------------------------------------------------------

(1) Returns for less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

VP Large Company Value - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE VP LARGE COMPANY VALUE INVESTMENT TEAM: BRENDAN HEALY,
CHUCK RITTER, AND MARK MALLON.

VP Large Company Value, which launched on October 29, 2004, gained 8.52%* by the end of its fiscal year on December 31, 2004. During the same time period, its benchmark, the Russell 1000 Value Index, gained 8.57%.

Equities recorded solid gains in the final two months of 2004 as numerous headwinds eased. The stock market gained strength both from the resolution of the presidential election and from falling oil prices, which registered a double-digit slide off record highs. These factors, alongside rising consumer confidence and increased merger and acquisition activity, helped the S&P 500
Index, the Dow Jones Industrial Average, and the Nasdaq Composite Index climb to their highest levels in more than three years. Against that backdrop, VP Large
Company Value received positive absolute contributions from each of the sectors in which it was invested.

FINANCIALS: THE TOP CONTRIBUTORS

Investments in the financial sector, on average our largest single stake, topped the list of contributors during the period. Our insurance holdings made the greatest strides, followed by thrifts & mortgage finance companies. We found success in these areas--each of our holdings contributed--and the latter group yielded the portfolio's top-contributing stock. During the period, Freddie Mac benefited from strengthening employment and favorable interest rates that supported a vigorous housing market. Citigroup Inc., a diversified financial services firm, was another noteworthy name from the financial sector and the second-best contributor overall.

SUCCESS IN CONSUMER, HEALTH CARE STOCKS

The economically sensitive companies of the consumer discretionary sector also significantly bolstered performance amid a healthy pace of economic expansion.
Multiline retailers were the strongest performers, led by Sears Roebuck & Co., which gained following the announcement of its merger with

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                                                % OF
                                                             NET ASSETS
                                                                AS OF
                                                              12/31/04
--------------------------------------------------------------------------------
Citigroup Inc.                                                  4.5%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                               4.1%
--------------------------------------------------------------------------------
Freddie Mac                                                     3.7%
--------------------------------------------------------------------------------
Bank of America Corp.                                           3.3%
--------------------------------------------------------------------------------
Royal Dutch Petroleum Co.
New York Shares                                                 2.6%
--------------------------------------------------------------------------------
Wells Fargo & Co.                                               2.1%
--------------------------------------------------------------------------------
Standard & Poor's 500
Depositary Receipt                                              2.0%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                             1.9%
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                         1.8%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                             1.7%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Class II shares.

                                                                     (continued)

------
3

VP Large Company Value - Portfolio Commentary

Kmart. We subsequently eliminated the position. Elsewhere in the sector, media giant Time Warner Inc. was another success. In November, the company reported increased revenues from all of its business segments.

Our complement of holdings in the consumer staples and the health care sectors, which include companies that provide goods and services that are always in demand, represented additional sources of strength. Food and tobacco conglomerate Altria Group Inc. provided lift, as did diversified health care companies Abbott Laboratories and Johnson & Johnson.

MINOR SETBACKS

Despite positive contributions overall from each of our sector positions, there were individual setbacks along the way, and some of our investments retreated in this otherwise upbeat environment. In the metals and mining industry, aluminum giant Alcoa declined late in the period following a series of analyst downgrades that warned of potential earnings shortfalls related to the effects of a weak dollar, high energy costs and sluggish demand from the auto and building materials markets. National City Corp., from the commercial banks industry, was another that fell short.

TOP FIVE INDUSTRIES
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                                                % OF
                                                             NET ASSETS
                                                                AS OF
                                                              12/31/04
--------------------------------------------------------------------------------
Commerical Banks                                               10.6%
--------------------------------------------------------------------------------
Oil & Gas                                                       9.9%
--------------------------------------------------------------------------------
Diversified Financial Services                                  6.2%
--------------------------------------------------------------------------------
Insurance                                                       6.1%
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance                                      5.6%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                             % OF FUND
                                                            INVESTMENTS
                                                               AS OF
                                                             12/31/04
--------------------------------------------------------------------------------
Common Stocks                                                 100.0%
--------------------------------------------------------------------------------

OUR COMMITMENT

We will continue to follow our investment discipline of searching for large, fundamentally sound businesses that, because of transitory issues, are selling at prices we believe are below fair market value.

------
4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
5

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                  EXPENSES PAID
                 BEGINNING           ENDING      DURING PERIOD(1)    ANNUALIZED
                ACCOUNT VALUE     ACCOUNT VALUE      7/1/04 -         EXPENSE
                   7/1/04           12/31/04         12/31/04         RATIO(1)
--------------------------------------------------------------------------------
VP LARGE COMPANY VALUE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Class I            $1,000         $1,022.90(2)       $0.75(3)          0.90%
--------------------------------------------------------------------------------
Class II           $1,000         $1,085.20(2)       $1.88(4)          1.05%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Class I            $1,000         $1,020.61(5)       $4.57(5)          0.90%
--------------------------------------------------------------------------------
Class II           $1,000         $1,019.86(5)       $5.33(5)          1.05%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2) Ending account values based on actual returns from December 1, 2004
    (commencement of sale) and October 29, 2004 (fund inception) for Class I and
    Class II, respectively, through December 31, 2004.

(3) Expenses are equal to Class I's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 30, the number of days in the period from December 1, 2004 (commencement of sale) through December 31, 2004, divided by 366, to reflect the period ended. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Expenses are equal to Class II's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 63, the number of days in the period from October 29, 2004
    (fund inception) through December 31, 2004, divided by 366, to reflect the period ended. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5) Ending account value and expenses paid during period assumes the classes had been available throughout the entire period and are calculated using each class's annualized expense ratio listed in the table above.

------
6

VP Large Company Value - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                   Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.2%

AEROSPACE & DEFENSE - 0.7%
--------------------------------------------------------------------------------
         200    Boeing Co.                                           $   10,354
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.7%
--------------------------------------------------------------------------------
         160    Lear Corporation                                          9,762
--------------------------------------------------------------------------------
AUTOMOBILES -- 1.3%
--------------------------------------------------------------------------------
         190    General Motors Corp.                                      7,611
--------------------------------------------------------------------------------
         150    Toyota Motor Corp. ADR                                   12,281
--------------------------------------------------------------------------------
                                                                         19,892
--------------------------------------------------------------------------------
BEVERAGES -- 2.0%
--------------------------------------------------------------------------------
         100    Adolph Coors Company Cl B                                 7,567
--------------------------------------------------------------------------------
         300    Coca-Cola Company (The)                                  12,489
--------------------------------------------------------------------------------
         340    Pepsi Bottling Group Inc.                                 9,194
--------------------------------------------------------------------------------
                                                                         29,250
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 3.4%
--------------------------------------------------------------------------------
         220    Bank of New York Co., Inc. (The)                          7,352
--------------------------------------------------------------------------------
         350    Merrill Lynch & Co., Inc.                                20,920
--------------------------------------------------------------------------------
         390    Morgan Stanley                                           21,653
--------------------------------------------------------------------------------
                                                                         49,925
--------------------------------------------------------------------------------
CHEMICALS -- 1.2%
--------------------------------------------------------------------------------
         260    PPG Industries, Inc.                                     17,722
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 10.6%
--------------------------------------------------------------------------------
       1,040    Bank of America Corp.                                    48,869
--------------------------------------------------------------------------------
         250    KeyCorp                                                   8,475
--------------------------------------------------------------------------------
         350    National City Corp.                                      13,143
--------------------------------------------------------------------------------
         280    PNC Financial Services Group                             16,083
--------------------------------------------------------------------------------
         660    U.S. Bancorp                                             20,671
--------------------------------------------------------------------------------
         390    Wachovia Corp.                                           20,514
--------------------------------------------------------------------------------
         500    Wells Fargo & Co.                                        31,075
--------------------------------------------------------------------------------
                                                                        158,830
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.4%
--------------------------------------------------------------------------------
         290    R.R. Donnelley & Sons Company                            10,234
--------------------------------------------------------------------------------
         340    Waste Management, Inc.                                   10,180
--------------------------------------------------------------------------------
                                                                         20,414
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.8%
--------------------------------------------------------------------------------
       1,320    Hewlett-Packard Co.                                      27,681
--------------------------------------------------------------------------------
         140    International Business
                Machines Corp.                                           13,801
--------------------------------------------------------------------------------
                                                                         41,482
--------------------------------------------------------------------------------
DIVERSIFIED -- 2.0%
--------------------------------------------------------------------------------
         250    Standard and Poor's 500
                Depositary Receipt                                       30,225
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 6.2%
--------------------------------------------------------------------------------
       1,400    Citigroup Inc.                                           67,452
--------------------------------------------------------------------------------
         680    J.P. Morgan Chase & Co.                                  26,527
--------------------------------------------------------------------------------
                                                                         93,979
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES -- 4.9%
--------------------------------------------------------------------------------
         210    ALLTEL Corp.                                         $   12,340
--------------------------------------------------------------------------------
         300    AT&T Corp.                                                5,718
--------------------------------------------------------------------------------
         550    BellSouth Corp.                                          15,285
--------------------------------------------------------------------------------
         740    SBC Communications Inc.                                  19,069
--------------------------------------------------------------------------------
         440    Sprint Corp.                                             10,934
--------------------------------------------------------------------------------
         230    Verizon Communications                                    9,317
--------------------------------------------------------------------------------
                                                                         72,663
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.6%
--------------------------------------------------------------------------------
         490    Exelon Corporation                                       21,594
--------------------------------------------------------------------------------
         310    PPL Corporation                                          16,517
--------------------------------------------------------------------------------
                                                                         38,111
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.5%
--------------------------------------------------------------------------------
         220    CVS Corp.                                                 9,915
--------------------------------------------------------------------------------
         690    Kroger Co. (The)(1)                                      12,103
--------------------------------------------------------------------------------
                                                                         22,018
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.4%
--------------------------------------------------------------------------------
         320    H.J. Heinz Company                                       12,477
--------------------------------------------------------------------------------
         410    Sara Lee Corp.                                            9,897
--------------------------------------------------------------------------------
         200    Unilever N.V. New York Shares                            13,342
--------------------------------------------------------------------------------
                                                                         35,716
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.6%
--------------------------------------------------------------------------------
         400    NiSource Inc.                                             9,112
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
--------------------------------------------------------------------------------
         380    Baxter International, Inc.                               13,125
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.4%
--------------------------------------------------------------------------------
         130    CIGNA Corp.                                              10,604
--------------------------------------------------------------------------------
         250    HCA Inc.                                                  9,990
--------------------------------------------------------------------------------
                                                                         20,594
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 2.1%
--------------------------------------------------------------------------------
         140    Harrah's Entertainment, Inc.                              9,365
--------------------------------------------------------------------------------
         660    McDonald's Corporation                                   21,159
--------------------------------------------------------------------------------
                                                                         30,524
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.6%
--------------------------------------------------------------------------------
         440    Newell Rubbermaid Inc.                                   10,644
--------------------------------------------------------------------------------
         140    Snap-on Incorporated                                      4,810
--------------------------------------------------------------------------------
         120    Whirlpool Corp.                                           8,305
--------------------------------------------------------------------------------
                                                                         23,759
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.1%
--------------------------------------------------------------------------------
         480    General Electric Co.                                     17,520
--------------------------------------------------------------------------------
         380    Tyco International Ltd.                                  13,581
--------------------------------------------------------------------------------
                                                                         31,101
--------------------------------------------------------------------------------
INSURANCE -- 6.1%
--------------------------------------------------------------------------------
         390    Allstate Corp.                                           20,170
--------------------------------------------------------------------------------
         250    American International Group, Inc.                       16,418
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

VP Large Company Value - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                   Value
--------------------------------------------------------------------------------
         250    Hartford Financial Services
                Group Inc. (The)                                     $   17,328
--------------------------------------------------------------------------------
         240    Loews Corp.                                              16,872
--------------------------------------------------------------------------------
         230    Marsh & McLennan
                Companies Inc.                                            7,567
--------------------------------------------------------------------------------
         210    Torchmark Corp.                                          11,999
--------------------------------------------------------------------------------
                                                                         90,354
--------------------------------------------------------------------------------
IT SERVICES -- 1.9%
--------------------------------------------------------------------------------
         250    Computer Sciences Corp.(1)                               14,092
--------------------------------------------------------------------------------
         170    Electronic Data Systems Corp.                             3,927
--------------------------------------------------------------------------------
         250    Fiserv, Inc.(1)                                          10,048
--------------------------------------------------------------------------------
                                                                         28,067
--------------------------------------------------------------------------------
MACHINERY -- 2.4%
--------------------------------------------------------------------------------
         230    Dover Corp.                                               9,646
--------------------------------------------------------------------------------
         170    Ingersoll-Rand Company                                   13,652
--------------------------------------------------------------------------------
         160    Parker-Hannifin Corp.                                    12,118
--------------------------------------------------------------------------------
                                                                         35,416
--------------------------------------------------------------------------------
MEDIA -- 2.8%
--------------------------------------------------------------------------------
         210    Gannett Co., Inc.                                        17,157
--------------------------------------------------------------------------------
       1,250    Time Warner Inc.(1)                                      24,300
--------------------------------------------------------------------------------
                                                                         41,457
--------------------------------------------------------------------------------
METALS & MINING -- 1.1%
--------------------------------------------------------------------------------
         360    Alcoa Inc.                                               11,311
--------------------------------------------------------------------------------
          90    Nucor Corp.                                               4,711
--------------------------------------------------------------------------------
                                                                         16,022
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.7%
--------------------------------------------------------------------------------
         360    Dollar General Corp.                                      7,477
--------------------------------------------------------------------------------
         580    May Department Stores Co. (The)                          17,052
--------------------------------------------------------------------------------
                                                                         24,529
--------------------------------------------------------------------------------
OIL & GAS -- 9.9%
--------------------------------------------------------------------------------
         490    ChevronTexaco Corp.                                      25,730
--------------------------------------------------------------------------------
         260    ConocoPhillips                                           22,576
--------------------------------------------------------------------------------
       1,200    Exxon Mobil Corp.                                        61,511
--------------------------------------------------------------------------------
         680    Royal Dutch Petroleum Co.
                New York Shares                                          39,018
--------------------------------------------------------------------------------
                                                                        148,835
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
         290    Weyerhaeuser Co.                                         19,494
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 3.5%
--------------------------------------------------------------------------------
         380    Abbott Laboratories                                      17,727
--------------------------------------------------------------------------------
         530    Bristol-Myers Squibb Co.                                 13,579
--------------------------------------------------------------------------------
         270    Johnson & Johnson                                        17,123
--------------------------------------------------------------------------------
         120    Merck & Co., Inc.                                         3,857
--------------------------------------------------------------------------------
                                                                         52,286
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 0.6%
--------------------------------------------------------------------------------
         360    Intel Corp.                                          $    8,420
--------------------------------------------------------------------------------
SOFTWARE -- 1.5%
--------------------------------------------------------------------------------
         830    Microsoft Corporation                                    22,169
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.4%
--------------------------------------------------------------------------------
          65    Advance Auto Parts, Inc.(1)                               2,839
--------------------------------------------------------------------------------
         360    Blockbuster Inc. Cl B                                     3,172
--------------------------------------------------------------------------------
                                                                          6,011
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
--------------------------------------------------------------------------------
         230    Liz Claiborne, Inc.                                       9,708
--------------------------------------------------------------------------------
         190    Reebok International Ltd.                                 8,360
--------------------------------------------------------------------------------
         180    VF Corp.                                                  9,969
--------------------------------------------------------------------------------
                                                                         28,037
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 5.6%
--------------------------------------------------------------------------------
         740    Freddie Mac                                              54,538
--------------------------------------------------------------------------------
         120    MGIC Investment Corp.                                     8,269
--------------------------------------------------------------------------------
         470    Washington Mutual, Inc.                                  19,872
--------------------------------------------------------------------------------
                                                                         82,679
--------------------------------------------------------------------------------
TOBACCO -- 1.4%
--------------------------------------------------------------------------------
         350    Altria Group Inc.                                        21,385
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES -- 0.7%
--------------------------------------------------------------------------------
         380    Vodafone Group plc ADR                                   10,404
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 95.2%
(Cost $1,334,588)                                                     1,414,123
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 4.8%                                     70,908
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                           $1,485,031
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1)  Non-income producing.

See Notes to Financial Statements.

------
8

Statement of Assets and Liabilities

DECEMBER 31, 2004

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $1,334,588)                 $1,414,123
--------------------------------------------------------------------
Cash                                                                     73,573
--------------------------------------------------------------------
Receivable for investments sold                                           1,507
--------------------------------------------------------------------
Dividends receivable                                                      1,577
--------------------------------------------------------------------------------
                                                                      1,490,780
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                         4,713
--------------------------------------------------------------------
Accrued management fees                                                     810
--------------------------------------------------------------------
Distribution fees payable                                                   226
--------------------------------------------------------------------------------
                                                                          5,749
--------------------------------------------------------------------------------

NET ASSETS                                                           $1,485,031
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                              $1,403,925
--------------------------------------------------------------------
Undistributed net realized gain on investment transactions                1,571
--------------------------------------------------------------------
Net unrealized appreciation on investments                               79,535
--------------------------------------------------------------------------------
                                                                     $1,485,031
================================================================================
CLASS I
--------------------------------------------------------------------------------
Net assets                                                             $399,651
--------------------------------------------------------------------
Shares outstanding                                                       37,031
--------------------------------------------------------------------
Net asset value per share                                                $10.79
--------------------------------------------------------------------------------
CLASS II
--------------------------------------------------------------------------------
Net assets                                                           $1,085,380
--------------------------------------------------------------------
Shares outstanding                                                      100,580
--------------------------------------------------------------------
Net asset value per share                                                $10.79
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
9

Statement of Operations

PERIOD ENDED DECEMBER 31, 2004(1)

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------------
Dividends                                                               $ 6,121
--------------------------------------------------------------------
Interest                                                                    350
--------------------------------------------------------------------------------
                                                                          6,471
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------
Management fees                                                           1,535
--------------------------------------------------------------------
Distribution fees -- Class II                                               453
--------------------------------------------------------------------
Trustees' fees and expenses                                                   3
--------------------------------------------------------------------------------
                                                                          1,991
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                     4,480
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------
Net realized gain on investment transactions                              3,321
--------------------------------------------------------------------
Change in net unrealized appreciation on investments                     79,535
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         82,856
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $87,336
================================================================================

(1) October 29, 2004 (fund inception) through December 31, 2004.

See Notes to Financial Statements.

------
10

Statement of Changes in Net Assets

PERIOD ENDED DECEMBER 31, 2004(1)

--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                                   2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                               $     4,480
--------------------------------------------------------------------
Net realized gain                                                         3,321
--------------------------------------------------------------------
Change in net unrealized appreciation                                    79,535
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                     87,336
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
--------------------------------------------------------------------
  Class I                                                                  (159)
--------------------------------------------------------------------
  Class II                                                               (6,071)
--------------------------------------------------------------------------------
Decrease in net assets from distributions                                (6,230)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from capital share transactions            1,403,925
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                            1,485,031
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                                          --
--------------------------------------------------------------------------------
End of period                                                        $1,485,031
================================================================================

(1) October 29, 2004 (fund inception) through December 31, 2004.

See Notes to Financial Statements.

------
11

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Large Company Value Fund (the fund)
is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is long-term capital growth. The production of income is a secondary objective. The fund pursues its objective by investing in stocks of larger companies that management believes to be undervalued at the time of purchase. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. The fund incepted on October 29, 2004 with the commencement of sale of Class II. Sale of
Class I commenced on December 1, 2004.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Discount notes are valued through a commercial pricing service. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and

(continued)

------
12

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

may result in reclassification among certain capital accounts on the financial statements.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment manager's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment manager that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:

                                        CLASS I           CLASS II
---------------------------------------------------------------------------
STRATEGY ASSETS
---------------------------------------------------------------------------
First $1 billion                        0.90%              0.80%
---------------------------------------------------------------------------
Next $4 billion                         0.80%              0.70%
---------------------------------------------------------------------------
Over $5 billion                         0.70%              0.60%
---------------------------------------------------------------------------

The effective annual management fee for each class of the fund was 0.90% and
0.80% for Class I and Class II, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended December 31, 2004, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

J.P. Morgan Chase & Co. (JPM) is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund  and a wholly owned subsidiary of JPM.

(continued)

------
13

Notes to Financial Statements

DECEMBER 31, 2004

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2004, were $1,357,533 and $26,266, respectively.

As of December 31, 2004, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                                     $1,334,728
================================================================================
Gross tax appreciation of investments                                  $81,538
--------------------------------------------------------------------
Gross tax depreciation of investments                                   (2,143)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $79,395
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                           SHARES       AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2004(1)
SHARES AUTHORIZED                                       200,000,000
================================================================================
Sold                                                         37,100    $398,394
--------------------------------------------------------
Issued in reinvestment of distributions                          15         159
--------------------------------------------------------
Redeemed                                                        (84)       (902)
--------------------------------------------------------------------------------
Net increase                                                 37,031    $397,651
================================================================================
CLASS II
--------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2004(2)
SHARES AUTHORIZED                                       100,000,000
================================================================================
Sold                                                        100,009  $1,000,203
--------------------------------------------------------
Issued in reinvestment of distributions                         571       6,071
--------------------------------------------------------------------------------
Net increase                                                100,580  $1,006,274
================================================================================

(1) December 1, 2004 (commencement of sale) through December 31, 2004.

(2) October 29, 2004 (fund inception) through December 31, 2004.

(continued)

------
14

Notes to Financial Statements

DECEMBER 31, 2004

5. BANK LINE OF CREDIT

Effective December 15, 2004 the fund, along with certain other funds managed by
ACIM, has a $575,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the period ended
December 31, 2004.

6. SUBSEQUENT EVENT

Effective January 1, 2005, American Century Services Corporation's name will change to American Century Services, LLC.

7. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $6,230 of qualified dividend income for the fiscal year ended December 31, 2004.

For corporate taxpayers, 95.09% of the ordinary income distributions paid during the fiscal year ended December 31, 2004, qualify for the corporate dividends received deduction.

------
15

VP Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      CLASS I
--------------------------------------------------------------------------------
                                                                      2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.61
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
  Net Investment Income(2)                                              0.01
------------------------------------------------------------------
  Net Realized and Unrealized Gain                                      0.23
--------------------------------------------------------------------------------
  Total From Investment Operations                                      0.24
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------
  From Net Investment Income                                           (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $10.79
================================================================================
  TOTAL RETURN(3)                                                       2.29%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                    0.90%(4)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                 0.64%(4)
------------------------------------------------------------------
Portfolio Turnover Rate                                                 3%(5)
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $400
--------------------------------------------------------------------------------

(1) December 1, 2004 (commencement of sale) through December 31, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period October 29, 2004 (fund inception) through December
    31, 2004.

See Notes to Financial Statements.

------
16

VP Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      CLASS II
--------------------------------------------------------------------------------
                                                                       2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------------------
  Net Investment Income(2)                                                0.04
---------------------------------------------------------------------
  Net Realized and Unrealized Gain                                        0.81
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.85
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------------------
  From Net Investment Income                                             (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.79
================================================================================
  TOTAL RETURN(3)                                                         8.52%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.05%(4)
---------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   2.44%(4)
---------------------------------------------------------------------
Portfolio Turnover Rate                                                      3%
---------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $1,085
--------------------------------------------------------------------------------

(1) October 29, 2004 (fund inception) through December 31, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
17

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
American Century Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VP Large Company Value Fund (the "Fund"), one of
the funds comprising American Century Variable Portfolios, Inc., as of December
31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from October 29, 2004
(inception) through December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VP
Large Company Value Fund as of December 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the period from
October 29, 2004 (inception) through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Kansas City, Missouri

February 9, 2005

------
18

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total numbers) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in a similar capacity for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 23

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company, a corporation engaged in the sale of bearings and power transmission products

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc
--------------------------------------------------------------------------------

(continued)

------
19

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers 40, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(December 1998 to January 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 45

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 13

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

(continued)

------
20

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Chairman, American Century Ventures, Inc. (April 2004 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACIM, ACIS and ACSC (September 1985 to
present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
DAVID H. REINMILLER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer

LENGTH OF TIME SERVED (YEARS): 3 and less than 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACSC and
ACIM (March 2001 to present); Vice President, ACSC (March 2000 to present); Vice
President, ACIM (March 2002 to present); Vice President, ACIS (March 2003 to present); Assistant General Counsel, ACSC (December 1996 to January 2001);
Associate General Counsel, ACSC (July 2001 to present)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-378-9878.

------
21

Share Class Information

Two classes of shares are authorized for sale by the fund: Class I and Class II.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------
22

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------
23

Notes

------
24

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
INVESTMENT MANAGER:

American Century Investment Management, Inc.

Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

0502

SH-ANN-41914

[front cover]

DECEMBER 31, 2004

American Century Variable Portfolios
Annual Report

[photo of market line chart]
[photo of starfish]
[photo of bridge]

VP Mid Cap Value Fund

[american century investments logo and text logo]

VP MID CAP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Mid Cap Value - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2004
                                                     --------------
                                                     AVERAGE ANNUAL
                                                         RETURNS
--------------------------------------------------------------------------------
                                                         SINCE       INCEPTION
                                                      INCEPTION(1)     DATE
--------------------------------------------------------------------------------
CLASS II                                                 12.39%      10/29/04
--------------------------------------------------------------------------------
RUSSELL MIDCAP VALUE INDEX                               10.90%         --
--------------------------------------------------------------------------------
Class I                                                   4.08%       12/1/04
--------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

VP Mid Cap Value - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE VP MID CAP VALUE INVESTMENT TEAM: MICHAEL LISS, PHIL
DAVIDSON AND SCOTT MOORE.

Introduced on October 29, 2004, VP Mid Cap Value posted a strong gain of 12.39%*
by December 31, the end of its fiscal year. Its benchmark, the Russell Midcap
Value Index, was up 10.90%.

POSITIVE PERIOD FOR STOCKS

Equities recorded solid gains during the final two months of 2004 as numerous headwinds eased. The stock market gained strength both from the resolution of the presidential election and from falling oil prices. These factors, alongside rising consumer confidence and increased merger and acquisition activity, helped the S&P 500, the Dow Jones Industrial Average, and the Nasdaq Composite climb to their highest levels in more than three years.

Against this backdrop, VP Mid Cap Value saw contributions to performance from every one of its sector stakes.

HOTELS, DURABLES ADD VALUE

The portfolio's investments in consumer discretionary stocks--areas such as restaurants and hotels, leisure companies, providers of durable goods, and media companies--proved to be large contributors to performance over the short period.
Outback Steakhouse, Inc. and Brinker International, Inc., owner of the Chili's
Grill & Bar chain, topped our investments in the restaurant industry. In household durables, appliance maker Whirlpool Corp. and Hunter Douglas N.V., known for custom window coverings, were standouts.

SUCCESS WITH FINANCIALS

VP Mid Cap Value's investments in financial stocks also added value, particularly shares of insurance companies and commercial banks. Marsh &
McLennan Companies, Inc., the world's largest insurance broker, was the portfolio's second-largest contributor. Marsh's shares rebounded from a steep decline earlier in the fourth quarter when the company was accused of bid-rigging and steering work to a select group of insurers. Among commercial banks, the portfolio's position in Atlanta-based SunTrust

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                                                 % OF
                                                              NET ASSETS
                                                                 AS OF
                                                               12/31/04
--------------------------------------------------------------------------------
Union Pacific Corp.                                               2.2%
--------------------------------------------------------------------------------
Universal Health Services, Inc. Cl B                              2.2%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                              2.1%
--------------------------------------------------------------------------------
Republic Services, Inc. Cl A                                      2.1%
--------------------------------------------------------------------------------
Journal Communications Inc.                                       1.9%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                              1.9%
--------------------------------------------------------------------------------
New York Times Co. (The) Cl A                                     1.9%
--------------------------------------------------------------------------------
Marsh & McLennan Companies Inc.                                   1.8%
--------------------------------------------------------------------------------
Brinker International, Inc.                                       1.8%
--------------------------------------------------------------------------------
Reynolds & Reynolds Co. Cl A                                      1.7%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Class II shares.                                           (continued)

------
3

VP Mid Cap Value - Portfolio Commentary

Banks, Inc. was the most rewarding. During the fourth quarter, SunTrust completed its merger with National Commerce Financial Corp., which expanded the company's "footprint" in key southeast markets.

HEALTH CARE CONTRIBUTES

VP Mid Cap Value's rewarding mix of health care stocks was led by one of the portfolio's top contributors, PRA International, a clinical research organization that provides a wide array of drug development services, such as clinical trials management and regulatory filings. In pharmaceuticals, Watson
Pharmaceuticals, Inc., a maker of both branded and generic drugs, was another strong contributor, announcing an agreement with GlaxoSmithKline (GSK) to ship the generic version of GSK's antidepressant Wellbutrin. Another company of note was Symmetry Medical Inc., which makes orthopedic implants such as hips and knees.

MODEST DETRACTORS

Despite positive contributions from each of our sector positions, some of our investments retreated in this otherwise upbeat environment. However, their impact on our results was modest.

Our detractors included New York & Co., Inc., a specialty retailer of moderately-priced women's apparel. The company's shares fell in December after it suffered a slow start to the holiday season and competitors offered deeper discounts. A second stock that performed below our expectations was Valassis
Communications, Inc., one of the country's leading producers of newspaper inserts.

OUR COMMITMENT

We remain committed to our discipline of seeking medium-sized companies whose shares we believe to be undervalued for reasons unrelated to the firms'
fundamental or financial health.

TOP FIVE INDUSTRIES
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                                               % OF
                                                            NET ASSETS
                                                               AS OF
                                                             12/31/04
--------------------------------------------------------------------------------
Insurance                                                       7.6%
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                   5.7%
--------------------------------------------------------------------------------
Electric Utilities                                              5.6%
--------------------------------------------------------------------------------
Commercial Banks                                                5.6%
--------------------------------------------------------------------------------
Health Care Providers & Services                                4.7%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                             % OF FUND
                                                            INVESTMENTS
                                                               AS OF
                                                             12/31/04
--------------------------------------------------------------------------------
Common Stocks                                                 100.0%
--------------------------------------------------------------------------------

------
4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
5

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                  EXPENSES PAID
                    BEGINNING        ENDING       DURING PERIOD(1)   ANNUALIZED
                  ACCOUNT VALUE   ACCOUNT VALUE      7/1/04 --         EXPENSE
                     7/1/04         12/31/04          12/31/04         RATIO(1)
--------------------------------------------------------------------------------
VP MID CAP VALUE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Class I              $1,000       $1,040.80(2)        $0.84(3)          1.00%
--------------------------------------------------------------------------------
Class II             $1,000       $1,123.90(2)        $2.10(4)          1.15%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Class I              $1,000       $1,020.11(5)        $5.08(5)          1.00%
--------------------------------------------------------------------------------
Class II             $1,000       $1,019.36(5)        $5.84(5)          1.15%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2) Ending account values based on actual returns from December 1, 2004
    (commencement of sale) and October 29, 2004 (fund inception) for Class I and
    Class II, respectively, through December 31, 2004.

(3) Expenses are equal to Class I's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 30, the number of days in the period from December 1, 2004
    (commencement of sale) through December 31, 2004, divided by 366, to reflect the period ended. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Expenses are equal to Class II's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 63, the number of days in the period from October 29, 2004
    (fund inception) through December 31, 2004, divided by 366, to reflect the period ended. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5) Ending account value and expenses paid during period assumes the classes had been available throughout the entire period and are calculated using each class's annualized expense ratio listed in the table above.

------
6

VP Mid Cap Value - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.9%

AEROSPACE & DEFENSE -- 2.0%
--------------------------------------------------------------------------------
     310   Honeywell International Inc.                               $ 10,977
--------------------------------------------------------------------------------
     107   Northrop Grumman Corp.                                        5,817
--------------------------------------------------------------------------------
                                                                        16,794
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 2.5%
--------------------------------------------------------------------------------
     674   Cooper Tire & Rubber                                         14,525
--------------------------------------------------------------------------------
     327   TRW Automotive Holdings Corp.(1)                              6,769
--------------------------------------------------------------------------------
                                                                        21,294
--------------------------------------------------------------------------------

BEVERAGES -- 2.5%
--------------------------------------------------------------------------------
     148   Anheuser-Busch Companies, Inc.                                7,508
--------------------------------------------------------------------------------
     367   Coca-Cola Enterprises                                         7,652
--------------------------------------------------------------------------------
     216   Pepsi Bottling Group Inc.                                     5,841
--------------------------------------------------------------------------------
                                                                        21,001
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 1.7%
--------------------------------------------------------------------------------
     152   Edwards (A.G.), Inc.                                          6,568
--------------------------------------------------------------------------------
     126   Merrill Lynch & Co., Inc.                                     7,531
--------------------------------------------------------------------------------
                                                                        14,099
--------------------------------------------------------------------------------

CHEMICALS -- 1.9%
--------------------------------------------------------------------------------
     512   Ferro Corp.                                                  11,874
--------------------------------------------------------------------------------
      69   Minerals Technologies Inc.                                    4,602
--------------------------------------------------------------------------------
                                                                        16,476
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 5.6%
--------------------------------------------------------------------------------
     198   BancorpSouth Inc.                                             4,825
--------------------------------------------------------------------------------
     179   Commerce Bancshares, Inc.                                     8,986
--------------------------------------------------------------------------------
     105   Marshall & Ilsley Corp.                                       4,641
--------------------------------------------------------------------------------
      83   PNC Financial Services Group                                  4,768
--------------------------------------------------------------------------------
     247   SunTrust Banks, Inc.                                         18,248
--------------------------------------------------------------------------------
      98   Zions Bancorporation                                          6,667
--------------------------------------------------------------------------------
                                                                        48,135
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 4.6%
--------------------------------------------------------------------------------
     384   Aramark Corp. Cl B                                           10,180
--------------------------------------------------------------------------------
     524   Republic Services, Inc. Cl A                                 17,575
--------------------------------------------------------------------------------
     399   Waste Management, Inc.                                       11,946
--------------------------------------------------------------------------------
                                                                        39,701
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 1.8%
--------------------------------------------------------------------------------
     199   Martin Marietta Materials, Inc.                              10,678
--------------------------------------------------------------------------------
      85   Vulcan Materials Co.                                          4,642
--------------------------------------------------------------------------------
                                                                        15,320
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 1.0%
--------------------------------------------------------------------------------
     305   Bemis Co.                                                     8,872
--------------------------------------------------------------------------------

DIVERSIFIED -- 1.6%
--------------------------------------------------------------------------------
     103   iShares S&P MidCap 400
           Index Fund                                                   13,656
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.5%
--------------------------------------------------------------------------------
     293   Commonwealth Telephone
           Enterprise Inc.(1)                                         $ 14,550
--------------------------------------------------------------------------------
     422   Otelco Inc.(1)                                                6,710
--------------------------------------------------------------------------------
                                                                        21,260
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 5.6%
--------------------------------------------------------------------------------
      76   FPL Group, Inc.                                               5,681
--------------------------------------------------------------------------------
     295   IDACORP, Inc.                                                 9,018
--------------------------------------------------------------------------------
     364   Northeast Utilities                                           6,861
--------------------------------------------------------------------------------
     353   Pepco Holdings, Inc.                                          7,526
--------------------------------------------------------------------------------
     446   Westar Energy Inc.                                           10,201
--------------------------------------------------------------------------------
     271   Wisconsin Energy Corp.                                        9,135
--------------------------------------------------------------------------------
                                                                        48,422
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.1%
--------------------------------------------------------------------------------
      97   Emerson Electric Co.                                          6,799
--------------------------------------------------------------------------------
      45   Hubbell Inc. Cl B                                             2,354
--------------------------------------------------------------------------------
                                                                         9,153
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 2.1%
--------------------------------------------------------------------------------
     594   AVX Corp.                                                     7,485
--------------------------------------------------------------------------------
     176   Littelfuse, Inc.(1)                                           6,012
--------------------------------------------------------------------------------
     317   Vishay Intertechnology, Inc.(1)                               4,761
--------------------------------------------------------------------------------
                                                                        18,258
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 0.7%
--------------------------------------------------------------------------------
     177   Global SantaFe Corp.                                          5,860
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 4.5%
--------------------------------------------------------------------------------
     194   Campbell Soup Company                                         5,799
--------------------------------------------------------------------------------
     119   General Mills, Inc.                                           5,915
--------------------------------------------------------------------------------
     174   H.J. Heinz Company                                            6,784
--------------------------------------------------------------------------------
     252   Kraft Foods Inc.                                              8,974
--------------------------------------------------------------------------------
     161   Unilever N.V. New York Shares                                10,740
--------------------------------------------------------------------------------
                                                                        38,212
--------------------------------------------------------------------------------

GAS UTILITIES -- 2.1%
--------------------------------------------------------------------------------
     270   AGL Resources Inc.                                            8,975
--------------------------------------------------------------------------------
     285   WGL Holdings Inc.                                             8,789
--------------------------------------------------------------------------------
                                                                        17,764
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 2.8%
--------------------------------------------------------------------------------
     132   Analogic Corporation                                          5,912
--------------------------------------------------------------------------------
     358   National Dentex Corp.(1)                                     10,901
--------------------------------------------------------------------------------
     291   Steris Corp.(1)                                               6,903
--------------------------------------------------------------------------------
                                                                        23,716
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 4.7%
--------------------------------------------------------------------------------
     179   Apria Healthcare Group Inc.(1)                                5,898
--------------------------------------------------------------------------------
     278   HCA Inc.                                                     11,109
--------------------------------------------------------------------------------
     186   PRA International(1)                                          4,609
--------------------------------------------------------------------------------
     422   Universal Health Services, Inc. Cl B                         18,779
--------------------------------------------------------------------------------
                                                                        40,395
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

VP Mid Cap Value - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 5.7%
--------------------------------------------------------------------------------
     187   Bob Evans Farms, Inc.                                      $  4,888
--------------------------------------------------------------------------------
     434   Brinker International, Inc.(1)                               15,221
--------------------------------------------------------------------------------
     168   International Speedway Corp.                                  8,870
--------------------------------------------------------------------------------
     200   Outback Steakhouse, Inc.                                      9,156
--------------------------------------------------------------------------------
     173   Speedway Motorsports Inc.                                     6,778
--------------------------------------------------------------------------------
     119   Wendy's International, Inc.                                   4,672
--------------------------------------------------------------------------------
                                                                        49,585
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 3.7%
--------------------------------------------------------------------------------
     271   Hunter Douglas N.V. ORD                                      14,449
--------------------------------------------------------------------------------
     139   Newell Rubbermaid Inc.                                        3,362
--------------------------------------------------------------------------------
     136   Snap-on Incorporated                                          4,673
--------------------------------------------------------------------------------
     130   Whirlpool Corp.                                               8,997
--------------------------------------------------------------------------------
                                                                        31,481
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 2.5%
--------------------------------------------------------------------------------
      81   Clorox Company                                                4,773
--------------------------------------------------------------------------------
     246   Kimberly-Clark Corp.                                         16,190
--------------------------------------------------------------------------------
                                                                        20,963
--------------------------------------------------------------------------------

INSURANCE -- 7.6%
--------------------------------------------------------------------------------
     116   Chubb Corp.                                                   8,920
--------------------------------------------------------------------------------
     382   CNA Surety Corp.(1)                                           5,100
--------------------------------------------------------------------------------
      95   Hartford Financial Services
           Group Inc. (The)                                              6,584
--------------------------------------------------------------------------------
     171   Jefferson-Pilot Corp.                                         8,885
--------------------------------------------------------------------------------
     466   Marsh & McLennan
           Companies Inc.                                               15,331
--------------------------------------------------------------------------------
     218   MetLife, Inc.                                                 8,831
--------------------------------------------------------------------------------
     386   Platinum Underwriters
           Holdings, Ltd.                                               12,005
--------------------------------------------------------------------------------
                                                                        65,656
--------------------------------------------------------------------------------

IT SERVICES -- 1.2%
--------------------------------------------------------------------------------
     175   Accenture Ltd. Cl A(1)                                        4,725
--------------------------------------------------------------------------------
     105   DST Systems, Inc.(1)                                          5,473
--------------------------------------------------------------------------------
                                                                        10,198
--------------------------------------------------------------------------------

MACHINERY -- 0.7%
--------------------------------------------------------------------------------
     137   Dover Corp.                                                   5,746
--------------------------------------------------------------------------------

MEDIA -- 4.3%
--------------------------------------------------------------------------------
     111   Dow Jones & Co. Inc.                                          4,780
--------------------------------------------------------------------------------
     898   Journal Communications Inc.                                  16,227
--------------------------------------------------------------------------------
     395   New York Times Co. (The) Cl A                                16,116
--------------------------------------------------------------------------------
                                                                        37,123
--------------------------------------------------------------------------------

METALS & MINING -- 0.6%
--------------------------------------------------------------------------------
     207   Foundation Coal Holdings Inc.(1)                              4,773
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 1.1%
--------------------------------------------------------------------------------
     437   Dollar General Corp.                                       $  9,076
--------------------------------------------------------------------------------

OIL & GAS -- 2.7%
--------------------------------------------------------------------------------
     138   ConocoPhillips                                               11,982
--------------------------------------------------------------------------------
     257   Unocal Corp.                                                 11,113
--------------------------------------------------------------------------------
                                                                        23,095
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
     278   Neenah Paper Inc.(1)                                          9,063
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 1.3%
--------------------------------------------------------------------------------
     330   Watson Pharmaceuticals, Inc.(1)                              10,827
--------------------------------------------------------------------------------

REAL ESTATE -- 0.6%
--------------------------------------------------------------------------------
     119   Sun Communities, Inc.                                         4,790
--------------------------------------------------------------------------------

ROAD & RAIL -- 2.2%
--------------------------------------------------------------------------------
     284   Union Pacific Corp.                                          19,099
--------------------------------------------------------------------------------

SOFTWARE -- 3.0%
--------------------------------------------------------------------------------
     555   Reynolds & Reynolds Co. Cl A                                 14,713
--------------------------------------------------------------------------------
     571   Synopsys, Inc.(1)                                            11,203
--------------------------------------------------------------------------------
                                                                        25,916
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 1.3%
--------------------------------------------------------------------------------
     235   Gap, Inc. (The)                                               4,963
--------------------------------------------------------------------------------
     361   New York & Co. Inc.(1)                                        5,964
--------------------------------------------------------------------------------
                                                                        10,927
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 2.3%
--------------------------------------------------------------------------------
     301   Jones Apparel Group, Inc.                                    11,008
--------------------------------------------------------------------------------
     258   Kellwood Co.                                                  8,901
--------------------------------------------------------------------------------
                                                                        19,909
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 1.6%
--------------------------------------------------------------------------------
     103   Freddie Mac                                                   7,591
--------------------------------------------------------------------------------
      83   MGIC Investment Corp.                                         5,720
--------------------------------------------------------------------------------
                                                                        13,311
--------------------------------------------------------------------------------

TRADING COMPANIES
& DISTRIBUTORS -- 1.1%
--------------------------------------------------------------------------------
     551   Interline Brands Inc.(1)                                      9,692
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $774,744)                                                        819,618
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 95.9%
(Cost $774,744)                                                        819,618
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 4.1%                                    34,746
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $854,364
================================================================================

See Notes to Financial Statements.                                  (continued)

------
8

VP Mid Cap Value - Schedule of Investments

DECEMBER 31, 2004

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

   Contracts to Sell      Settlement Date        Value       Unrealized Loss
--------------------------------------------------------------------------------
 15,938  Euro for USD         1/31/05           $21,653          $ (298)
--------------------------------------------------------------------------------
    496  Euro for USD         1/31/05               674              (4)
--------------------------------------------------------------------------------
    301  Euro for USD         1/31/05               409              (3)
--------------------------------------------------------------------------------
                                                $22,736          $ (305)
                                         =======================================

(Value on Settlement Date $22,431)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ORD = Foreign Ordinary Share

USD = United States Dollar

(1)  Non-income producing.

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

DECEMBER 31, 2004
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $774,744)                    $819,618
--------------------------------------------------------------------
Cash                                                                    48,272
--------------------------------------------------------------------
Receivable for investments sold                                          8,845
--------------------------------------------------------------------
Dividends and interest receivable                                          546
--------------------------------------------------------------------------------
                                                                       877,281
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                       22,003
--------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                    305
--------------------------------------------------------------------
Accrued management fees                                                    493
--------------------------------------------------------------------
Distribution fees payable                                                  116
--------------------------------------------------------------------------------
                                                                        22,917
--------------------------------------------------------------------------------

NET ASSETS                                                            $854,364
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                               $790,147
--------------------------------------------------------------------
Accumulated net investment income                                           16
--------------------------------------------------------------------
Undistributed net realized gain on investment
and foreign currency transactions                                       19,631
--------------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities in foreign currencies             44,570
--------------------------------------------------------------------------------
                                                                      $854,364
================================================================================

CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                            $284,516
--------------------------------------------------------------------
Shares outstanding                                                      25,389
--------------------------------------------------------------------
Net asset value per share                                               $11.21
--------------------------------------------------------------------------------

CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                            $569,848
--------------------------------------------------------------------
Shares outstanding                                                      50,856
--------------------------------------------------------------------
Net asset value per share                                               $11.21
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
10

Statement of Operations

PERIOD ENDED DECEMBER 31, 2004(1)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------------
Dividends                                                              $ 1,736
--------------------------------------------------------------------
Interest                                                                   305
--------------------------------------------------------------------------------
                                                                         2,041
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------
Management fees                                                            903
--------------------------------------------------------------------
Distribution fees -- Class II                                              230
--------------------------------------------------------------------
Directors' fees and expenses                                                 1
--------------------------------------------------------------------------------
                                                                         1,134
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                      907
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment
and foreign currency transactions                                       20,260
--------------------------------------------------------------------
Change in net unrealized appreciation
on investments and translation
of assets and liabilities in foreign currencies                         44,570
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                        64,830
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $65,737
================================================================================

(1) October 29, 2004 (inception) through December 31, 2004.

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

PERIOD ENDED DECEMBER 31, 2004(1)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                                   2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                                 $    907
--------------------------------------------------------------------
Net realized gain                                                       20,260
--------------------------------------------------------------------
Change in net unrealized appreciation                                   44,570
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    65,737
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
--------------------------------------------------------------------
   Class I                                                                 (80)
--------------------------------------------------------------------
   Class II                                                             (1,440)
--------------------------------------------------------------------------------
Decrease in net assets from distributions                               (1,520)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from capital share transactions             790,147
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                             854,364

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                                         --
--------------------------------------------------------------------------------
End of period                                                         $854,364
================================================================================

Accumulated net investment income                                          $16
================================================================================

(1) October 29, 2004 (inception) through December 31, 2004.

See Notes to Financial Statements.

------
12

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the
1940 Act. The fund's investment objective is long-term capital growth. The production of income is a secondary objective. The fund pursues its objective by investing in stocks of mid-sized market capitalization companies that management believes to be undervalued at the time of purchase. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. The fund incepted on October 29, 2004 with the commencement of sale of Class II shares.
Sale of Class I commenced on December 1, 2004.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Discount notes are valued through a commercial pricing service. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact the fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

(continued)

------
13

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The fund has elected to treat $290 of net capital foreign currency losses incurred in the two-month period ended December 31, 2004, as having been incurred in the following fiscal year for federal income tax purposes.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
14

Notes to Financial Statements

DECEMBER 31, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The annual management fee for Class I and
Class II for the period ended December 31, 2004 was 1.00% and 0.90%, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets, and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended December 31, 2004, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

J.P. Morgan Chase & Co. (JPM) is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2004, were $997,059 and $242,560, respectively.

As of December 31, 2004, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                       $774,777
================================================================================
Gross tax appreciation of investments                                  $45,116
--------------------------------------------------------------------
Gross tax depreciation of investments                                     (275)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $44,841
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(continued)

------
15

Notes to Financial Statements

DECEMBER 31, 2004

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                         SHARES        AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2004(1)
SHARES AUTHORIZED                                     100,000,000
================================================================================
Sold                                                       25,437     $281,153
---------------------------------------------------
Issued in reinvestment of distributions                         7           80
---------------------------------------------------
Redeemed                                                      (55)        (618)
--------------------------------------------------------------------------------
Net increase                                               25,389     $280,615
================================================================================

CLASS II
--------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2004(2)
SHARES AUTHORIZED                                     100,000,000
================================================================================
Sold                                                       50,725     $508,092
---------------------------------------------------
Issued in reinvestment of distributions                       131        1,440
--------------------------------------------------------------------------------
Net increase                                               50,856     $509,532
================================================================================

(1) December 1, 2004 (commencement of sale) through December 31, 2004.

(2) October 29, 2004 (inception) through December 31, 2004.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the period ended December 31, 2004.

6. SUBSEQUENT EVENT

Effective January 1, 2005, American Century Services Corporation's name will change to American Century Services, LLC.

7. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $1,520 of qualified dividend income for the period ended December 31, 2004.

For corporate taxpayers, 100.00% of the ordinary income distributions paid during the period ended December 31, 2004, qualify for the corporate dividends received deduction.

------
16

VP Mid Cap Value - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       CLASS I
--------------------------------------------------------------------------------
                                                                       2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.80
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------------
   Net Investment Income(2)                                              --(3)
--------------------------------------------------------------------
   Net Realized and Unrealized Gain                                      0.44
--------------------------------------------------------------------------------
   Total From Investment Operations                                      0.44
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------
   From Net Investment Income                                           (0.03)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.21
================================================================================
   TOTAL RETURN(4)                                                       4.08%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.00%(5)
--------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  0.47%(5)
--------------------------------------------------------------------
Portfolio Turnover Rate                                                 46%(6)
--------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $285
--------------------------------------------------------------------------------

(1) December 1, 2004 (commencement of sale) through December 31, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the period October 29, 2004 (inception) through December
    31, 2004.

See Notes to Financial Statements.

------
17

VP Mid Cap Value - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                      CLASS II
--------------------------------------------------------------------------------
                                                                       2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------------
   Net Investment Income(2)                                              0.02
--------------------------------------------------------------------
   Net Realized and Unrealized Gain                                      1.22
--------------------------------------------------------------------------------
   Total From Investment Operations                                      1.24
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------
   From Net Investment Income                                           (0.03)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.21
================================================================================
   TOTAL RETURN(3)                                                      12.39%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.15%(4)
--------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  0.95%(4)
--------------------------------------------------------------------
Portfolio Turnover Rate                                                    46%
--------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $570
--------------------------------------------------------------------------------

(1) October 29, 2004 (fund inception) through December 31, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
18

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
American Century Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VP Mid Cap Value Fund (the "Fund"), one of the
funds comprising American Century Variable Portfolios, Inc., as of December 31,
2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from October 29, 2004
(inception) through December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VP Mid
Cap Value Fund as of December 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the period from
October 29, 2004 (inception) through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 9, 2005

------
19

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total numbers) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in a similar capacity for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 23

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company, a corporation engaged in the sale of bearings and power transmission products

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

(continued)

------
20

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers 40, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(December 1998 to January 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 45

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 13

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1)  James E. Stowers, Jr. is the father of James E. Stowers III.

(continued)

------
21

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Chairman, American Century Ventures, Inc. (April 2004 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACIM, ACIS and ACSC (September 1985 to
present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
DAVID H. REINMILLER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer

LENGTH OF TIME SERVED (YEARS): 3 and less than 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACSC and
ACIM (March 2001 to present); Vice President, ACSC (March 2000 to present); Vice
President, ACIM (March 2002 to present); Vice President, ACIS (March 2003 to present); Assistant General Counsel, ACSC (December 1996 to January 2001);
Associate General Counsel, ACSC (July 2001 to present)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-378-9878.

------
22

Share Class Information

Two classes of shares are authorized for sale by the fund: Class I and Class II.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------
23

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The RUSSELL MIDCAP VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------
24

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor
(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

0502
SH-ANN-41915

DECEMBER 31, 2004

American Century Variable Portfolios
Annual Report

[photo of market line chart]
[photo of starfish]
[photo of bridge]

VP Ultra Fund

[american century investments logo and text logo]

VP ULTRA

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Ultra - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2004
                                               --------------
                                               AVERAGE ANNUAL
                                                  RETURNS
---------------------------------------------------------------------------------
                                                   SINCE          INCEPTION
                                 1 YEAR          INCEPTION           DATE
------------------------------------------------------------------------------
CLASS I                          10.68%            0.49%            5/1/01
------------------------------------------------------------------------------
S&P 500 INDEX                    10.88%            0.84%(1)           --
------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX         6.30%           -3.18%(1)           --
------------------------------------------------------------------------------
Class II                         10.59%            3.88%            5/1/02
------------------------------------------------------------------------------
Class III                        10.69%            4.39%            5/13/02
------------------------------------------------------------------------------

(1) Since 4/30/01, the date nearest Class I's inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
2

VP Ultra - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made May 1, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended December 31
------------------------------------------------------------------------------
                                  2001*      2002       2003       2004
------------------------------------------------------------------------------
Class I                          -4.70%    -22.71%     24.90%     10.68%
------------------------------------------------------------------------------
S&P 500 Index                    -7.24%    -22.10%     28.68%     10.88%
------------------------------------------------------------------------------
Russell 1000 Growth Index       -10.69%    -27.88%     29.75%      6.30%
------------------------------------------------------------------------------

* From 5/1/01, Class I's inception date. Index data from 4/30/01, the date nearest Class I's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

VP Ultra - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE VP ULTRA INVESTMENT TEAM: WADE SLOME, JERRY SULLIVAN,
BRUCE WIMBERLY, AND JIM STOWERS III.

VP Ultra gained 10.68%* during the year ended December 31, 2004. Its benchmark, the S&P 500 Index, rose 10.88%. VP Ultra surpassed the 6.30% return of the
Russell 1000 Growth Index, a proxy for the large-cap growth stocks VP Ultra generally invests in. It also outperformed the 8.04% average return of its
Lipper Large-Cap Growth peer group.

MARKET REVIEW

The stock market started the year with the wind at its back as strong economic growth and the upswing in stock returns in the last three months of 2003 carried into the new year. But stock market gains eroded over the summer as the price of crude oil surged, short-term interest rates climbed and the economy moved through a softer period of growth. U.S. stocks then regained their footing and rallied sharply in the fourth quarter of 2004 to post their first back-to-back annual gains since 1998-1999.

IT & FINANCIALS BOOST RESULTS

VP Ultra's advance during the period was led by its investments in the information technology sector. The portfolio was rewarded for the managers'
selections in the Internet software and services industry. VersiSign was one company that enjoyed strong growth, thanks in part to its acquisition of Jamba!, which sells ring tones and music for mobile phones.

For most of the year, information technology stocks struggled. Excess inventories troubled many companies in the sector. Additionally, there were concerns that corporate executives were putting the brakes on spending.
Semiconductor stocks finished the year as one of the market's worst-performing industries. Intel was among the industry's and the portfolio's largest detractors. The chip giant cut sales and revenue estimates as semiconductor stocks were hit by falling demand and excessive inventories.

VP Ultra's investments in the financial sector lifted performance against the benchmark. The biggest lift came from diversified financial services companies,

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                        12/31/04               6/30/04
--------------------------------------------------------------------------------
Dell Inc.                                 2.4%                  1.9%
--------------------------------------------------------------------------------
UnitedHealth Group
Incorporated                              2.1%                  1.4%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     2.1%                  1.7%
--------------------------------------------------------------------------------
Berkshire Hathaway
Inc. Cl B                                 1.9%                  1.9%
--------------------------------------------------------------------------------
Medtronic, Inc.                           1.9%                  1.5%
--------------------------------------------------------------------------------
SLM Corporation                           1.8%                  1.1%
--------------------------------------------------------------------------------
eBay Inc.                                 1.8%                  1.3%
--------------------------------------------------------------------------------
Electronic Arts Inc.                      1.7%                  1.1%
--------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd. ADR                       1.7%                  1.6%
--------------------------------------------------------------------------------
Amazon.com Inc.                           1.6%                  1.3%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Class I shares.

                                                                     (continued)

------
4

VP Ultra - Portfolio Commentary

including Chicago Mercantile Exchange Holdings. Capital markets and consumer finance companies also generated positive results. SLM Corp., better known as
Sallie Mae, was another stand out performer in the portfolio as the student loan provider's managed loan portfolio grew.

HEALTH CARE, CONSUMER DISCRETIONARY & INDUSTRIALS MIXED

The portfolio's health care stake also boosted results. UnitedHealth Group was a leading contributor during the period. The nation's largest health insurer reported a surge in earnings and raised its outlook for the year. Not all was positive, however. Among the decliners in the portfolio was pharmaceutical company Pfizer, which declined amid questions about the safety of the Cox-2 class of painkillers.

In the consumer discretionary sector, IAC/InterActive Corp. was the portfolio's top detractor during the period. As the economy improved, hotels and airlines sold more of their rooms and seats direct and less through discount online travel sites, such as IAC's Hotels.com and Expedia.com.

On the other hand, eBay was the portfolio's top individual contributor during the period. The online auction company reported a surge in profit, bolstered by brisk sales of laptop computers and other back-to-school items.

In the industrials sector, stock selection in the commercial services industry detracted from results. The portfolio was hurt by its investment in Corinthian
Colleges. Shares of this for-profit, post-secondary education school declined when Corinthian lowered earnings and revenue targets and confirmed a government probe into its student loan applications.

OUR COMMITMENT

The management team remains committed to seeking long-term capital growth by investing in stocks of large companies they believe will increase in value over time.

TOP FIVE INDUSTRIES
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                        12/31/04               6/30/04
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                7.0%                  6.1%
--------------------------------------------------------------------------------
Software                                  5.9%                  6.1%
--------------------------------------------------------------------------------
Specialty Retail                          5.8%                  4.9%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                 5.4%                  4.0%
--------------------------------------------------------------------------------
IT Services                               5.0%                  3.6%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        12/31/04               6/30/04
--------------------------------------------------------------------------------
Common Stocks                            98.3%                  98.2%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               1.7%                   1.8%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                  EXPENSES PAID
                   BEGINNING         ENDING       DURING PERIOD*    ANNUALIZED
                  ACCOUNT VALUE   ACCOUNT VALUE      7/1/04 -         EXPENSE
                     7/1/04         12/31/04         12/31/04         RATIO*
--------------------------------------------------------------------------------
VP ULTRA SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Class I              $1,000        $1,053.90         $5.16             1.00%
--------------------------------------------------------------------------------
Class II             $1,000        $1,053.00         $5.93             1.15%
--------------------------------------------------------------------------------
Class III            $1,000        $1,054.00         $5.16             1.00%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Class I              $1,000        $1,020.11         $5.08             1.00%
--------------------------------------------------------------------------------
Class II             $1,000        $1,019.36         $5.84             1.15%
--------------------------------------------------------------------------------
Class III            $1,000         $1,020.11        $5.08             1.00%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
7

VP Ultra - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.7%

AEROSPACE & DEFENSE -- 1.5%
--------------------------------------------------------------------------------
 16,848    General Dynamics Corp.                                   $  1,762,301
--------------------------------------------------------------------------------
  7,860    United Technologies Corp.                                     812,331
--------------------------------------------------------------------------------
                                                                       2,574,632
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 2.3%
--------------------------------------------------------------------------------
  5,368    C.H. Robinson Worldwide, Inc.                                 298,031
--------------------------------------------------------------------------------
 12,713    Expeditors International
           of Washington, Inc.                                           710,402
--------------------------------------------------------------------------------
 15,287    FedEx Corporation                                           1,505,617
--------------------------------------------------------------------------------
 16,532    United Parcel Service, Inc. Cl B                            1,412,825
--------------------------------------------------------------------------------
                                                                       3,926,875
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.1%
--------------------------------------------------------------------------------
  7,410    China Yuchai
           International Limited(1)                                       98,405
--------------------------------------------------------------------------------
AUTOMOBILES -- 1.0%
--------------------------------------------------------------------------------
 30,031    Harley-Davidson, Inc.                                       1,824,383
--------------------------------------------------------------------------------
BEVERAGES -- 2.3%
--------------------------------------------------------------------------------
 22,171    Anheuser-Busch Companies, Inc.                              1,124,735
--------------------------------------------------------------------------------
 19,862    Coca-Cola Company (The)                                       826,855
--------------------------------------------------------------------------------
 39,055    PepsiCo, Inc.                                               2,038,671
--------------------------------------------------------------------------------
                                                                       3,990,261
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 2.8%
--------------------------------------------------------------------------------
 28,507    Amgen Inc.(1)                                               1,828,723
--------------------------------------------------------------------------------
  3,250    Biogen Idec Inc.(1)                                           216,483
--------------------------------------------------------------------------------
 14,040    Celgene Corp.(1)                                              372,481
--------------------------------------------------------------------------------
  7,378    Cephalon, Inc.(1)                                             375,393
--------------------------------------------------------------------------------
 24,346    Genentech, Inc.(1)                                          1,325,396
--------------------------------------------------------------------------------
  7,432    Gilead Sciences, Inc.(1)                                      260,046
--------------------------------------------------------------------------------
  7,790    Neurocrine Biosciences Inc.(1)                                384,047
--------------------------------------------------------------------------------
                                                                       4,762,569
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.6%
--------------------------------------------------------------------------------
 20,010    Bank of New York Co.,
           Inc. (The)                                                    668,734
--------------------------------------------------------------------------------
 12,372    Goldman Sachs Group,
           Inc. (The)                                                  1,287,184
--------------------------------------------------------------------------------
 10,309    Legg Mason, Inc.                                              755,237
--------------------------------------------------------------------------------
  8,834    Merrill Lynch & Co., Inc.                                     528,008
--------------------------------------------------------------------------------
 20,442    T. Rowe Price Group Inc.                                    1,271,492
--------------------------------------------------------------------------------
                                                                       4,510,655
--------------------------------------------------------------------------------
CHEMICALS -- 0.3%
--------------------------------------------------------------------------------
 10,710    Monsanto Co.                                                  594,941
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.6%
--------------------------------------------------------------------------------
 17,392    Wells Fargo & Co.                                           1,080,913
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.8%
--------------------------------------------------------------------------------
 32,068    Apollo Group Inc. Cl A(1)                                   2,588,208
--------------------------------------------------------------------------------
 15,000    Monster Worldwide Inc.(1)                                     504,600
--------------------------------------------------------------------------------
                                                                       3,092,808
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.5%
--------------------------------------------------------------------------------
 73,284    Cisco Systems Inc.(1)                                    $  1,414,382
--------------------------------------------------------------------------------
 26,626    QUALCOMM Inc.                                               1,128,942
--------------------------------------------------------------------------------
                                                                       2,543,324
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.4%
--------------------------------------------------------------------------------
 96,903    Dell Inc.(1)                                                4,083,492
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 2.9%
--------------------------------------------------------------------------------
 17,517    American Express Co.                                          987,433
--------------------------------------------------------------------------------
 34,745    MBNA Corporation                                              979,462
--------------------------------------------------------------------------------
 58,440    SLM Corporation                                             3,120,111
--------------------------------------------------------------------------------
                                                                       5,087,006
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.5%
--------------------------------------------------------------------------------
 20,841    Standard and Poor's 500
           Depositary Receipt                                          2,519,677
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.3%
--------------------------------------------------------------------------------
  5,510    Chicago Mercantile
           Exchange Holdings Inc.                                      1,260,137
--------------------------------------------------------------------------------
 32,792    Citigroup Inc.                                              1,579,919
--------------------------------------------------------------------------------
 13,318    Moody's Corp.                                               1,156,668
--------------------------------------------------------------------------------
                                                                       3,996,724
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.3%
--------------------------------------------------------------------------------
 15,790    Baker Hughes Inc.                                             673,759
--------------------------------------------------------------------------------
 15,060    Schlumberger Ltd.                                           1,008,267
--------------------------------------------------------------------------------
 12,050    Transocean Inc.(1)                                            510,800
--------------------------------------------------------------------------------
                                                                       2,192,826
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 3.7%
--------------------------------------------------------------------------------
 19,420    Sysco Corp.                                                   741,261
--------------------------------------------------------------------------------
 67,579    Wal-Mart Stores, Inc.                                       3,569,523
--------------------------------------------------------------------------------
 32,052    Walgreen Co.                                                1,229,835
--------------------------------------------------------------------------------
  8,970    Whole Foods Market, Inc.                                      855,290
--------------------------------------------------------------------------------
                                                                       6,395,909
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 7.0%
--------------------------------------------------------------------------------
 15,523    Biomet Inc.                                                   673,543
--------------------------------------------------------------------------------
 63,343    Boston Scientific Corp.(1)                                  2,251,844
--------------------------------------------------------------------------------
  8,060    Guidant Corp.                                                 581,126
--------------------------------------------------------------------------------
 17,655    Inamed Corp.(1)                                             1,116,679
--------------------------------------------------------------------------------
 65,095    Medtronic, Inc.                                             3,233,268
--------------------------------------------------------------------------------
 17,952    St. Jude Medical, Inc.(1)                                     752,727
--------------------------------------------------------------------------------
 15,690    Stryker Corp.                                                 757,043
--------------------------------------------------------------------------------
 21,252    Varian Medical Systems, Inc.(1)                               918,936
--------------------------------------------------------------------------------
 15,594    Waters Corp.(1)                                               729,643
--------------------------------------------------------------------------------
 13,575    Zimmer Holdings Inc.(1)                                     1,087,629
--------------------------------------------------------------------------------
                                                                      12,102,438
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 2.6%
--------------------------------------------------------------------------------
  8,670    Cerner Corporation(1)                                         460,984
--------------------------------------------------------------------------------
  7,706    Patterson Companies, Inc.(1)                                  334,363
--------------------------------------------------------------------------------
 41,257    UnitedHealth Group Incorporated                             3,631,854
--------------------------------------------------------------------------------
                                                                       4,427,201
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
8

VP Ultra - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                  Value
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 5.4%
--------------------------------------------------------------------------------
 30,450    Applebee's International Inc.                            $    805,403
--------------------------------------------------------------------------------
 16,661    Brinker International, Inc.(1)                                584,301
--------------------------------------------------------------------------------
 38,389    Carnival Corporation                                        2,212,358
--------------------------------------------------------------------------------
 28,000    Cheesecake Factory Inc.(1)                                    909,160
--------------------------------------------------------------------------------
 75,631    International Game Technology                               2,600,193
--------------------------------------------------------------------------------
 14,819    PF Chang's China Bistro, Inc.(1)                              835,051
--------------------------------------------------------------------------------
 20,772    Starbucks Corporation(1)                                    1,295,342
--------------------------------------------------------------------------------
                                                                       9,241,808
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.5%
--------------------------------------------------------------------------------
 22,470    D.R. Horton, Inc.                                             905,766
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.5%
--------------------------------------------------------------------------------
 12,225    Colgate-Palmolive Co.                                         625,431
--------------------------------------------------------------------------------
 37,370    Procter & Gamble Co. (The)                                  2,058,340
--------------------------------------------------------------------------------
                                                                       2,683,771
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.9%
--------------------------------------------------------------------------------
 10,800    3M Co.                                                        886,356
--------------------------------------------------------------------------------
 45,473    General Electric Co.                                        1,659,765
--------------------------------------------------------------------------------
 68,990    Tyco International Ltd.                                     2,465,702
--------------------------------------------------------------------------------
                                                                       5,011,823
--------------------------------------------------------------------------------
INSURANCE -- 4.6%
--------------------------------------------------------------------------------
 24,459    Aflac Inc.                                                    974,447
--------------------------------------------------------------------------------
 10,036    Ambac Financial Group, Inc.                                   824,257
--------------------------------------------------------------------------------
 29,695    American International
           Group, Inc.                                                 1,950,071
--------------------------------------------------------------------------------
  1,110    Berkshire Hathaway Inc. Cl B(1)                             3,258,959
--------------------------------------------------------------------------------
 10,070    Progressive Corp.                                             854,339
--------------------------------------------------------------------------------
                                                                       7,862,073
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 4.5%
--------------------------------------------------------------------------------
 63,049    Amazon.com, Inc.(1)                                         2,792,440
--------------------------------------------------------------------------------
 25,974    eBay Inc.(1)                                                3,020,257
--------------------------------------------------------------------------------
 70,360    IAC/InterActiveCorp(1)                                      1,943,343
--------------------------------------------------------------------------------
                                                                       7,756,040
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 3.3%
--------------------------------------------------------------------------------
 27,196    Digital River Inc.(1)                                       1,131,626
--------------------------------------------------------------------------------
 20,036    Sina Corp.(1)                                                 642,354
--------------------------------------------------------------------------------
 46,237    VeriSign, Inc.(1)                                           1,549,864
--------------------------------------------------------------------------------
 61,740    Yahoo! Inc.(1)                                              2,326,363
--------------------------------------------------------------------------------
                                                                       5,650,207
--------------------------------------------------------------------------------
IT SERVICES -- 5.0%
--------------------------------------------------------------------------------
 56,131    Accenture Ltd. Cl A(1)                                      1,515,537
--------------------------------------------------------------------------------
 46,102    Checkfree Corp.(1)                                          1,755,564
--------------------------------------------------------------------------------
 21,972    Cognizant Technology
           Solutions Corporation(1)                                      930,075
--------------------------------------------------------------------------------
 60,170    First Data Corp.                                            2,559,632
--------------------------------------------------------------------------------
 14,230    Iron Mountain Incorporated(1)                                 433,873
--------------------------------------------------------------------------------
 39,942    Paychex, Inc.                                               1,361,223
--------------------------------------------------------------------------------
                                                                       8,555,904
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

MACHINERY -- 0.3%
--------------------------------------------------------------------------------
  9,410    Danaher Corp.                                            $    540,228
--------------------------------------------------------------------------------
MEDIA -- 2.0%
--------------------------------------------------------------------------------
  1,388    DreamWorks Animation
           SKG Inc.(1)                                                    52,064
--------------------------------------------------------------------------------
 14,731    McGraw-Hill Companies,
           Inc. (The)                                                  1,348,476
--------------------------------------------------------------------------------
 39,997    Univision Communications
           Inc. Cl A(1)                                                1,170,712
--------------------------------------------------------------------------------
  6,962    Viacom, Inc. Cl B                                             253,347
--------------------------------------------------------------------------------
 17,911    XM Satellite Radio
           Holdings Inc. Cl A(1)                                         673,812
--------------------------------------------------------------------------------
                                                                       3,498,411
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.5%
--------------------------------------------------------------------------------
 19,125    Family Dollar Stores, Inc.                                    597,274
--------------------------------------------------------------------------------
 13,783    Kohl's Corp.(1)                                               677,710
--------------------------------------------------------------------------------
 26,504    Target Corporation                                          1,376,353
--------------------------------------------------------------------------------
                                                                       2,651,337
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.3%
--------------------------------------------------------------------------------
  8,760    Zebra Technologies
           Corp. Cl A(1)                                                 493,013
--------------------------------------------------------------------------------
OIL & GAS -- 3.5%
--------------------------------------------------------------------------------
  7,070    Anadarko Petroleum Corp.                                      458,207
--------------------------------------------------------------------------------
 24,516    Apache Corp.                                                1,239,774
--------------------------------------------------------------------------------
  3,790    BP plc ADR                                                    221,336
--------------------------------------------------------------------------------
 13,512    Burlington Resources, Inc.                                    587,772
--------------------------------------------------------------------------------
 12,100    ChevronTexaco Corp.                                           635,371
--------------------------------------------------------------------------------
  2,650    EnCana Corp.                                                  151,209
--------------------------------------------------------------------------------
 40,500    Exxon Mobil Corp.                                           2,076,030
--------------------------------------------------------------------------------
 10,820    Occidental Petroleum Corp.                                    631,455
--------------------------------------------------------------------------------
                                                                       6,001,154
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
  7,329    Alberto-Culver Company Cl B                                   355,970
--------------------------------------------------------------------------------
 14,488    Avon Products, Inc.                                           560,685
--------------------------------------------------------------------------------
  8,600    Estee Lauder Companies,
           Inc. Cl A                                                     393,622
--------------------------------------------------------------------------------
                                                                       1,310,277
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.8%
--------------------------------------------------------------------------------
 17,335    American Pharmaceutical
           Partners Inc.(1)                                              648,502
--------------------------------------------------------------------------------
 16,246    Eli Lilly and Company                                         921,961
--------------------------------------------------------------------------------
 36,496    Johnson & Johnson                                           2,314,576
--------------------------------------------------------------------------------
 47,044    Pfizer, Inc.                                                1,265,013
--------------------------------------------------------------------------------
  9,870    Schering-Plough Corp.                                         206,086
--------------------------------------------------------------------------------
 96,284    Teva Pharmaceutical
           Industries Ltd. ADR                                         2,875,040
--------------------------------------------------------------------------------
                                                                       8,231,178
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

VP Ultra - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                  Value
--------------------------------------------------------------------------------

SEMICONDUCTORS &  SEMICONDUCTOR EQUIPMENT -- 4.1%
--------------------------------------------------------------------------------
 18,804    Analog Devices, Inc.                                     $    694,244
--------------------------------------------------------------------------------
 26,950    Applied Materials, Inc.(1)                                    460,845
--------------------------------------------------------------------------------
247,350    ARM Holdings plc ORD                                          524,532
--------------------------------------------------------------------------------
 62,760    Intel Corp.                                                 1,467,956
--------------------------------------------------------------------------------
 11,654    KLA-Tencor Corp.(1)                                           542,843
--------------------------------------------------------------------------------
 30,249    Maxim Integrated Products, Inc.                             1,282,255
--------------------------------------------------------------------------------
 42,721    Microchip Technology Inc.                                   1,138,942
--------------------------------------------------------------------------------
 34,155    Xilinx, Inc.                                                1,012,696
--------------------------------------------------------------------------------
                                                                       7,124,313
--------------------------------------------------------------------------------
SOFTWARE -- 5.9%
--------------------------------------------------------------------------------
  9,562    Adobe Systems Inc.                                            599,920
--------------------------------------------------------------------------------
 48,678    Electronic Arts Inc.(1)                                     3,002,460
--------------------------------------------------------------------------------
 25,924    Intuit Inc.(1)                                              1,140,915
--------------------------------------------------------------------------------
 93,395    Microsoft Corporation                                       2,494,580
--------------------------------------------------------------------------------
  8,015    NAVTEQ Corp.(1)                                               371,575
--------------------------------------------------------------------------------
 38,205    Oracle Corp.(1)                                               524,173
--------------------------------------------------------------------------------
 11,107    SAP AG ADR                                                    491,040
--------------------------------------------------------------------------------
 34,086    Symantec Corp.(1)                                             878,055
--------------------------------------------------------------------------------
 26,235    Veritas Software Corp.(1)                                     749,009
--------------------------------------------------------------------------------
                                                                      10,251,727
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 5.8%
--------------------------------------------------------------------------------
 37,908    Bed Bath & Beyond Inc.(1)                                   1,509,876
--------------------------------------------------------------------------------
 29,660    Carmax, Inc.(1)                                               920,943
--------------------------------------------------------------------------------
 19,948    Chico's FAS, Inc.(1)                                          908,232
--------------------------------------------------------------------------------
 38,221    Home Depot, Inc.                                            1,633,566
--------------------------------------------------------------------------------
 39,492    Lowe's Companies, Inc.                                      2,274,343
--------------------------------------------------------------------------------
 26,912    Michaels Stores, Inc.                                         806,553
--------------------------------------------------------------------------------
 32,775    PETsMART, Inc.                                              1,164,496
--------------------------------------------------------------------------------
 17,195    Weight Watchers
           International Inc.(1)                                         706,199
--------------------------------------------------------------------------------
                                                                       9,924,208
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
--------------------------------------------------------------------------------
 11,938    Coach Inc.(1)                                          $      673,303
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.6%
--------------------------------------------------------------------------------
 17,610    Golden West Financial Corp.                                 1,081,606
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
--------------------------------------------------------------------------------
 28,289    Nextel Communications, Inc.(1)                                848,670
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $138,293,486)                                                  170,101,856
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.7%

Repurchase Agreement, Goldman Sachs &
Co., (collateralized by various U.S. Treasury
obligations, 7.125%-7.25%, 8/15/22-2/15/23,
valued at $3,060,712), in a joint trading
account at 1.47%, dated 12/31/04,
due 1/3/05 (Delivery value $3,000,368)
(Cost $3,000,000)                                                      3,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.4%
(Cost $141,293,486)                                                  173,101,856
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (0.4)%                                  (662,089)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $172,439,767
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

ORD = Foreign Ordinary Share

(1) Non-income producing.

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

DECEMBER 31, 2004
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $141,293,486)             $173,101,856
---------------------------------------------------------------
Cash                                                                    460,767
---------------------------------------------------------------
Receivable for investments sold                                          42,579
---------------------------------------------------------------
Dividends and interest receivable                                        91,219
--------------------------------------------------------------------------------
                                                                    173,696,421
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                     1,105,627
---------------------------------------------------------------
Accrued management fees                                                 132,666
---------------------------------------------------------------
Distribution fees payable                                                18,361
--------------------------------------------------------------------------------
                                                                      1,256,654
--------------------------------------------------------------------------------

NET ASSETS                                                         $172,439,767
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $155,600,799
---------------------------------------------------------------
Accumulated net realized loss on investment transactions            (14,969,402)
---------------------------------------------------------------
Net unrealized appreciation on investments                           31,808,370
--------------------------------------------------------------------------------
                                                                   $172,439,767
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $79,489,271
---------------------------------------------------------------
Shares outstanding                                                    7,826,880
---------------------------------------------------------------
Net asset value per share                                                $10.16
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $91,984,096
---------------------------------------------------------------
Shares outstanding                                                    9,084,625
---------------------------------------------------------------
Net asset value per share                                                $10.13
--------------------------------------------------------------------------------
CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                             $966,400
---------------------------------------------------------------
Shares outstanding                                                       95,215
---------------------------------------------------------------
Net asset value per share                                                $10.15
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
----------------------------------------------------------------
Dividends                                                           $ 1,278,645
----------------------------------------------------------------
Interest                                                                 31,615
--------------------------------------------------------------------------------
                                                                      1,310,260
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------------------------------------
Management fees                                                       1,190,699
----------------------------------------------------------------
Distribution fees - Class II                                            134,740
----------------------------------------------------------------
Directors' fees and expenses                                              2,487
----------------------------------------------------------------
Other expenses                                                              863
--------------------------------------------------------------------------------
                                                                      1,328,789
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                     (18,529)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investment transactions                         (2,876,285)
----------------------------------------------------------------
Change in net unrealized appreciation on investments                 17,043,422
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                     14,167,137
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $14,148,608
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                      2004          2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                   $    (18,529) $   (97,954)
--------------------------------------------------
Net realized loss                                       (2,876,285)  (1,499,811)
--------------------------------------------------
Change in net unrealized appreciation                   17,043,422   14,205,765
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations    14,148,608   12,608,000
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                              67,757,147   43,412,278
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                              81,905,755   56,020,278

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                     90,534,012   34,513,734
--------------------------------------------------------------------------------

End of period                                         $172,439,767  $90,534,012
================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is to seek long-term capital growth. The fund pursues this objective by investing primarily in equity securities of large companies that management believes will increase in value over time. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II and Class
III. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact the fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

(continued)

------
14

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2004, the fund has accumulated net realized capital loss carryovers for federal income tax purposes of $11,917,717 which may be used to offset future taxable gains. Capital loss carryovers of $536,838, $6,291,207,
$2,696,809 and $2,392,863 expire in 2009, 2010, 2011 and 2012, respectively.

The fund has elected to treat $27,217 of net capital losses and $413 of net foreign currency losses incurred in the two-month period ended December 31,
2004, as having been incurred in the following fiscal year for federal income tax purposes.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment manager's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment manager that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:

                                               CLASSES I & III      CLASS II
-------------------------------------------------------------------------------
STRATEGY ASSETS
-------------------------------------------------------------------------------
First $20 billion                                 1.000%             0.900%
-------------------------------------------------------------------------------
Next $10 billion                                  0.950%             0.850%
-------------------------------------------------------------------------------
Next $10 billion                                  0.925%             0.825%
-------------------------------------------------------------------------------
Next $10 billion                                  0.900%             0.800%
-------------------------------------------------------------------------------
Over $50 billion                                  0.875%             0.775%
-------------------------------------------------------------------------------

(continued)

------
15

Notes to Financial Statements

DECEMBER 31, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The effective annual management fee for each class of the fund for the year ended December 31, 2004 was 1.00%, 0.90%, and 1.00% for Class I, Class II, and
Class III, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets, and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the year ended December 31, 2004, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended December 31, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 2004, were $122,924,413 and $54,738,740, respectively.

As of December 31, 2004, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                                   $144,317,540
================================================================================
Gross tax appreciation of investments                              $29,996,478
--------------------------------------------------------------------
Gross tax depreciation of investments                               (1,212,162)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $28,784,316
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains  on return of capital dividends.

(continued)

------
16

Notes to Financial Statements

DECEMBER 31, 2004

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                            SHARES             AMOUNT
----------------------------------------------------------------------------
CLASS I
----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                         100,000,000
============================================================================
Sold                                        3,735,540        $35,341,701
---------------------------------------
Redeemed                                   (2,811,906)       (26,216,746)
----------------------------------------------------------------------------
Net increase                                  923,634        $ 9,124,955
============================================================================
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                         200,000,000
============================================================================
Sold                                        5,770,133        $47,241,809
---------------------------------------
Redeemed                                   (3,171,928)       (25,533,066)
----------------------------------------------------------------------------
Net increase                                2,598,205        $21,708,743
============================================================================
CLASS II
----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                          50,000,000
============================================================================
Sold                                        6,958,666        $65,484,970
---------------------------------------
Redeemed                                     (801,662)        (7,401,195)
----------------------------------------------------------------------------
Net increase                                6,157,004        $58,083,775
============================================================================
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                         100,000,000
============================================================================
Sold                                        2,790,207        $23,622,206
---------------------------------------
Redeemed                                     (221,397)        (1,930,685)
----------------------------------------------------------------------------
Net increase                                2,568,810        $21,691,521
============================================================================
CLASS III
----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                          50,000,000
============================================================================
Sold                                          126,524         $1,178,538
---------------------------------------
Redeemed                                      (68,242)          (630,121)(1)
----------------------------------------------------------------------------
Net increase                                   58,282         $  548,417
============================================================================
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                         100,000,000
============================================================================
Sold                                           43,265           $342,306
---------------------------------------
Redeemed                                      (41,359)          (330,292)(2)
----------------------------------------------------------------------------
Net increase                                    1,906           $ 12,014
============================================================================

(1) Net of redemption fees of $1,361.

(2) Net of redemption fees of $716.

(continued)

------
17

Notes to Financial Statements

DECEMBER 31, 2004

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004.  The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions.  Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2004.

6. SUBSEQUENT EVENT

Effective January 1, 2005, American Century Services Corporation's name will change to American Century Services, LLC.

------
18

VP Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                     CLASS I
--------------------------------------------------------------------------------
                                    2004        2003       2002       2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $9.18       $7.35      $9.53       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income (Loss)(2)      --(3)    (0.01)      0.02           --(3)
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)             0.98        1.84      (2.18)       (0.47)
--------------------------------------------------------------------------------
  Total From
  Investment Operations              0.98        1.83      (2.16)       (0.47)
--------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income           --          --      (0.02)          --
--------------------------------------------------------------------------------
Net Asset Value, End of Period     $10.16       $9.18      $7.35        $9.53
================================================================================
  TOTAL RETURN(4)                   10.68%      24.90%    (22.71)%      (4.70)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                1.00%       1.01%       1.00%     1.00%(5)
-----------------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets                   0.05%     (0.15%)       0.19%     0.16%(5)
-----------------------------------
Portfolio Turnover Rate                45%        111%        168%          48%
-----------------------------------
Net Assets, End of Period
(in thousands)                     $79,489     $63,364     $31,621      $30,801
--------------------------------------------------------------------------------

(1) May 1, 2001 (inception) through December 31, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
19

VP Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                         CLASS II
--------------------------------------------------------------------------------
                                                2004       2003       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.16       $7.34       $9.16
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(2)                --(3)    (0.03)         --(3)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)      0.97        1.85       (1.81)
--------------------------------------------------------------------------------
  Total From Investment Operations             0.97        1.82       (1.81)
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                     --          --       (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.13       $9.16       $7.34
================================================================================
  TOTAL RETURN(4)                             10.59%      24.80%     (19.80)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.15%       1.16%     1.15%(5)
------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                 (0.10)%     (0.30)%     0.07%(5)
------------------------------------------
Portfolio Turnover Rate                          45%        111%      168%(6)
------------------------------------------
Net Assets, End of Period
(in thousands)                               $91,984     $26,831       $2,635
--------------------------------------------------------------------------------

(1) May 1, 2002 (commencement of sale) through December 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
20

VP Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                         CLASS III
--------------------------------------------------------------------------------
                                              2004         2003        2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $9.17        $7.34         $9.08
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income (Loss)(2)             0.01        (0.02)         0.01
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)     0.97         1.85         (1.74)
--------------------------------------------------------------------------------
  Total From Investment Operations            0.98         1.83         (1.73)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                    --           --         (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period              $10.15        $9.17         $7.34
================================================================================
  TOTAL RETURN(3)                            10.69%       24.93%       (19.02)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.00%        1.01%       1.00%(4)
-------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                  0.05%      (0.15)%       0.14%(4)
-------------------------------------------
Portfolio Turnover Rate                         45%         111%        168%(5)
-------------------------------------------
Net Assets, End of Period
(in thousands)                                 $966         $339           $257
--------------------------------------------------------------------------------

(1) May 13, 2002 (commencement of sale) through December 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
21

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
American Century Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VP Ultra Fund (the "Fund"), one of the funds comprising American Century Variable Portfolios, Inc., as of December 31, 2004,
and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VP
Ultra Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of
America.

Deloitte & Touche LLP
Kansas City, Missouri
February 9, 2005

------
22

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total numbers) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in a similar capacity for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 23

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company, a corporation engaged in the sale of bearings and power transmission products

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc
--------------------------------------------------------------------------------

(continued)

------
23

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers 40, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(December 1998 to January 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 45

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 13

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

(continued)

------
24

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Chairman, American Century Ventures, Inc. (April 2004 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACIM, ACIS and ACSC (September 1985 to
present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
DAVID H. REINMILLER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer

LENGTH OF TIME SERVED (YEARS): 3 and less than 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACSC and
ACIM (March 2001 to present); Vice President, ACSC (March 2000 to present); Vice
President, ACIM (March 2002 to present); Vice President, ACIS (March 2003 to present); Assistant General Counsel, ACSC (December 1996 to January 2001);
Associate General Counsel, ACSC (July 2001 to present)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-378-9878.

------
25

Share Class Information

Three classes of shares are authorized for sale by the fund: Class I, Class II and Class III.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

CLASS III shares are sold through insurance company separate accounts. Class III shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares. However, Class III shares have a 1.00%
redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------
26

Additional Information

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------
27

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
28

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
INVESTMENT MANAGER:  American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

0502

SH-ANN-41911

---------------------------------------------------------------------------------
DECEMBER 31, 2004

American Century Variable Portfolios
Annual Report

[photo of market line chart]
[photo of starfish]
[photo of bridge]

VP Value Fund

[american century investments logo and text logo]

VP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Value - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2004
                                        ----------------------
                                        AVERAGE ANNUAL RETURNS
-----------------------------------------------------------------------------
                                                      SINCE       INCEPTION
                               1 YEAR    5 YEARS    INCEPTION       DATE
-----------------------------------------------------------------------------
CLASS I                        14.33%    11.42%       11.28%       5/1/96
-----------------------------------------------------------------------------
RUSSELL 3000 VALUE INDEX       16.94%     6.10%       11.21%         --
-----------------------------------------------------------------------------
S&P 500 INDEX                  10.88%    -2.30%        9.08%         --
-----------------------------------------------------------------------------
LIPPER MULTI-CAP VALUE INDEX   14.91%     6.90%        9.80%         --
-----------------------------------------------------------------------------
Class II                       14.17%      --          8.72%       8/14/01
-----------------------------------------------------------------------------
Class III                      14.33%      --         10.51%       5/6/02
-----------------------------------------------------------------------------

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
2

VP Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made May 1, 1996

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended December 31
---------------------------------------------------------------------------------------------------
                    1996*    1997    1998     1999     2000      2001      2002     2003     2004
---------------------------------------------------------------------------------------------------
Class I            12.28%   26.08%   4.81%   -0.85%   18.14%    12.82%   -12.62%   28.96%   14.33%
---------------------------------------------------------------------------------------------------
Russell 3000
Value Index        14.42%   34.83%  13.50%    6.65%    8.04%    -4.33%   -15.18%   31.14%   16.94%
---------------------------------------------------------------------------------------------------
S&P 500 Index      14.92%   33.36%  28.58%   21.04%   -9.10%   -11.89%   -22.10%   28.68%   10.88%
---------------------------------------------------------------------------------------------------
Lipper Multi-Cap
Value Index        12.39%   26.91%   6.53%    5.94%    9.64%     1.30%   -17.61%   32.78%   14.91%
---------------------------------------------------------------------------------------------------

* From 5/1/96, the Class I inception date, to 12/31/96. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

VP Value - Portfolio Commentary

PORTFOLIO MANAGERS ON THE VP VALUE INVESTMENT TEAM: MICHAEL LISS, PHIL DAVIDSON
AND SCOTT MOORE.

PERFORMANCE SUMMARY

VP Value gained 14.33%* during the 12 months ended December 31, 2004, slightly trailing the Lipper Multi-Cap Value Index, which was up 14.91%.

Looking longer term, from the fund's inception on May 1, 1996, it has produced an average annualized total return of 11.28%, well ahead of the 9.80% figure posted by the Lipper Multi-Cap Value Index.

STOCKS UP AT START, END

Stocks started and finished well, but essentially moved sideways in the middle of 2004. The S&P 500 Index delivered positive results through February, but it was locked in a roughly 100-point trading range until November, amid worries about Iraq, terrorism, the economy and rising interest rates. In the fourth quarter, however, investors produced a strong stock market rally. The Nasdaq
Composite Index, where many  growth companies are listed, was up 14.87% for the fourth quarter, while  the S&P 500 Index gained 9.23%.

Against this backdrop, VP Value saw contributions to performance from every one of its sector stakes.

SUCCESS WITH FINANCIALS

Financial stocks, VP Value's largest sector weighting on average, contributed the most to performance. Investments in commercial banks and insurance companies were the most rewarding, led by Bank of America Corp. and MetLife Inc. Bank of
America Corp., the nation's third-largest bank by assets, strengthened its competitive position by acquiring FleetBoston Financial Corp. in April. MetLife, which reported a 21% increase in net income for the third quarter from a year earlier, doubled its annual dividend and authorized a new $1 billion stock repurchase plan.

Meanwhile, in the capital markets space, A.G. Edwards Inc., one of the country's largest retail brokerages, benefited from continued strong growth in asset

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                        12/31/04               6/30/04
--------------------------------------------------------------------------------
American International
Group, Inc.                               3.7%                  1.3%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                      2.7%                  3.5%
--------------------------------------------------------------------------------
Union Pacific Corp.                       2.5%                  3.5%
--------------------------------------------------------------------------------
New York Times Co.
(The) Cl A                                2.5%                  1.5%
--------------------------------------------------------------------------------
Republic Services,
Inc. Cl A                                 2.4%                  1.6%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                      2.3%                  1.2%
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                       2.2%                  2.4%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         2.2%                  2.7%
--------------------------------------------------------------------------------
Unilever N.V. New
York Shares                               2.2%                  1.8%
--------------------------------------------------------------------------------
Marsh & McLennan
Companies Inc.                            2.1%                  2.5%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Class I shares.

                                                             (continued)

------
4

VP Value - Portfolio Commentary

management revenues, while Freddie Mac, a strong contributor, led our investments in thrifts and mortgage finance companies.

The financial sector also held our largest detractor, Marsh & McLennan
Companies, Inc. The shares of the world's largest insurance broker fell sharply during the fourth quarter when the company was accused of bid-rigging and steering work to a select group of insurers. We continue to hold the position.

STRENGTH AMONG INDUSTRIALS

Industrials were another source for results. Investments in aerospace and defense businesses were led by Raytheon Co., which improved its operational performance while also reporting strong defense system sales. Our standout in the commercial services field was Republic Services Inc., a leading provider of solid waste management services for commercial, industrial, municipal and residential customers in 22 states. During the period, Republic Services approved a plan to return more cash to shareholders by doubling its dividend and increasing its share buy-back program.

Electrical equipment makers also added to performance, particularly American
Power Conversion Corp., a maker of power-protection equipment that ensures uninterrupted power supplies to computer networks and sensitive electronic equipment.

ENERGY A PLUS

With energy prices rising over much of the period, energy stocks were another plus. Exxon Mobil Corp. was our largest contributor, with BP PLC also delivering strong results.

INFORMATION TECHNOLOGY: MIXED PERFORMANCE

VP Value's investments in technology-based companies held both success and disappointment. While the sector contributed to performance, it held two of our largest detractors, Synopsys Inc. and AVX Corp. Synopsis, which provides software for semiconductor manufacturers, declined steeply in August after indicating that lower bookings would cause its fiscal year results to fall short of expectations. Electrical equipment maker AVX was hurt by lower sales outlooks over the period. We continue to own both positions.

LOOKING AHEAD

We will continue to adhere to our discipline of seeking well-managed companies that appear to be temporarily undervalued for reasons unrelated to the firms'
fundamental or financial health.

TOP FIVE INDUSTRIES
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                        12/31/04               6/30/04
--------------------------------------------------------------------------------
Insurance                                10.9%                 11.7%
--------------------------------------------------------------------------------
Commercial Banks                          6.6%                  7.9%
--------------------------------------------------------------------------------
Oil & Gas                                 6.4%                  6.6%
--------------------------------------------------------------------------------
Food Products                             5.7%                  5.7%
--------------------------------------------------------------------------------
Media                                     4.5%                  3.3%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        12/31/04               6/30/04
--------------------------------------------------------------------------------
Common Stocks
& Options                                95.2%                  97.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               4.8%                   2.3%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                   EXPENSES PAID
                     BEGINNING        ENDING      DURING PERIOD*   ANNUALIZED
                    ACCOUNT VALUE  ACCOUNT VALUE     7/1/04 -        EXPENSE
                       7/1/04        12/31/04        12/31/04        RATIO*
-------------------------------------------------------------------------------
VP VALUE SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------
ACTUAL
-------------------------------------------------------------------------------
Class I                $1,000       $1,076.30        $4.85           0.93%
-------------------------------------------------------------------------------
Class II               $1,000       $1,075.00        $5.63           1.08%
-------------------------------------------------------------------------------
Class III              $1,000       $1,076.30        $4.85           0.93%
-------------------------------------------------------------------------------
HYPOTHETICAL
-------------------------------------------------------------------------------
Class I                $1,000       $1,020.46        $4.72           0.93%
-------------------------------------------------------------------------------
Class II               $1,000       $1,019.71        $5.48           1.08%
-------------------------------------------------------------------------------
Class III              $1,000       $1,020.46        $4.72           0.93%
-------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
7

VP Value - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS - 95.5%

AEROSPACE & DEFENSE - 2.4%
--------------------------------------------------------------------------------
1,276,100    Honeywell International Inc.                         $   45,186,702
--------------------------------------------------------------------------------
  341,168    Northrop Grumman Corp.                                   18,545,892
--------------------------------------------------------------------------------
                                                                      63,732,594
--------------------------------------------------------------------------------
AUTO COMPONENTS - 0.8%
--------------------------------------------------------------------------------
1,019,739    TRW Automotive
             Holdings Corp.(1)                                        21,108,597
--------------------------------------------------------------------------------
AUTOMOBILES - 1.1%
--------------------------------------------------------------------------------
  716,100    Toyota Motor Corp. ORD                                   29,167,191
--------------------------------------------------------------------------------
BEVERAGES - 3.7%
--------------------------------------------------------------------------------
  658,200    Anheuser-Busch
             Companies, Inc.                                          33,390,486
--------------------------------------------------------------------------------
  502,300    Coca-Cola Company (The)                                  20,910,749
--------------------------------------------------------------------------------
1,154,700    Coca-Cola Enterprises                                    24,075,495
--------------------------------------------------------------------------------
  401,100    PepsiCo, Inc.                                            20,937,420
--------------------------------------------------------------------------------
                                                                      99,314,150
--------------------------------------------------------------------------------
CAPITAL MARKETS - 3.0%
--------------------------------------------------------------------------------
  551,108    Edwards (A.G.), Inc.                                     23,813,377
--------------------------------------------------------------------------------
  460,900    Merrill Lynch & Co., Inc.                                27,547,993
--------------------------------------------------------------------------------
  507,300    Morgan Stanley                                           28,165,296
--------------------------------------------------------------------------------
                                                                      79,526,666
--------------------------------------------------------------------------------
CHEMICALS - 1.3%
--------------------------------------------------------------------------------
  424,000    du Pont (E.I.) de
             Nemours & Co.                                            20,797,200
--------------------------------------------------------------------------------
  214,749    Minerals Technologies Inc.                               14,323,758
--------------------------------------------------------------------------------
                                                                      35,120,958
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 6.6%
--------------------------------------------------------------------------------
1,025,300    Bank of America Corp.                                    48,178,847
--------------------------------------------------------------------------------
  241,300    BB&T Corporation                                         10,146,665
--------------------------------------------------------------------------------
  234,200    Marshall & Ilsley Corp.                                  10,351,640
--------------------------------------------------------------------------------
  975,597    SunTrust Banks, Inc.                                     72,077,107
--------------------------------------------------------------------------------
  488,300    U.S. Bancorp                                             15,293,556
--------------------------------------------------------------------------------
  310,049    Zions Bancorporation                                     21,092,633
--------------------------------------------------------------------------------
                                                                     177,140,448
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 4.1%
--------------------------------------------------------------------------------
1,943,563    Republic Services, Inc. Cl A                             65,187,103
--------------------------------------------------------------------------------
1,503,917    Waste Management, Inc.                                   45,027,275
--------------------------------------------------------------------------------
                                                                     110,214,378
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.7%
--------------------------------------------------------------------------------
1,169,400    Nokia Oyj ADR                                            18,324,498
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 0.6%
--------------------------------------------------------------------------------
  153,000    International Business
             Machines Corp.                                           15,082,740
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 1.5%
--------------------------------------------------------------------------------
  751,704    Martin Marietta Materials, Inc.                          40,336,437
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

DIVERSIFIED - 2.0%
--------------------------------------------------------------------------------
  450,800    Standard and Poor's 500
             Depositary Receipt                                   $   54,501,720
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.8%
--------------------------------------------------------------------------------
1,000,600    Citigroup Inc.                                           48,208,908
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.0%
--------------------------------------------------------------------------------
  398,767    Commonwealth Telephone
             Enterprise Inc.(1)                                       19,802,769
--------------------------------------------------------------------------------
  560,128    SBC Communications Inc.                                  14,434,499
--------------------------------------------------------------------------------
  512,100    Verizon Communications                                   20,745,171
--------------------------------------------------------------------------------
                                                                      54,982,439
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.1%
--------------------------------------------------------------------------------
  417,283    FPL Group, Inc.                                          31,191,904
--------------------------------------------------------------------------------
  709,700    Wisconsin Energy Corp.                                   23,923,987
--------------------------------------------------------------------------------
                                                                      55,115,891
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.3%
--------------------------------------------------------------------------------
  190,200    American Power
             Conversion Corp.                                          4,070,280
--------------------------------------------------------------------------------
  437,600    Emerson Electric Co.                                     30,675,760
--------------------------------------------------------------------------------
                                                                      34,746,040
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
--------------------------------------------------------------------------------
3,274,310    AVX Corp.                                                41,256,306
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 0.4%
--------------------------------------------------------------------------------
  323,200    Global SantaFe Corp.                                     10,701,152
--------------------------------------------------------------------------------
FOOD PRODUCTS - 5.7%
--------------------------------------------------------------------------------
  670,336    Campbell Soup Company                                    20,036,343
-------------------------------------------------------------------------------
  411,758    General Mills, Inc.                                      20,468,490
-------------------------------------------------------------------------------
1,548,800    Kraft Foods Inc.                                         55,152,768
--------------------------------------------------------------------------------
  870,700    Unilever N.V. New York Shares                            58,084,397
--------------------------------------------------------------------------------
                                                                     153,741,998
--------------------------------------------------------------------------------
GAS UTILITIES - 2.0%
--------------------------------------------------------------------------------
  763,661    AGL Resources Inc.                                       25,384,092
--------------------------------------------------------------------------------
  948,300    WGL Holdings Inc.                                        29,245,572
--------------------------------------------------------------------------------
                                                                      54,629,664
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
--------------------------------------------------------------------------------
   66,200    Beckman Coulter Inc.                                      4,434,738
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 3.0%
--------------------------------------------------------------------------------
  882,800    HCA Inc.                                                 35,276,688
--------------------------------------------------------------------------------
1,024,500    Universal Health
             Services, Inc. Cl B                                      45,590,250
--------------------------------------------------------------------------------
                                                                      80,866,938
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 4.0%
--------------------------------------------------------------------------------
1,443,443    Brinker International, Inc.(1)                           50,621,546
--------------------------------------------------------------------------------
  714,981    Outback Steakhouse, Inc.                                 32,731,830
--------------------------------------------------------------------------------
  269,996    Speedway Motorsports Inc.                                10,578,443
--------------------------------------------------------------------------------
  355,500    Wendy's International, Inc.                              13,956,930
--------------------------------------------------------------------------------
                                                                     107,888,749
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

VP Value - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                  Value
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES - 1.6%
--------------------------------------------------------------------------------
  428,700    Newell Rubbermaid Inc.                               $   10,370,253
--------------------------------------------------------------------------------
  479,741    Whirlpool Corp.                                          33,202,875
--------------------------------------------------------------------------------
                                                                      43,573,128
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 2.3%
--------------------------------------------------------------------------------
  938,700    Kimberly-Clark Corp.                                     61,775,847
--------------------------------------------------------------------------------
INSURANCE - 10.9%
--------------------------------------------------------------------------------
1,503,418    American International
             Group, Inc.                                              98,729,459
--------------------------------------------------------------------------------
      414    Berkshire Hathaway
             Inc. Cl A(1)                                             36,390,600
--------------------------------------------------------------------------------
  369,618    Chubb Corp.                                              28,423,624
--------------------------------------------------------------------------------
1,041,158    Horace Mann Educators Corp.                              19,865,295
--------------------------------------------------------------------------------
  529,100    Jefferson-Pilot Corp.                                    27,492,036
--------------------------------------------------------------------------------
1,677,422    Marsh & McLennan
             Companies Inc.                                           55,187,184
--------------------------------------------------------------------------------
  696,862    MetLife, Inc.                                            28,229,880
--------------------------------------------------------------------------------
                                                                     294,318,078
--------------------------------------------------------------------------------
IT SERVICES - 0.8%
--------------------------------------------------------------------------------
  407,472    DST Systems, Inc.(1)                                     21,237,441
--------------------------------------------------------------------------------
MACHINERY - 0.9%
--------------------------------------------------------------------------------
  549,410    Dover Corp.                                              23,042,255
--------------------------------------------------------------------------------
MEDIA - 4.5%
--------------------------------------------------------------------------------
  123,658    ADVO, Inc.                                                4,408,408
--------------------------------------------------------------------------------
  358,249    Dow Jones & Co. Inc.                                     15,426,202
--------------------------------------------------------------------------------
1,641,633    New York Times Co.
             (The) Cl A                                               66,978,627
--------------------------------------------------------------------------------
  494,382    Tribune Co.                                              20,833,257
--------------------------------------------------------------------------------
  395,200    Valassis Communications, Inc.(1)                         13,835,952
--------------------------------------------------------------------------------
                                                                     121,482,446
--------------------------------------------------------------------------------
MULTILINE RETAIL - 1.1%
--------------------------------------------------------------------------------
1,386,464    Dollar General Corp.                                     28,796,857
--------------------------------------------------------------------------------
OIL & GAS - 6.4%
--------------------------------------------------------------------------------
  539,200    BP plc ADR                                               31,489,280
--------------------------------------------------------------------------------
  273,500    ConocoPhillips                                           23,748,005
--------------------------------------------------------------------------------
1,138,000    Exxon Mobil Corp.                                        58,333,880
--------------------------------------------------------------------------------
1,034,513    Royal Dutch Petroleum
             Co. New York Shares                                      59,360,356
--------------------------------------------------------------------------------
                                                                     172,931,521
--------------------------------------------------------------------------------
PHARMACEUTICALS - 4.3%
--------------------------------------------------------------------------------
  296,700    Abbott Laboratories                                      13,841,055
--------------------------------------------------------------------------------
1,142,124    Bristol-Myers Squibb Co.(2)                              29,261,217
--------------------------------------------------------------------------------
  847,683    Merck & Co., Inc.                                        27,244,532
--------------------------------------------------------------------------------
  631,800    Pfizer, Inc.                                             16,989,102
--------------------------------------------------------------------------------
  857,420    Watson Pharmaceuticals, Inc.(1)                          28,131,950
--------------------------------------------------------------------------------
                                                                     115,467,856
--------------------------------------------------------------------------------
ROAD & RAIL - 2.5%
--------------------------------------------------------------------------------
  997,565    Union Pacific Corp.                                      67,086,246
--------------------------------------------------------------------------------
SEMICONDUCTORS &  SEMICONDUCTOR EQUIPMENT - 0.9%
--------------------------------------------------------------------------------
1,016,382    Intel Corp.                                          $   23,773,175
--------------------------------------------------------------------------------
SOFTWARE - 3.3%
--------------------------------------------------------------------------------
      532    Computer Associates
             International, Inc.                                          16,524
--------------------------------------------------------------------------------
  561,900    Microsoft Corporation                                    15,008,349
--------------------------------------------------------------------------------
1,413,665    Reynolds & Reynolds Co. Cl A                             37,476,259
--------------------------------------------------------------------------------
1,913,560    Synopsys, Inc.(1)                                        37,544,047
--------------------------------------------------------------------------------
                                                                      90,045,179
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.1%
--------------------------------------------------------------------------------
  739,000    Gap, Inc. (The)                                          15,607,680
--------------------------------------------------------------------------------
  337,353    Sherwin-Williams Co.                                     15,056,064
--------------------------------------------------------------------------------
                                                                      30,663,744
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 1.1%
--------------------------------------------------------------------------------
  796,619    Jones Apparel Group, Inc.                                29,132,357
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 2.0%
--------------------------------------------------------------------------------
  513,167    Freddie Mac                                              37,820,408
--------------------------------------------------------------------------------
  217,322    MGIC Investment Corp.                                    14,975,659
--------------------------------------------------------------------------------
                                                                      52,796,067
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $2,222,090,177)                                              2,566,265,397
--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS(3)

CONTRACTS
--------------------------------------------------------------------------------
   11,418    Bristol-Myers Squibb Co., strike
             at $22.50, expires 6/18/05
(Cost $1,647,165)                                                        656,535
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 4.8%
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury
obligations, 7.125%-7.25%, 8/15/22-2/15/23,
valued at $4,795,116), in a joint trading
account at 1.47%, dated 12/31/04,
due 1/3/05 (Delivery value $4,700,576)                                 4,700,000
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.50%, 11/15/16,
valued at $128,654,936), in a joint trading
account at 1.45%, dated 12/31/04,
due 1/3/05 (Delivery value $125,215,128)                             125,200,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $129,900,000)                                                  129,900,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES - 100.3%
(Cost $2,353,637,342)                                              2,696,821,932
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (0.3)%                                (8,068,736)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $2,688,753,196
================================================================================

See Notes to Financial Statements.                                  (continued)

------
9

VP Value - Schedule of Investments

DECEMBER 31, 2004

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

   Contracts to Sell          Settlement Date      Value         Unrealized Loss
--------------------------------------------------------------------------------
    36,388,048 Euro for USD       1/31/05       $ 49,436,922      $(1,132,875)
--------------------------------------------------------------------------------
    36,348,908 Euro for USD       1/31/05         49,383,746       (1,083,398)
--------------------------------------------------------------------------------
    26,733,539 Euro for USD       1/31/05         36,320,275         (845,248)
--------------------------------------------------------------------------------
     8,849,257 GBP for USD        1/31/05         16,949,358         (284,340)
--------------------------------------------------------------------------------
     7,384,672 GBP for USD        1/31/05         14,144,176         (219,412)
--------------------------------------------------------------------------------
 2,075,257,800 JPY for USD        1/31/05         20,309,918         (102,385)
--------------------------------------------------------------------------------
                                                $186,544,395      $(3,667,658)
                                                ================================

(Value on Settlement Date $182,876,737)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging).  The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

GBP = British Pound

JPY = Japanese Yen

ORD = Foreign Ordinary Share

USD = United States Dollars.

(1) Non-income producing.

(2) Security, or a portion thereof, is being held in conjunction with a purchased put option.

(3) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

DECEMBER 31, 2004
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $2,353,637,342)         $2,696,821,932
-----------------------------------------------------------
Cash                                                                     76,669
-----------------------------------------------------------
Receivable for investments sold                                       7,826,518
-----------------------------------------------------------
Dividends and interest receivable                                     2,835,783
--------------------------------------------------------------------------------
                                                                  2,707,560,902
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                    13,023,241
-----------------------------------------------------------
Payable for forward foreign currency exchange contracts               3,667,658
-----------------------------------------------------------
Accrued management fees                                               2,028,630
-----------------------------------------------------------
Distribution fees payable                                                88,177
--------------------------------------------------------------------------------
                                                                     18,807,706
--------------------------------------------------------------------------------

NET ASSETS                                                       $2,688,753,196
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                          $2,128,168,869
-----------------------------------------------------------
Undistributed net investment income                                  17,233,612
-----------------------------------------------------------
Undistributed net realized gain on investment
and foreign currency transactions                                   203,833,783
-----------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities in foreign currencies         339,516,932
--------------------------------------------------------------------------------
                                                                 $2,688,753,196
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                       $2,248,901,970
-----------------------------------------------------------
Shares outstanding                                                  256,968,039
-----------------------------------------------------------
Net asset value per share                                                 $8.75
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $433,464,538
-----------------------------------------------------------
Shares outstanding                                                   49,578,201
-----------------------------------------------------------
Net asset value per share                                                 $8.74
--------------------------------------------------------------------------------
CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $6,386,688
-----------------------------------------------------------
Shares outstanding                                                      729,778
-----------------------------------------------------------
Net asset value per share                                                 $8.75
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

YEAR ENDED DECEMBER 31, 2004

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Dividends (net of foreign taxes withheld of $769,602)              $ 48,236,859
--------------------------------------------------------------
Interest                                                                888,041
--------------------------------------------------------------------------------
                                                                     49,124,900
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------
Management fees                                                      21,608,659
--------------------------------------------------------------
Distribution fees - Class II                                            783,240
--------------------------------------------------------------
Directors' fees and expenses                                             38,118
--------------------------------------------------------------
Other expenses                                                           17,963
--------------------------------------------------------------------------------
                                                                     22,447,980
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                26,676,920
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
--------------------------------------------------------------
Investment transactions                                             265,417,065
--------------------------------------------------------------
Foreign currency transactions                                        (9,061,564)
--------------------------------------------------------------------------------
                                                                    256,355,501
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
--------------------------------------------------------------
Investments                                                          47,085,296
--------------------------------------------------------------
Translation of assets and liabilities in foreign currencies          (3,725,170)
--------------------------------------------------------------------------------
                                                                     43,360,126
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                    299,715,627
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $326,392,547
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2004  AND  DECEMBER 31, 2003
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                               2004               2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                         $   26,676,920     $   23,161,953
-------------------------------------------
Net realized gain                                256,355,501        106,185,444
-------------------------------------------
Change in net unrealized appreciation             43,360,126        326,711,971
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                        326,392,547        456,059,368
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-------------------------------------------
  Class I                                        (20,153,212)       (16,414,513)
-------------------------------------------
  Class II                                        (2,176,260)          (955,890)
-------------------------------------------
  Class III                                          (25,471)            (7,827)
-------------------------------------------
From net realized gains:
-------------------------------------------
  Class I                                        (15,633,098)                --
-------------------------------------------
  Class II                                        (1,997,564)                --
-------------------------------------------
  Class III                                          (19,758)                --
--------------------------------------------------------------------------------
Decrease in net assets from distributions        (40,005,363)       (17,378,230)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                       262,826,128        152,240,223
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                       549,213,312        590,921,361
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                            2,139,539,884      1,548,618,523
--------------------------------------------------------------------------------
End of period                                 $2,688,753,196     $2,139,539,884
================================================================================

Undistributed net investment income              $17,233,612        $21,973,199
================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is long-term capital growth. Income is a secondary objective. The fund pursues its investment objective by investing primarily in equity securities of companies management believes to be undervalued at the time of purchase. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II and Class
III. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact the fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES AND OPTIONS CONTRACTS -- The fund may enter into futures contracts and purchase put options in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts and options is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Options purchased by the fund are accounted for in the same manner as marketable portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put options. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund.
The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund

                                                                   (continued)

------
14

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The fund has elected to treat $5,917,156 of net foreign currency losses and
$185,183 of net capital losses incurred in the two-month period ended December
31, 2004, as having been incurred in the following fiscal year for federal income tax purposes.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is

                                                                    (continued)

------
15

Notes to Financial Statements

DECEMBER 31, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

determined by applying a fee rate calculation formula. This formula takes into account all of the investment manager's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment manager that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:

-------------------------------------------------------------------------------
                                        CLASSES I & III       CLASS II
-------------------------------------------------------------------------------
STRATEGY ASSETS
-------------------------------------------------------------------------------
First $500 million                          1.00%              0.90%
-------------------------------------------------------------------------------
Next $500 million                           0.95%              0.85%
-------------------------------------------------------------------------------
Over $1 billion                             0.90%              0.80%
-------------------------------------------------------------------------------

The effective annual management fee for the year ended December 31, 2004 was
0.93%, 0.83%, and 0.93% for Class I, Class II, and Class III, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the year ended December 31, 2004, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended December 31, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 2004, were $3,367,955,992 and $3,194,840,055, respectively.

As of December 31, 2004, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                 $2,429,652,975
================================================================================
Gross tax appreciation of investments                             $302,715,744
--------------------------------------------------------------
Gross tax depreciation of investments                              (35,546,787)
--------------------------------------------------------------------------------
Net tax appreciation of investments                               $267,168,957
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                                                    (continued)

------
16

Notes to Financial Statements

DECEMBER 31, 2004

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                SHARES              AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                            650,000,000
================================================================================
Sold                                          32,748,486        $263,688,761
-----------------------------------------
Issued in reinvestment of distributions        4,467,704          35,786,310
-----------------------------------------
Redeemed                                     (26,699,973)       (213,987,585)
--------------------------------------------------------------------------------

Net increase                                  10,516,217         $85,487,486
================================================================================
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                            500,000,000
================================================================================
Sold                                          56,209,783        $374,051,568
-----------------------------------------
Issued in reinvestment of distributions        3,034,106          16,414,513
-----------------------------------------
Redeemed                                     (52,331,377)       (336,610,636)
--------------------------------------------------------------------------------
Net increase                                   6,912,512         $53,855,445
================================================================================
CLASS II
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                            150,000,000
================================================================================
Sold                                          23,157,735        $186,310,782
-----------------------------------------
Issued in reinvestment of distributions          521,077           4,173,824
-----------------------------------------
Redeemed                                      (2,136,579)        (17,125,171)
--------------------------------------------------------------------------------
Net increase                                  21,542,233        $173,359,435
================================================================================
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                            100,000,000
================================================================================
Sold                                          14,880,290        $100,119,973
-----------------------------------------
Issued in reinvestment of distributions          176,690             955,890
-----------------------------------------
Redeemed                                        (603,643)         (3,901,251)
--------------------------------------------------------------------------------
Net increase                                  14,453,337         $97,174,612
================================================================================
CLASS III
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                             50,000,000
================================================================================
Sold                                             687,131          $5,516,058
-----------------------------------------
Issued in reinvestment of distributions            5,647              45,229
-----------------------------------------
Redeemed                                        (196,593)         (1,582,080)(1)
--------------------------------------------------------------------------------
Net increase                                     496,185          $3,979,207
================================================================================
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                            100,000,000
================================================================================
Sold                                             317,372          $2,161,508
-----------------------------------------
Issued in reinvestment of distributions            1,447               7,827
-----------------------------------------
Redeemed                                        (143,379)           (959,169)(2)
--------------------------------------------------------------------------------
Net increase                                     175,440          $1,210,166
================================================================================

(1) Net of redemption fees of $3,336.

(2) Net of redemption fees of $1,888.

(continued)

------
17

Notes to Financial Statements

DECEMBER 31, 2004

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2004.

6. SUBSEQUENT EVENT

Effective January 1, 2005, American Century Services Corporation's name will change to American Century Services, LLC.

7. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $22,354,943 of qualified dividend income for the fiscal year ended December 31, 2004.

The fund hereby designates $17,624,877 of capital gain dividends, respectively, for the fiscal year ended December 31, 2004.

For corporate taxpayers, 100.00% of the ordinary income distributions paid during the fiscal year ended December 31, 2004, qualify for the corporate dividends received deduction.

------
18

VP Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31
------------------------------------------------------------------------------------------------------
                                                                      CLASS I
------------------------------------------------------------------------------------------------------
                                              2004         2003         2002         2001       2000
------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $7.79        $6.12       $7.44        $6.67       $5.95
------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income                       0.09(1)      0.09(1)     0.08(1)      0.08(1)     0.08
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)     1.01         1.65       (0.95)        0.77        0.90
------------------------------------------------------------------------------------------------------
  Total From Investment Operations            1.10         1.74       (0.87)        0.85        0.98
------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                 (0.08)       (0.07)      (0.06)       (0.08)      (0.07)
-----------------------------------------
  From Net Realized Gains                    (0.06)          --       (0.39)          --       (0.19)
------------------------------------------------------------------------------------------------------
  Total Distributions                        (0.14)       (0.07)      (0.45)       (0.08)      (0.26)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $8.75        $7.79       $6.12        $7.44       $6.67
======================================================================================================
  TOTAL RETURN(2)                            14.33%       28.96%     (12.62)%      12.82%      18.14%

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         0.93%        0.95%        0.95%       0.97%       1.00%
-----------------------------------------
Ratio of Net Investment
Income to Average Net Assets                  1.16%        1.37%        1.17%       1.28%       1.81%
-----------------------------------------
Portfolio Turnover Rate                        139%         109%         106%        174%        159%
-----------------------------------------
Net Assets, End of Period
(in thousands)                           $2,248,902   $1,919,580   $1,465,287  $1,424,235    $672,214
------------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
19

VP Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                     CLASS II
--------------------------------------------------------------------------------
                                        2004      2003     2002        2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                     $7.78     $6.11    $7.44       $7.19
-------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income(2)               0.08      0.08     0.07        0.02
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 1.01      1.65    (0.95)       0.23
--------------------------------------------------------------------------------
  Total From Investment Operations       1.09      1.73    (0.88)       0.25
--------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income            (0.07)    (0.06)   (0.06)         --
------------------------------------
  From Net Realized Gains               (0.06)       --    (0.39)         --
--------------------------------------------------------------------------------
  Total Distributions                   (0.13)    (0.06)   (0.45)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period          $8.74     $7.78    $6.11       $7.44
================================================================================
  TOTAL RETURN(3)                       14.17%    28.81%  (12.81)%      3.48%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    1.08%     1.10%     1.10%   1.11%(4)
------------------------------------
Ratio of Net Investment
Income to Average Net Assets             1.01%     1.22%     1.02%   0.81%(4)
------------------------------------
Portfolio Turnover Rate                   139%      109%      106%    174%(5)
------------------------------------
Net Assets, End of Period
(in thousands)                        $433,465  $218,141   $82,976    $17,145
--------------------------------------------------------------------------------

(1) August 14, 2001 (commencement of sale) through December 31, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

------
20

VP Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                          CLASS III
--------------------------------------------------------------------------------
                                                 2004       2003       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $7.79      $6.12       $6.92
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income(2)                       0.09       0.09        0.06
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)        1.01       1.65       (0.86)
--------------------------------------------------------------------------------
  Total From Investment Operations               1.10       1.74       (0.80)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                    (0.08)     (0.07)         --
-------------------------------------------
  From Net Realized Gains                       (0.06)        --          --
--------------------------------------------------------------------------------
  Total Distributions                           (0.14)     (0.07)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $8.75      $7.79       $6.12
================================================================================
  TOTAL RETURN(3)                               14.33%     28.96%     (11.56)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            0.93%      0.95%     0.95%(4)
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                            1.16%      1.37%     1.50%(4)
-------------------------------------------
Portfolio Turnover Rate                           139%       109%      106%(5)
-------------------------------------------
Net Assets, End of Period (in thousands)        $6,387     $1,819         $356
--------------------------------------------------------------------------------

(1) May 6, 2002 (commencement of sale) through December 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
21

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
American Century Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VP Value Fund (the "Fund"), one of the funds comprising American Century Variable Portfolios, Inc., as of December 31, 2004,
and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VP
Value Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of
America.

Deloitte & Touche LLP
Kansas City, Missouri
February 9, 2005

------
22

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total numbers) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in a similar capacity for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 23

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company, a corporation engaged in the sale of bearings and power transmission products

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc
--------------------------------------------------------------------------------

(continued)

------
23

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers 40, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(December 1998 to January 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 45

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 13

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

(continued)

------
24

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Chairman, American Century Ventures, Inc. (April 2004 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACIM, ACIS and ACSC (September 1985 to
present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
DAVID H. REINMILLER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer

LENGTH OF TIME SERVED (YEARS): 3 and less than 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACSC and
ACIM (March 2001 to present); Vice President, ACSC (March 2000 to present); Vice
President, ACIM (March 2002 to present); Vice President, ACIS (March 2003 to present); Assistant General Counsel, ACSC (December 1996 to January 2001);
Associate General Counsel, ACSC (July 2001 to present)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-378-9878.

------
25

Share Class Information

Three classes of shares are authorized for sale by the fund: Class I, Class II, and Class III.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

CLASS III shares are sold through insurance company separate accounts. Class III shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares. However, Class III shares have a 1.00%
redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------
26

Additional Information

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------
27

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LIPPER MULTI-CAP VALUE INDEX is an equally-weighted index of, typically, the
30 largest mutual funds that use a value investment strategy to purchase securities of companies of all market capitalizations.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion;
the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million.
The RUSSELL 3000(reg.tm) VALUE INDEX measures the performance of those Russell
3000 Index companies (the 3,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
28

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

0502
SH-ANN-41908

[front cover]

DECEMBER 31, 2004

[photo of market line chart]
[photo of starfish]
[photo of bridge]

American Century Variable Portfolios
Annual Report

VP Vista Fund

[american century investments logo and text logo]

VP VISTA

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Vista - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2004
                                                --------------
                                                AVERAGE ANNUAL
                                                   RETURNS
--------------------------------------------------------------------------------
                                                    SINCE         INCEPTION
                                    1 YEAR        INCEPTION         DATE
--------------------------------------------------------------------------------
CLASS I                             15.62%          9.46%        10/5/2001
--------------------------------------------------------------------------------

RUSSELL MIDCAP GROWTH INDEX         15.48%         11.96%           --
--------------------------------------------------------------------------------

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 LIFE OF CLASS

$10,000 investment made October 5, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended December 31
--------------------------------------------------------------------------------
                                   2001*      2002       2003       2004
--------------------------------------------------------------------------------
Class I                           1.50%    -19.70%      42.21%     15.62%
--------------------------------------------------------------------------------
Russell Midcap Growth Index      20.49%    -27.41%      42.71%     15.48%
--------------------------------------------------------------------------------

* From 10/5/01, the fund's inception date, through 12/31/01. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

VP Vista - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE VP VISTA INVESTMENT TEAM: GLENN FOGLE AND DAVID M.
HOLLOND.

VP Vista gained 15.62%* in the twelve months ended December 31, 2004, outperforming its benchmark, the Russell Midcap Growth Index, which rose 15.48%.
VP Vista also surpassed the 14.75% average return of its Lipper Mid-Cap Growth peer group.

During the year, VP Vista's management team changed. Portfolio manager David
Rose moved to another American Century team in March. David Hollond, who has been an analyst on the VP Vista team since 1998, was promoted to portfolio manager.

MARKET REVIEW

The stock market started the year with the wind at its back as strong economic growth and the upswing in stock returns in the last three months of 2003 carried into the new year. But stock market gains eroded over the summer as the economy moved through a softer period of growth, the Federal Reserve raised short-term interest rates, uncertainty about the presidential election grew, and the price of oil surged. However, a decline in oil prices and a decisive resolution of the
U.S. presidential election helped fuel a fourth-quarter rally that drove stocks to their first back-to-back annual gains since 1998-1999.

Against this backdrop, VP Vista's outperformance relative to the benchmark was largely attributable to investments in the information technology and health care sectors.

SUCCESSES & SETBACKS

For most of the year, information technology stocks struggled, but an underweight position and effective stock selection drove VP Vista's information technology position to better returns than its benchmark's. Research In Motion was the portfolio's top contributor as the company posted strong profits on brisk sales of its BlackBerry(reg.tm) wireless e-mail device.

Semiconductor stocks started the year strong, but finished as one of the market's worst-performing industries. Although VP Vista was underweight this group for most of the year, a position in National Semiconductor detracted from returns.

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                           % OF                  % OF
                                        NET ASSETS            NET ASSETS
                                           AS OF                 AS OF
                                         12/31/04               6/30/04
--------------------------------------------------------------------------------
NII Holdings Inc. Cl B                    3.4%                  2.0%
--------------------------------------------------------------------------------
TXU Corp.                                 2.9%                    --
--------------------------------------------------------------------------------
Chicago Mercantile
Exchange Holdings Inc.                    2.8%                  0.7%
--------------------------------------------------------------------------------
TIBCO Software Inc.                       2.6%                    --
--------------------------------------------------------------------------------
Aetna Inc.                                2.5%                  1.7%
--------------------------------------------------------------------------------
Boyd Gaming Corp.                         2.2%                    --
--------------------------------------------------------------------------------
Yellow Roadway Corp.                      2.1%                  1.1%
--------------------------------------------------------------------------------
Pentair, Inc.                             2.1%                    --
--------------------------------------------------------------------------------
Rockwell Automation Inc.                  2.1%                    --
--------------------------------------------------------------------------------
Alamosa Holdings Inc.                     2.0%                    --
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Class I shares.

(continued)

------
3

VP Vista - Portfolio Commentary

VP Vista's health care stake also led the portfolio's advance. Aetna was a top contributor as its earnings soared, buoyed by profitable enrollment growth and a tax refund.

Within VP Vista's financial stake, Chicago Mercantile Exchange Holdings was among the standouts as trading volume and profits grew at the country's largest futures exchange. However, New York Community Bank was a setback. The banking company missed first-quarter earnings expectations, and analysts cited heavy investments in mortgage-backed securities as the culprit. The stock was sold from the portfolio.

In the industrials sector, for-profit, post-secondary education schools came under pressure due to allegations of problems at some schools. Corinthian
Colleges was the portfolio's top detractor during the period. With negative sentiment already dogging for-profit schools, the company lowered its earnings and revenue forecasts, blaming higher marketing expenses and slowing enrollment trends.

Coca-Cola Enterprises was another detractor in the portfolio. The beverage bottler saw profits fall as volume was hurt by bad weather, a sluggish retail environment and a turn away from regular soft drinks.

Companies within the consumer discretionary sector turned in strong absolute results, in part due to stocks in the hotels, restaurants and leisure industry.
Casino operator Boyd Gaming was one of several gaming stocks that performed well. Investments in specialty apparel retailers also boosted performance.

OUR COMMITMENT

The VP Vista team remains committed to looking for stocks of growing companies.
The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

TOP FIVE INDUSTRIES
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                           % OF                  % OF
                                        NET ASSETS            NET ASSETS
                                           AS OF                 AS OF
                                         12/31/04               6/30/04
--------------------------------------------------------------------------------
Hotels, Restaurants &
Leisure                                  11.4%                  6.4%
--------------------------------------------------------------------------------
Software                                  9.9%                  4.8%
--------------------------------------------------------------------------------
Machinery                                 7.7%                  2.0%
--------------------------------------------------------------------------------
Health Care
Providers & Services                      6.8%                  3.0%
--------------------------------------------------------------------------------
Wireless  Telecommunication
Services                                  5.5%                  2.0%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO

--------------------------------------------------------------------------------
                                         % OF FUND             % OF FUND
                                        INVESTMENTS           INVESTMENTS
                                           AS OF                 AS OF
                                         12/31/04               6/30/04
--------------------------------------------------------------------------------
Common Stocks                            95.8%                 95.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               4.2%                  4.4%
--------------------------------------------------------------------------------

------
4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical

(continued)

------
5

Shareholder Fee Example (Unaudited)

example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              EXPENSES PAID
                            BEGINNING           ENDING       DURING PERIOD*    ANNUALIZED
                           ACCOUNT VALUE     ACCOUNT VALUE      7/1/04 -         EXPENSE
                              7/1/04           12/31/04         12/31/04         RATIO*
-------------------------------------------------------------------------------------------
VP VISTA CLASS I
SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------
Actual                       $1,000          $1,054.30         $5.16             1.00%
-------------------------------------------------------------------------------------------
Hypothetical                 $1,000          $1,020.11         $5.08             1.00%
-------------------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
6

VP Vista - Schedule of Investments

DECEMBER 31, 2004

Shares                                                              Value
--------------------------------------------------------------------------------

COMMON STOCKS - 95.0%

AEROSPACE & DEFENSE - 0.5%
--------------------------------------------------------------------------------
     786    Engineered Support Systems                         $    46,547
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS - 0.5%
--------------------------------------------------------------------------------
     983    CNF Inc.                                                49,248
--------------------------------------------------------------------------------
CAPITAL MARKETS - 1.0%
--------------------------------------------------------------------------------
     711    Affiliated Managers Group Inc.(1)                       48,163
--------------------------------------------------------------------------------
   1,143    Edwards (A.G.), Inc.                                    49,389
--------------------------------------------------------------------------------
                                                                    97,552
--------------------------------------------------------------------------------
CHEMICALS - 0.5%
--------------------------------------------------------------------------------
     851    Monsanto Co.                                            47,273
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.9%
--------------------------------------------------------------------------------
   2,125    East West BanCorp, Inc.                                 89,165
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
--------------------------------------------------------------------------------
   1,705    Copart Inc.(1)                                          44,876
--------------------------------------------------------------------------------
     647    Corporate Executive Board Co. (The)                     43,310
--------------------------------------------------------------------------------
                                                                    88,186
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 2.5%
--------------------------------------------------------------------------------
   2,817    AudioCodes Ltd.(1)                                      46,790
--------------------------------------------------------------------------------
   1,887    Comverse Technology, Inc.(1)                            46,137
--------------------------------------------------------------------------------
   1,293    F5 Networks, Inc.(1)                                    62,995
--------------------------------------------------------------------------------
   3,112    Juniper Networks, Inc.(1)                               84,616
--------------------------------------------------------------------------------
                                                                   240,538
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 2.9%
--------------------------------------------------------------------------------
   2,845    Apple Computer, Inc.(1)                                183,218
--------------------------------------------------------------------------------
   6,099    Brocade Communications System(1)                        46,596
--------------------------------------------------------------------------------
     755    NCR Corp.(1)                                            52,269
--------------------------------------------------------------------------------
                                                                   282,083
--------------------------------------------------------------------------------
DIVERSIFIED - 3.7%
--------------------------------------------------------------------------------
   1,403    iShares Russell 2000 Index Fund                        181,688
--------------------------------------------------------------------------------
   4,461    Nasdaq 100-Index Tracking Stock                        178,039
--------------------------------------------------------------------------------
                                                                   359,727
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.8%
--------------------------------------------------------------------------------
   1,158    Chicago Mercantile Exchange
            Holdings Inc.                                          264,835
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.9%
--------------------------------------------------------------------------------
   4,294    TXU Corp.                                              277,446
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.1%
--------------------------------------------------------------------------------
   4,068    Rockwell Automation Inc.                               201,569
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 4.6%
--------------------------------------------------------------------------------
   2,956    Diamond Offshore Drilling, Inc.                        118,388
--------------------------------------------------------------------------------
   3,927    National-Oilwell, Inc.(1)                              138,583
--------------------------------------------------------------------------------
   1,829    Noble Corp.(1)                                          90,974
--------------------------------------------------------------------------------
   1,068    Transocean Inc.(1)                                      45,273
--------------------------------------------------------------------------------
     869    Weatherford International Ltd.(1)                       44,580
--------------------------------------------------------------------------------
                                                                   437,798
--------------------------------------------------------------------------------

Shares                                                             Value
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
--------------------------------------------------------------------------------
   3,158    Advanced Medical Optics Inc.(1)                     $  129,920
--------------------------------------------------------------------------------
     540    American Medical Systems
            Holdings, Inc.(1)                                       22,577
--------------------------------------------------------------------------------
   2,737    Cooper Companies, Inc. (The)                           193,206
--------------------------------------------------------------------------------
   1,578    Cytyc Corp.(1)                                          43,505
--------------------------------------------------------------------------------
   1,208    Intuitive Surgical Inc.(1)                              48,344
--------------------------------------------------------------------------------
     887    Mine Safety Appliances Company                          44,971
--------------------------------------------------------------------------------
                                                                   482,523
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES - 6.8%
--------------------------------------------------------------------------------
   1,940    Aetna Inc.                                             242,014
--------------------------------------------------------------------------------
   1,833    AMERIGROUP Corporation(1)                              138,685
--------------------------------------------------------------------------------
   3,523    Caremark Rx Inc.(1)                                    138,912
--------------------------------------------------------------------------------
   1,550    Centene Corp.(1)                                        43,943
--------------------------------------------------------------------------------
   1,635    PacifiCare Health
            Systems, Inc.(1)                                        92,410
--------------------------------------------------------------------------------
                                                                   655,964
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 11.4%
--------------------------------------------------------------------------------
   5,065    Boyd Gaming Corp.                                      210,956
--------------------------------------------------------------------------------
     745    Harrah's Entertainment, Inc.                            49,833
--------------------------------------------------------------------------------
   4,062    Hilton Hotels Corporation                               92,370
--------------------------------------------------------------------------------
   1,011    Las Vegas Sands Corp.(1)                                48,528
--------------------------------------------------------------------------------
     954    Red Robin Gourmet
            Burgers Inc.(1)                                         51,010
--------------------------------------------------------------------------------
   1,790    Royal Caribbean Cruises Ltd.                            97,448
--------------------------------------------------------------------------------
   1,554    Starwood Hotels & Resorts
            Worldwide, Inc.                                         90,754
--------------------------------------------------------------------------------
   3,438    Station Casinos Inc.                                   187,990
--------------------------------------------------------------------------------
   5,237    WMS Industries Inc.(1)                                 175,649
--------------------------------------------------------------------------------
   1,154    Wynn Resorts Ltd.(1)                                    77,226
--------------------------------------------------------------------------------=
                                                                 1,081,764
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.8%
--------------------------------------------------------------------------------
   1,266    Garmin Ltd.                                             77,023
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 1.9%
--------------------------------------------------------------------------------
                       2,524    Textron Inc.                       186,271
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 2.9%
--------------------------------------------------------------------------------
   4,477    Openwave Systems Inc.(1)                                69,214
--------------------------------------------------------------------------------
   1,944    VeriSign, Inc.(1)                                       65,163
--------------------------------------------------------------------------------
   1,051    Websense Inc.(1)                                        53,307
--------------------------------------------------------------------------------
   2,495    Yahoo! Inc.(1)                                          94,012
--------------------------------------------------------------------------------
                                                                   281,696
--------------------------------------------------------------------------------
IT SERVICES - 2.5%
--------------------------------------------------------------------------------
     749    CACI International Inc.(1)                              51,029
--------------------------------------------------------------------------------
   2,347    Cognizant Technology
            Solutions Corporation(1)                                99,349
--------------------------------------------------------------------------------
   1,326    Infosys Technologies Ltd. ADR                           91,905
--------------------------------------------------------------------------------
                                                                   242,283
--------------------------------------------------------------------------------

See Notes to Financial Statements.                             (continued)

------
7

VP Vista - Schedule of Investments

DECEMBER 31, 2004

Shares                                                              Value
----------------------------------------------------------------------------
MACHINERY - 7.7%
----------------------------------------------------------------------------
     2,333    Cummins Inc.                                      $  195,482
----------------------------------------------------------------------------
     2,074    Paccar Inc.                                          166,916
----------------------------------------------------------------------------
     2,333    Parker-Hannifin Corp.                                176,701
----------------------------------------------------------------------------
     4,682    Pentair, Inc.                                        203,948
----------------------------------------------------------------------------
                                                                   743,047
----------------------------------------------------------------------------
MEDIA - 0.4%
----------------------------------------------------------------------------
       500    Pixar(1)                                              42,805
----------------------------------------------------------------------------
METALS & MINING - 1.0%
----------------------------------------------------------------------------
     3,269    Cia Vale do Rio Doce ADR                              94,834
----------------------------------------------------------------------------
OIL & GAS - 2.8%
----------------------------------------------------------------------------
     1,175    Bill Barrett Corp.(1)                                 37,588
----------------------------------------------------------------------------
     1,207    EOG Resources Inc.                                    86,132
----------------------------------------------------------------------------
     2,136    Valero Energy Corp.                                   96,974
----------------------------------------------------------------------------
     1,335    XTO Energy Inc.                                       47,232
----------------------------------------------------------------------------
                                                                   267,926
----------------------------------------------------------------------------
PHARMACEUTICALS - 1.0%
----------------------------------------------------------------------------
     1,216    American Pharmaceutical
              Partners Inc.(1)                                      45,491
----------------------------------------------------------------------------
     1,399    Taro Pharmaceutical
              Industries Ltd.(1)                                    47,608
----------------------------------------------------------------------------
                                                                    93,099
----------------------------------------------------------------------------
ROAD & RAIL - 4.5%
----------------------------------------------------------------------------
     1,888    Burlington Northern Santa Fe Corp.                    89,321
----------------------------------------------------------------------------
     1,148    Canadian National Railway Co.                         70,315
----------------------------------------------------------------------------
     1,891    Norfolk Southern Corp.                                68,435
----------------------------------------------------------------------------
     3,691    Yellow Roadway Corp.(1)                              205,626
----------------------------------------------------------------------------
                                                                   433,697
----------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.0%
----------------------------------------------------------------------------
     2,425    Cree, Inc.(1)                                         97,194
----------------------------------------------------------------------------
     2,548    Microsemi Corporation(1)                              44,233
----------------------------------------------------------------------------
     2,209    NVIDIA Corp.(1)                                       52,044
----------------------------------------------------------------------------
                                                                   193,471
----------------------------------------------------------------------------
SOFTWARE - 9.9%
----------------------------------------------------------------------------
     1,474    Adobe Systems Inc.                                    92,479
----------------------------------------------------------------------------
     3,707    Borland Software Corp.(1)                             43,298
----------------------------------------------------------------------------
     5,318    Citrix Systems, Inc.(1)                              130,451
----------------------------------------------------------------------------
     2,196    Cognos, Inc.(1)                                       96,756
----------------------------------------------------------------------------
     3,918    Internet Security Systems(1)                          91,094
----------------------------------------------------------------------------
     5,465    McAfee Inc.(1)                                       158,102
----------------------------------------------------------------------------
     1,107    Shanda Interactive
              Entertainment Ltd. ADR(1)                             47,048
----------------------------------------------------------------------------
     1,866    Symantec Corp.(1)                                     48,068
----------------------------------------------------------------------------
    18,551    TIBCO Software Inc.(1)                               247,469
----------------------------------------------------------------------------
                                                                   954,765
----------------------------------------------------------------------------

Shares                                                               Value
----------------------------------------------------------------------------
SPECIALTY RETAIL - 2.2%
----------------------------------------------------------------------------
     2,085    American Eagle Outfitters, Inc.                  $    98,204
----------------------------------------------------------------------------
       668    Carmax, Inc.(1)                                       20,741
----------------------------------------------------------------------------
     2,100    Urban Outfitters Inc.(1)                              93,240
----------------------------------------------------------------------------
                                                                   212,185
----------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
----------------------------------------------------------------------------
     1,121    Deckers Outdoor Corp.(1)                              52,676
----------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.4%
----------------------------------------------------------------------------
     1,634    W Holding Company, Inc.                               37,484
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 5.5%
----------------------------------------------------------------------------
    15,695    Alamosa Holdings Inc.(1)                             195,717
----------------------------------------------------------------------------
     6,929    NII Holdings Inc. Cl B(1)                            328,781
----------------------------------------------------------------------------
                                                                   524,498
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $7,639,525)                                                9,139,978
----------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 4.2%

Repurchase Agreement, Morgan
Stanley Group, Inc., (collateralized by
various U.S. Treasury obligations, 7.50%,
11/15/16, valued at $411,038), in a joint
trading account at 1.45%, dated 12/31/04,
due 1/3/05 (Delivery value $400,048)
(Cost $400,000)                                                    400,000
----------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.2%
(Cost $8,039,525)                                                9,539,978
----------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES - 0.8%                                              72,343
----------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                       $9,612,321
============================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

------
8

Statement of Assets and Liabilities

DECEMBER 31, 2004
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $8,039,525)                 $9,539,978
------------------------------------------------------------
Cash                                                                    154,629
------------------------------------------------------------
Dividends and interest receivable                                        11,177
--------------------------------------------------------------------------------
                                                                      9,705,784
--------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                        85,795
------------------------------------------------------------
Accrued management fees                                                   7,668
--------------------------------------------------------------------------------
                                                                         93,463
--------------------------------------------------------------------------------

NET ASSETS                                                           $9,612,321
================================================================================
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                              $8,251,375
------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                     (139,507)
------------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and liabilities
in foreign currencies                                                 1,500,453
--------------------------------------------------------------------------------
                                                                     $9,612,321
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $9,612,321
------------------------------------------------------------
Shares outstanding (50,000,000 shares authorized)                       717,320
------------------------------------------------------------
Net asset value per share                                                $13.40
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
9

Statement of Operations

YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Dividends                                                           $    43,026
--------------------------------------------------------------
Interest                                                                  4,211
--------------------------------------------------------------------------------
                                                                         47,237
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                          49,317
--------------------------------------------------------------
Directors' fees and expenses                                                 67
--------------------------------------------------------------
Other expenses                                                              126
--------------------------------------------------------------------------------
                                                                         49,510
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                     (2,273)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:
--------------------------------------------------------------
Investment transactions                                                (49,705)
--------------------------------------------------------------
Foreign currency transactions                                             3,439
--------------------------------------------------------------------------------
                                                                       (46,266)
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
--------------------------------------------------------------
Investments                                                           1,065,499
--------------------------------------------------------------
Translation of assets and liabilities in foreign currencies                 250
--------------------------------------------------------------------------------
                                                                      1,065,749
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                      1,019,483
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,017,210
================================================================================

See Notes to Financial Statements.

------
10

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                       2004         2003
OPERATIONS
Net investment loss                                    $    (2,273)    $ (9,085)
-----------------------------------------------
Net realized gain (loss)                                   (46,266)     160,008
-----------------------------------------------
Change in net unrealized appreciation                    1,065,749      422,011
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                1,017,210      572,934
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class I                      6,910,277      613,658
-----------------------------------------------
Payments for shares redeemed - Class I                    (521,470)   (144,180)
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                               6,388,807      469,478
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                               7,406,017    1,042,412
NET ASSETS
Beginning of period                                      2,206,304    1,163,892
--------------------------------------------------------------------------------
End of period                                           $9,612,321   $2,206,304
================================================================================
Accumulated net investment loss                                  --    $(2,187)
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
Sold - Class I                                             569,739       63,455
-----------------------------------------------
Redeemed - Class I                                         (42,782)    (15,988)
--------------------------------------------------------------------------------
Net increase in shares of the fund                         526,957       47,467
================================================================================

See Notes to Financial Statements.

------
11

Notes to Financial Statements

DECEMBER 31, 2004

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Vista Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is long-term capital growth. The fund seeks to achieve its investment objective by investing in companies with medium to small market capitalization that are considered by management to have a greater-than-average chance to increase in value. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. The fund is authorized to issue 50 million shares for each class. Sale of Class II shares had not commenced as of December 31, 2004.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Discount notes are valued through a commercial pricing service. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase

(continued)

------
12

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2004, the fund has accumulated net realized capital loss carryovers for federal income tax purposes of $87,239 and $33,277 expiring in
2010 and 2012, respectively, which may be used to offset future taxable gains.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of the fund and paid monthly in arrears. The annual management fee for each class of the fund is 1.00% and 0.90% for Class I and Class II, respectively, if applicable.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. No fees were incurred for
Class II during the year ended December 31, 2004, because it had not commenced sale.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation.

(continued)

------
13

Notes to Financial Statements

DECEMBER 31, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

During the year ended December 31, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 2004, were $17,871,506 and $11,931,707, respectively.

As of December 31, 2004, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                     $8,058,516
================================================================================
Gross tax appreciation of investments                               $1,491,895
-----------------------------------------------------------------
Gross tax depreciation of investments                                 (10,433)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $1,481,462
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2004.

5. SUBSEQUENT EVENT

Effective January 1, 2005, American Century Services Corporation's name will change to American Century Services, LLC.

------
14

VP Vista - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
-----------------------------------------------------------------------------------
                                                    CLASS I
-----------------------------------------------------------------------------------
                                 2004         2003         2002       2001(1)
PER-SHARE DATA
Net Asset Value,
Beginning of Period             $11.59        $8.15       $10.15       $10.00
-----------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Loss            (0.01)(2)    (0.05)       (0.02)       (0.01)
----------------------------
  Net Realized and
  Unrealized Gain (Loss)          1.82         3.49        (1.98)        0.16
-----------------------------------------------------------------------------------
  Total From
  Investment Operations           1.81         3.44        (2.00)        0.15
-----------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $13.40       $11.59        $8.15       $10.15
===================================================================================
  TOTAL RETURN(3)                15.62%       42.21%      (19.70)%       1.50%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets             1.00%        1.00%        1.00%        1.00%(4)
----------------------------
Ratio of Net Investment Loss
to Average Net Assets           (0.05)%      (0.58)%       (0.29)%      (0.32)%(4)
----------------------------
Portfolio Turnover Rate            252%         262%          294%          50%
----------------------------
Net Assets,
End of Period
(in thousands)                  $9,612       $2,206        $1,164       $1,072
-----------------------------------------------------------------------------------

(1) October 5, 2001 (inception) through December 31, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
15

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
American Century Variable Portfolios, Inc.:

We have audited the accompanying statement of asset and liabilities, including the schedule of investments, of VP Vista Fund (the "Fund"), one of the funds comprising American Century Variable Portfolios, Inc., as of December 31, 2004,
and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VP
Vista Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of
America.

Deloitte & Touche LLP
Kansas City, Missouri
February 9, 2005

------
16

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total numbers) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in a similar capacity for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------

THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 23

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company, a corporation engaged in the sale of bearings and power transmission products

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------

D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

(continued)

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17

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------

DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------

GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers 40, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------

M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(December 1998 to January 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------

TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------

JAMES E. STOWERS, JR.,(1) 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 45

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

JAMES E. STOWERS III,(1) 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 13

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

Other Directorships Held by Director: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

(continued)

------
18

Management

OFFICERS
--------------------------------------------------------------------------------

WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------

ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Chairman, American Century Ventures, Inc. (April 2004 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 3

Principal Occupation(s) During Past 5 Years: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACIM, ACIS and ACSC (September 1985 to
present)
--------------------------------------------------------------------------------

DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------

DAVID H. REINMILLER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer

LENGTH OF TIME SERVED (YEARS): 3 and less than 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACSC and
ACIM (March 2001 to present); Vice President, ACSC (March 2000 to present); Vice
President, ACIM (March 2002 to present); Vice President, ACIS (March 2003 to present); Assistant General Counsel, ACSC (December 1996 to January 2001);
Associate General Counsel, ACSC (July 2001 to present)
--------------------------------------------------------------------------------

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-378-9878.

------
19

Share Class Information

Two classes of shares are authorized for sale by the fund: Class I and Class II.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------
20

Additional Information

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap
Index companies (the 800 smallest of the 1,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------
21

Notes

------
22

Notes
------
23

Notes

------
24

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

0502
SH-ANN-41912   (c)2005 American Century Proprietary Holdings, Inc.  All rights reserved.

ITEM 2.   CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as Exhibit 10(a) to American Century Mutual Fund,  Inc.'s Annual
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-0816,  on
          December 23, 2003, and is incorporated herein by reference.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    D.D. (Del) Hock,  Donald H. Pratt, M. Jeannine  Strandjord and Timothy
          Webster are the  registrant's  designated  audit  committee  financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

          The  aggregate  fees billed for each of the last two fiscal  years for professional  services rendered by the principal accountant for the audit of the registrant's annual financial  statements or services that are normally provided by the  accountant  in  connection  with  statutory  and  regulatory  filings or engagements for those fiscal years were as follows:

          FY 2003:   $94,988
          FY 2004:  $125,423

(b)       Audit-Related Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for assurance and related  services by the principal  accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2003:  $0
          FY 2004:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(c)       Tax Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for professional  services rendered by the principal  accountant for tax compliance, tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2003:  $12,309
          FY 2004:  $17,539

          These services  included  review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(d)       All Other Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for products  and  services  provided by the  principal  accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2003:  $0
          FY 2004:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
          pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

          FY 2003:  $520,192
          FY 2004:  $311,672

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE  OF PROXY VOTING POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As of the end of the  reporting  period,  the  registrant  did not have in place procedures  by which  shareholders  may recommend  nominees to the  registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed as  Exhibit  10(a)  to  American  Century  Mutual  Fund,  Inc.'s
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-3706,  on
          December 23, 2003.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    February 16, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President
                 (principal executive officer)

Date:    February 16, 2005

By:      /s/ Maryanne L. Roepke
         -------------------------------------------------------
         Name:    Maryanne L. Roepke
         Title:   Sr. Vice President, Treasurer, and
                  Chief Accounting Officer
                  (principal financial officer)

Date:    February 16, 2005